UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Air Transportation Portfolio

November 30, 2010

1.810665.106

AIR-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AEROSPACE & DEFENSE - 29.2%
Aerospace & Defense - 29.2%
Alliant Techsystems, Inc.	29,400	$ 2,172,954
BE Aerospace, Inc. (a)	85,100	3,021,050
Bombardier, Inc. Class B (sub. vtg.)	822,900	3,767,417
Esterline Technologies Corp. (a)	24,700	1,454,336
Goodrich Corp.	97,600	8,371,152
HEICO Corp. Class A	9,849	384,013
Precision Castparts Corp.	89,900	12,412,493
Rockwell Collins, Inc.	74,100	4,154,046
Spirit AeroSystems Holdings, Inc. Class A (a)	152,416	2,967,540
Teledyne Technologies, Inc. (a)	3,800	152,836
The Boeing Co.	144,900	9,240,273
TransDigm Group, Inc. (a)	8,400	575,400
		48,673,510
AIR FREIGHT & LOGISTICS - 32.4%
Air Freight & Logistics - 32.4%
Air Transport Services Group, Inc. (a)	190,900	1,408,842
Atlas Air Worldwide Holdings, Inc. (a)	29,600	1,614,976
C.H. Robinson Worldwide, Inc.	97,700	7,201,467
Dart Group PLC	1,788,800	2,427,322
Expeditors International of Washington, Inc.	37,400	1,978,460
Express-1 Expedited Solutions, Inc. (a)	231,800	533,140
FedEx Corp.	83,400	7,599,408
Panalpina Welttransport Holding AG (a)	6,360	730,641
United Parcel Service, Inc. Class B	393,000	27,561,089
UTI Worldwide, Inc.	156,400	3,010,700
		54,066,045
AIRLINES - 31.2%
Airlines - 31.2%
AirTran Holdings, Inc. (a)	126,200	938,928
Alaska Air Group, Inc. (a)	43,500	2,392,500
Copa Holdings SA Class A	48,100	2,682,537
Delta Air Lines, Inc. (a)	909,666	12,444,231
Republic Airways Holdings, Inc. (a)(d)	269,700	2,092,872
Ryanair Holdings PLC sponsored ADR	209,000	6,380,770
SkyWest, Inc.	191,700	3,103,623
Southwest Airlines Co.	608,000	8,098,560
United Continental Holdings, Inc. (a)(d)	498,185	13,789,761
		51,923,782
INDUSTRIAL CONGLOMERATES - 4.0%
Industrial Conglomerates - 4.0%
Textron, Inc. (d)	301,200	6,734,832

	Shares	Value
MACHINERY - 0.2%
Construction & Farm Machinery & Heavy Trucks - 0.2%
ASL Marine Holdings Ltd.	460,000	$ 313,494
MARINE - 1.5%
Marine - 1.5%
Kuehne & Nagel International AG	19,500	2,500,523
TRANSPORTATION INFRASTRUCTURE - 0.7%
Airport Services - 0.7%
Avantair, Inc. (a)	467,800	1,146,110
TOTAL COMMON STOCKS (Cost $135,836,911)		165,358,296
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $70,344)	$ 3,500,000	0
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	1,889,201	1,889,201
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	8,088,795	8,088,795
TOTAL MONEY MARKET FUNDS (Cost $9,977,996)		9,977,996
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $145,885,251)	175,336,292
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(8,640,592)
NET ASSETS - 100%	$ 166,695,700
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,536
Fidelity Securities Lending Cash Central Fund	19,355
Total	$ 23,891
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pinnacle Airlines Corp.	$ 8,000,944	$ 643,420	$ 5,932,465	$ -	$ -
Total	$ 8,000,944	$ 643,420	$ 5,932,465	$ -	$ -
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 165,358,296	$ 165,358,296	$ -	$ -
Nonconvertible Bonds	-	-	-	-
Money Market Funds	9,977,996	9,977,996	-	-
Total Investments in Securities:	$ 175,336,292	$ 175,336,292	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 35,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(35,000)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ (35,000)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $146,449,881. Net unrealized appreciation aggregated $28,886,411, of which $31,037,821 related to appreciated investment securities and $2,151,410 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Automotive Portfolio

November 30, 2010

1.810666.106

AUT-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value
AUTO COMPONENTS - 49.8%
Auto Parts & Equipment - 47.7%
American Axle & Manufacturing Holdings, Inc. (a)	508,700	$ 5,463,438
Autoliv, Inc. (e)	96,155	7,059,700
BorgWarner, Inc. (a)	130,700	7,886,438
Dana Holding Corp. (a)	444,200	6,711,862
Delphi Corp. Class B (a)(g)	157	2,551,250
Drew Industries, Inc.	32,100	648,420
Exide Technologies (a)	726,600	5,943,588
Federal-Mogul Corp. Class A (a)	118,424	2,214,529
Fuel Systems Solutions, Inc. (a)	14,200	490,752
Gentex Corp.	187,300	3,931,427
Johnson Controls, Inc.	404,170	14,727,955
Lear Corp. (a)	77,800	6,828,506
Magna International, Inc. Class A (sub. vtg.)	164,584	7,854,052
Martinrea International, Inc. (a)	126,200	977,294
Modine Manufacturing Co. (a)	242,700	3,363,822
Stoneridge, Inc. (a)	357,537	4,647,981
Tenneco, Inc. (a)	205,080	7,477,217
Tower International, Inc.	79,100	1,186,500
TRW Automotive Holdings Corp. (a)	249,200	11,834,508
		101,799,239
Tires & Rubber - 2.1%
Cooper Tire & Rubber Co.	96,900	2,024,241
The Goodyear Tire & Rubber Co. (a)	260,126	2,486,805
		4,511,046
TOTAL AUTO COMPONENTS		106,310,285
AUTOMOBILES - 33.1%
Automobile Manufacturers - 31.3%
Ford Motor Co. (a)(e)	1,269,661	20,238,396
General Motors Co.	29,500	1,008,900
Honda Motor Co. Ltd. sponsored ADR (e)	488,800	17,709,224
Thor Industries, Inc.	53,500	1,579,855
Toyota Motor Corp. sponsored ADR (e)	331,300	25,738,696
Winnebago Industries, Inc. (a)	49,400	517,712
		66,792,783
Motorcycle Manufacturers - 1.8%
Harley-Davidson, Inc.	125,100	3,913,128
TOTAL AUTOMOBILES		70,705,911
MACHINERY - 2.5%
Construction & Farm Machinery & Heavy Trucks - 2.5%
ArvinMeritor, Inc. (a)	306,500	5,471,025

	Shares	Value
SPECIALTY RETAIL - 5.0%
Automotive Retail - 5.0%
Asbury Automotive Group, Inc. (a)	185,126	$ 2,913,883
Group 1 Automotive, Inc. (e)	58,300	2,257,959
Penske Automotive Group, Inc. (a)	63,400	956,706
Sonic Automotive, Inc. Class A (sub. vtg.) (e)	365,800	4,528,604
		10,657,152
TOTAL COMMON STOCKS (Cost $148,488,626)		193,144,373
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.2%
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
General Motors Co. 4.75% (a)	11,000	557,700
Nonconvertible Preferred Stocks - 0.8%
DIVERSIFIED FINANCIAL SERVICES - 0.8%
Other Diversified Financial Services - 0.8%
GMAC LLC 7.00% (f)	1,900	1,648,250
TOTAL PREFERRED STOCKS (Cost $2,112,750)		2,205,950
Nonconvertible Bonds - 6.7%
	Principal Amount
AUTOMOBILES - 6.7%
Automobile Manufacturers - 6.7%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 31,005,000	9,379,013
7.125% 7/15/13 (d)	12,970,000	3,891,000
7.2% 1/15/11 (d)	10,000	3,025
8.25% 7/15/23 (d)	3,030,000	939,300
8.375% 7/15/33 (d)	25,000	7,875
		14,220,213
TOTAL NONCONVERTIBLE BONDS (Cost $16,439,239)	$ 14,220,213
Money Market Funds - 31.1%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	9,148,862	$ 9,148,862
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	57,204,975	57,204,975
TOTAL MONEY MARKET FUNDS (Cost $66,353,837)		66,353,837
TOTAL INVESTMENT PORTFOLIO - 129.2% (Cost $233,394,452)	275,924,373
NET OTHER ASSETS (LIABILITIES) - (29.2)%	(62,377,199)
NET ASSETS - 100%	$ 213,547,174
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,648,250 or 0.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,688
Fidelity Securities Lending Cash Central Fund	64,764
Total	$ 71,452
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 193,144,373	$ 190,593,123	$ 2,551,250	$ -
Preferred Stocks	2,205,950	557,700	1,648,250	-
Nonconvertible Bonds	14,220,213	-	14,220,213	-
Money Market Funds	66,353,837	66,353,837	-	-
Total Investments in Securities:	$ 275,924,373	$ 257,504,660	$ 18,419,713	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $233,625,743. Net unrealized appreciation aggregated $42,298,630, of which $46,228,146 related to appreciated investment securities and $3,929,516 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Banking Portfolio

November 30, 2010

1.810667.106

BAN-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CAPITAL MARKETS - 3.2%
Asset Management & Custody Banks - 2.3%
Bank of New York Mellon Corp.	96,303	$ 2,599,218
State Street Corp.	156,700	6,769,440
		9,368,658
Investment Banking & Brokerage - 0.9%
Morgan Stanley	154,200	3,771,732
TOTAL CAPITAL MARKETS		13,140,390
COMMERCIAL BANKS - 83.4%
Diversified Banks - 24.9%
Comerica, Inc.	524,000	19,120,760
U.S. Bancorp, Delaware	1,154,500	27,454,010
Wells Fargo & Co.	2,058,692	56,017,009
		102,591,779
Regional Banks - 58.5%
Associated Banc-Corp.	918,920	11,757,581
Bank of the Ozarks, Inc. (d)	210,700	7,983,423
BB&T Corp.	1,095,900	25,424,880
Capital City Bank Group, Inc. (d)	71,311	902,084
CapitalSource, Inc.	98,000	633,080
Cathay General Bancorp	702,300	9,488,073
Center Financial Corp. (a)	1,538,850	9,633,201
Chemical Financial Corp.	112,300	2,349,316
CIT Group, Inc. (a)	212,900	8,401,034
City National Corp.	224,500	12,060,140
CVB Financial Corp. (d)	369,200	2,905,604
First Bancorp, North Carolina	253,900	3,679,011
Glacier Bancorp, Inc.	74,700	995,751
Huntington Bancshares, Inc.	1,956,951	11,418,809
KeyCorp	174,600	1,314,738
M&T Bank Corp. (d)	44,000	3,386,240
Marshall & Ilsley Corp.	666,300	3,191,577
Nara Bancorp, Inc. (a)	537,800	4,388,448
National Penn Bancshares, Inc.	496,300	3,330,173
Oriental Financial Group, Inc.	213,180	2,472,888
Pacific Continental Corp.	310,790	2,685,226
PacWest Bancorp	344,300	5,853,100
Park National Corp. (d)	55,200	3,729,312
PNC Financial Services Group, Inc.	258,841	13,938,588
Popular, Inc. (a)	1,400,366	4,033,054
PrivateBancorp, Inc.	294,900	3,585,984
Regions Financial Corp.	2,760,800	14,853,104
Sandy Spring Bancorp, Inc.	235,600	3,998,132
Sterling Bancshares, Inc.	872,500	5,178,288
SunTrust Banks, Inc.	835,800	19,524,288
SVB Financial Group (a)	239,565	10,763,655
TCF Financial Corp.	342,800	4,665,508

	Shares	Value
Western Alliance Bancorp. (a)(d)	861,200	$ 5,313,604
Wilmington Trust Corp., Delaware	163,500	640,920
Wilshire Bancorp, Inc. (d)	705,100	4,992,108
Zions Bancorporation (d)	614,100	11,944,245
		241,415,167
TOTAL COMMERCIAL BANKS		344,006,946
CONSUMER FINANCE - 2.2%
Consumer Finance - 2.2%
Capital One Financial Corp.	246,400	9,173,472
DIVERSIFIED FINANCIAL SERVICES - 5.5%
Other Diversified Financial Services - 5.5%
Bank of America Corp.	367,948	4,029,031
Citigroup, Inc. (a)	2,676,800	11,242,560
JPMorgan Chase & Co.	193,900	7,247,982
NBH Holdings Corp. Class A (a)(e)	13,300	259,350
		22,778,923
IT SERVICES - 1.0%
Data Processing & Outsourced Services - 1.0%
Visa, Inc. Class A	56,400	4,165,140
THRIFTS & MORTGAGE FINANCE - 3.5%
Thrifts & Mortgage Finance - 3.5%
Abington Bancorp, Inc.	187,200	2,246,400
MGIC Investment Corp. (a)	212,592	1,811,284
New York Community Bancorp, Inc.	169,900	2,854,320
Ocwen Financial Corp. (a)	303,000	2,666,400
Radian Group, Inc.	537,887	3,813,619
WSFS Financial Corp.	22,064	959,784
		14,351,807
TOTAL COMMON STOCKS (Cost $453,347,417)		407,616,678
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.24% (b)	8,228,700	8,228,700
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	13,764,050	13,764,050
TOTAL MONEY MARKET FUNDS (Cost $21,992,750)		21,992,750
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $475,340,167)	429,609,428
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(16,887,649)
NET ASSETS - 100%	$ 412,721,779
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $259,350 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,286
Fidelity Securities Lending Cash Central Fund	67,862
Total	$ 86,148
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 407,616,678	$ 407,357,328	$ -	$ 259,350
Money Market Funds	21,992,750	21,992,750	-	-
Total Investments in Securities:	$ 429,609,428	$ 429,350,078	$ -	$ 259,350
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	3,325
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	256,025
Transfers out of Level 3	-
Ending Balance	$ 259,350
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 3,325

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $526,945,544. Net unrealized depreciation aggregated $97,336,116, of which $22,331,486 related to appreciated investment securities and $119,667,602 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Biotechnology Portfolio

November 30, 2010

1.810668.106

BIO-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
BIOTECHNOLOGY - 92.7%
Biotechnology - 92.7%
Acadia Pharmaceuticals, Inc. (a)	169,688	$ 113,691
Acorda Therapeutics, Inc. (a)(d)	1,197,484	31,553,703
Affymax, Inc. (a)(d)	78,204	528,659
Alexion Pharmaceuticals, Inc. (a)	1,036,582	79,246,694
Alkermes, Inc. (a)	779,658	8,170,816
Allos Therapeutics, Inc. (a)(d)	2,101,480	8,532,009
Alnylam Pharmaceuticals, Inc. (a)(d)	258,102	2,361,633
AMAG Pharmaceuticals, Inc. (a)(d)	246,677	3,870,362
Amgen, Inc. (a)	3,658,175	192,749,235
Amylin Pharmaceuticals, Inc. (a)(d)	885,403	11,346,439
Antigenics, Inc. (a)(d)	372,100	331,169
Antigenics, Inc. warrants 1/9/18 (a)(f)	1,548,000	685,563
ArQule, Inc. (a)	151,534	822,830
AVEO Pharmaceuticals, Inc.	244,739	3,617,242
Biogen Idec, Inc. (a)	653,487	41,803,563
BioMarin Pharmaceutical, Inc. (a)	1,175,562	31,834,219
Catalyst Pharmaceutical Partners, Inc. (a)(e)	1,188,032	1,259,314
Celera Corp. (a)	21,656	122,790
Celgene Corp. (a)	2,178	129,330
Cephalon, Inc. (a)	254,161	16,136,682
Cepheid, Inc. (a)	451,600	8,892,004
Chelsea Therapeutics International Ltd. (a)(d)	119,764	650,319
Clinical Data, Inc. (a)(d)	593,113	10,842,106
Cubist Pharmaceuticals, Inc. (a)(d)	176,708	3,836,331
Dendreon Corp. (a)	1,288,672	46,057,137
Dynavax Technologies Corp. (a)	920,300	1,840,600
Enzon Pharmaceuticals, Inc. (a)	68,300	759,496
Exelixis, Inc. (a)	1,110,968	6,432,505
Genomic Health, Inc. (a)(d)	5,800	107,010
Genzyme Corp. (a)	705,965	50,278,827
Gilead Sciences, Inc. (a)	562,661	20,537,127
Halozyme Therapeutics, Inc. (a)	756,800	5,237,056
Human Genome Sciences, Inc. (a)	1,161,659	28,495,495
ImmunoGen, Inc. (a)	97,900	814,528
Incyte Corp. (a)	1,210,123	17,558,885
Inhibitex, Inc. (a)(d)	661,321	1,937,671
InterMune, Inc. (a)	779,933	9,795,958
Ironwood Pharmaceuticals, Inc. Class A	18,900	202,041
Isis Pharmaceuticals, Inc. (a)(d)	353,910	3,339,141
Keryx Biopharmaceuticals, Inc. (a)	397,300	2,169,258
Lexicon Pharmaceuticals, Inc. (a)(d)	4,690,319	6,378,834
Ligand Pharmaceuticals, Inc. Class B (a)	33,500	282,740
MannKind Corp. (a)(d)	695,158	4,365,592
Martek Biosciences (a)(d)	220,800	4,857,600
Medivation, Inc. (a)(d)	26,500	300,245
Metabolix, Inc. (a)(d)	90,600	927,744
Micromet, Inc. (a)(d)	315,602	2,291,271
Momenta Pharmaceuticals, Inc. (a)(d)	281,385	4,291,121

	Shares	Value
Myrexis, Inc. (a)	6,179	$ 23,048
Myriad Genetics, Inc. (a)	482,235	10,382,520
Neurocrine Biosciences, Inc. (a)	662,435	4,822,527
NPS Pharmaceuticals, Inc. (a)	1,341,004	8,327,635
ONYX Pharmaceuticals, Inc. (a)	266,288	7,842,182
OREXIGEN Therapeutics, Inc. (a)(d)	593,600	3,092,656
PDL BioPharma, Inc.	3,012,033	17,409,551
Pharmasset, Inc. (a)	346,658	15,017,225
Progenics Pharmaceuticals, Inc. (a)(d)	639,094	3,035,697
Protalix BioTherapeutics, Inc. (a)(d)	249,400	2,179,756
Regeneron Pharmaceuticals, Inc. (a)	330,199	9,516,335
Rigel Pharmaceuticals, Inc. (a)	496,353	3,960,897
Sangamo Biosciences, Inc. (a)(d)	54,102	252,115
Savient Pharmaceuticals, Inc. (a)(d)	564,987	6,672,496
Seattle Genetics, Inc. (a)	665,131	10,043,478
SIGA Technologies, Inc. (a)(d)	877,288	11,053,829
Targacept, Inc. (a)	216,659	4,593,171
Theratechnologies, Inc. (a)	457,800	2,519,550
Theravance, Inc. (a)(d)	831,323	20,766,449
United Therapeutics Corp. (a)	783,994	49,336,742
Vertex Pharmaceuticals, Inc. (a)	1,629,235	53,976,556
ZIOPHARM Oncology, Inc. (a)	387,300	1,591,803
Zogenix, Inc.	1,556,900	5,994,065
		931,104,868
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Alsius Corp.	314,300	3
Aradigm Corp. (a)	477,800	66,892
		66,895
Health Care Supplies - 0.0%
Alimera Sciences, Inc. (a)(d)	15,200	173,888
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		240,783
PHARMACEUTICALS - 6.9%
Pharmaceuticals - 6.9%
Adolor Corp. (a)(e)	3,563,790	4,454,738
Akorn, Inc. (a)	283,227	1,503,935
Ardea Biosciences, Inc. (a)	64,300	1,429,389
Auxilium Pharmaceuticals, Inc. (a)(d)	752,204	14,239,222
AVANIR Pharmaceuticals Class A (a)(d)	3,397,620	14,541,814
Cadence Pharmaceuticals, Inc. (a)(d)	234,700	1,682,799
Cardiome Pharma Corp. (a)	35,200	171,440
Elan Corp. PLC sponsored ADR (a)	1,465,400	7,546,810
Inspire Pharmaceuticals, Inc. (a)	64,200	448,116
Jazz Pharmaceuticals, Inc. (a)	333,850	5,558,603
NuPathe, Inc.	23,400	139,698
Optimer Pharmaceuticals, Inc. (a)(d)	633,737	6,001,489
The Medicines Company (a)	23,000	303,140
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
ViroPharma, Inc. (a)	509,031	$ 7,864,529
XenoPort, Inc. (a)(d)	436,757	3,384,867
		69,270,589
TOTAL COMMON STOCKS (Cost $1,016,892,944)		1,000,616,240
Convertible Preferred Stocks - 0.3%

BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals, Inc. Series E (a)(f) (Cost $6,724,138)	981,626	3,416,058
Money Market Funds - 11.4%

Fidelity Cash Central Fund, 0.24% (b)	851,520	851,520
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	113,543,509	113,543,509
TOTAL MONEY MARKET FUNDS (Cost $114,395,029)		114,395,029
TOTAL INVESTMENT PORTFOLIO - 111.3% (Cost $1,138,012,111)	1,118,427,327
NET OTHER ASSETS (LIABILITIES) - (11.3)%	(113,322,509)
NET ASSETS - 100%	$ 1,005,104,818
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,101,621 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/18	1/9/08	$ 1,930,622
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,653
Fidelity Securities Lending Cash Central Fund	627,265
Total	$ 635,918
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Adolor Corp.	$ 828,180	$ 4,091,517	$ 540,617	$ -	$ 4,454,738
Biodel, Inc.	7,849,719	953,466	8,641,352	-	-
Catalyst Pharmaceutical Partners, Inc.	-	1,422,390	106,939	-	1,259,314
Total	$ 8,677,899	$ 6,467,373	$ 9,288,908	$ -	$ 5,714,052
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,000,616,240	$ 999,930,674	$ 685,563	$ 3
Convertible Preferred Stocks	3,416,058	-	-	3,416,058
Money Market Funds	114,395,029	114,395,029	-	-
Total Investments in Securities:	$ 1,118,427,327	$ 1,114,325,703	$ 685,563	$ 3,416,061
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,428,944
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	5,975
Cost of Purchases	-
Proceeds of Sales	(18,858)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,416,061
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 5,975

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,160,188,677. Net unrealized depreciation aggregated $41,761,350, of which $116,862,789 related to appreciated investment securities and $158,624,139 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Brokerage and Investment
Management Portfolio

November 30, 2010

1.810691.106

BRO-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CAPITAL MARKETS - 62.7%
Asset Management & Custody Banks - 27.5%
Affiliated Managers Group, Inc. (a)	155,000	$ 13,548,550
AllianceBernstein Holding LP	151,200	3,471,552
Artio Global Investors, Inc. Class A	715,698	9,354,173
Bank of New York Mellon Corp.	272,000	7,341,280
BlackRock Kelso Capital Corp.	500,300	5,608,363
BlackRock, Inc. Class A	14,800	2,412,400
EFG International	704,153	8,068,310
Franklin Resources, Inc.	44,800	5,111,232
Invesco Ltd.	909,900	19,781,226
Janus Capital Group, Inc.	640,909	6,691,090
Legg Mason, Inc.	224,061	7,308,870
MCG Capital Corp.	458,369	3,203,999
Northern Trust Corp.	327,600	16,478,280
Och-Ziff Capital Management Group LLC Class A	793,049	10,936,146
PennantPark Investment Corp.	254,374	2,976,176
State Street Corp.	271,300	11,720,160
U.S. Global Investments, Inc. Class A	434,129	3,538,151
		137,549,958
Diversified Capital Markets - 6.4%
Credit Suisse Group sponsored ADR (d)	626,800	23,210,404
UBS AG (NY Shares) (a)	568,285	8,564,055
		31,774,459
Investment Banking & Brokerage - 28.8%
E*TRADE Financial Corp. (a)	1,532,800	22,608,800
Evercore Partners, Inc. Class A	578,415	17,456,565
GFI Group, Inc.	3,167,324	14,696,383
Goldman Sachs Group, Inc.	96,700	15,098,738
Jefferies Group, Inc. (d)	1,064,101	25,698,039
MF Global Holdings Ltd. (a)	2,394,251	18,794,870
Morgan Stanley	1,019,700	24,941,862
SWS Group, Inc.	218,283	1,135,072
TD Ameritrade Holding Corp.	218,449	3,656,836
		144,087,165
TOTAL CAPITAL MARKETS		313,411,582
COMMERCIAL BANKS - 17.5%
Diversified Banks - 5.1%
Comerica, Inc.	705,206	25,732,967
Regional Banks - 12.4%
Marshall & Ilsley Corp.	1,693,900	8,113,781
Regions Financial Corp.	2,918,500	15,701,530
SunTrust Banks, Inc.	1,068,600	24,962,496
Synovus Financial Corp. (d)	5,142,330	10,438,930
Zions Bancorporation	129,900	2,526,555
		61,743,292
TOTAL COMMERCIAL BANKS		87,476,259

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 11.7%
Other Diversified Financial Services - 11.7%
Bank of America Corp.	893,400	$ 9,782,730
Citigroup, Inc. (a)	6,349,000	26,665,800
JPMorgan Chase & Co.	587,500	21,960,750
		58,409,280
INSURANCE - 2.1%
Multi-Line Insurance - 2.1%
Genworth Financial, Inc. Class A (a)	871,798	10,165,165
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
China Finance Online Co. Ltd. ADR (a)	341,300	2,573,402
IT SERVICES - 1.3%
Data Processing & Outsourced Services - 1.3%
Visa, Inc. Class A	87,700	6,476,645
TOTAL COMMON STOCKS (Cost $492,434,858)		478,512,333
Investment Companies - 2.9%

Ares Capital Corp. (Cost $13,529,793)	878,407	14,432,227
Money Market Funds - 5.3%

Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c) (Cost $26,559,772)	26,559,772	26,559,772
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $532,524,423)	519,504,332
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(19,818,402)
NET ASSETS - 100%	$ 499,685,930
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,558
Fidelity Securities Lending Cash Central Fund	38,097
Total	$ 53,655
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $537,475,024. Net unrealized depreciation aggregated $17,970,692, of which $33,841,515 related to appreciated investment securities and $51,812,207 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Chemicals Portfolio

November 30, 2010

1.810670.106

CHE-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CHEMICALS - 90.4%
Commodity Chemicals - 6.4%
Arkema SA	41,400	$ 2,466,252
Celanese Corp. Class A	522,261	19,323,657
Koppers Holdings, Inc.	166,600	4,764,760
Westlake Chemical Corp.	195,000	7,363,200
		33,917,869
Diversified Chemicals - 36.1%
Ashland, Inc.	291,300	14,821,344
BASF AG	67,720	5,053,698
Cabot Corp.	356,700	12,769,860
Dow Chemical Co.	1,696,638	52,901,173
E.I. du Pont de Nemours & Co.	1,138,400	53,493,415
Eastman Chemical Co.	76,600	5,960,246
FMC Corp.	40,926	3,184,861
Huntsman Corp.	706,242	10,925,564
Olin Corp.	161,300	2,946,951
PPG Industries, Inc.	198,100	15,443,876
Solutia, Inc. (a)	621,813	13,294,362
		190,795,350
Fertilizers & Agricultural Chemicals - 17.4%
CF Industries Holdings, Inc.	196,028	23,674,302
Intrepid Potash, Inc. (a)(d)	98,400	3,015,960
Monsanto Co.	598,240	35,846,541
Potash Corp. of Saskatchewan, Inc.	37,200	5,352,437
The Mosaic Co.	354,340	23,964,014
		91,853,254
Industrial Gases - 13.3%
Air Products & Chemicals, Inc.	306,300	26,409,186
Praxair, Inc.	477,960	43,996,218
		70,405,404
Specialty Chemicals - 17.2%
Albemarle Corp.	32,400	1,752,516
Ecolab, Inc.	348,400	16,657,004
Ferro Corp. (a)	387,800	5,533,906
Innophos Holdings, Inc.	96,500	3,286,790
Kraton Performance Polymers, Inc.	170,000	4,841,600
Lubrizol Corp.	83,100	8,688,936
LyondellBasell Industries NV:
Class A (a)	227,366	6,641,361
Class B (a)	298,612	8,719,470
Minerals Technologies, Inc.	41,900	2,549,196
Nalco Holding Co.	46,600	1,370,972
Rockwood Holdings, Inc. (a)	327,400	12,496,858
Sherwin-Williams Co.	74,200	5,503,414
Sigma Aldrich Corp.	137,100	8,667,462
W.R. Grace & Co. (a)	127,897	4,280,713
		90,990,198
TOTAL CHEMICALS		477,962,075

	Shares	Value
CONSTRUCTION & ENGINEERING - 0.4%
Construction & Engineering - 0.4%
Orascom Construction Industries SAE GDR	53,500	$ 2,366,305
FOOD PRODUCTS - 0.5%
Agricultural Products - 0.2%
Origin Agritech Ltd. (a)	110,000	973,500
Packaged Foods & Meats - 0.3%
Swisher Hygiene, Inc. (a)(d)	398,100	1,861,368
TOTAL FOOD PRODUCTS		2,834,868
METALS & MINING - 2.0%
Diversified Metals & Mining - 2.0%
Compass Minerals International, Inc.	32,000	2,643,200
Gulf Resources, Inc. (a)(d)	766,226	7,807,843
		10,451,043
OIL, GAS & CONSUMABLE FUELS - 3.2%
Oil & Gas Exploration & Production - 0.3%
Chesapeake Energy Corp.	23,600	498,432
Petrohawk Energy Corp. (a)	28,700	511,721
Range Resources Corp.	12,500	524,875
		1,535,028
Oil & Gas Refining & Marketing - 0.4%
CVR Energy, Inc. (a)	194,700	2,342,241
Oil & Gas Storage & Transport - 2.5%
Atlas Pipeline Holdings LP	365,200	4,747,600
Atlas Pipeline Partners, LP	140,900	3,352,011
Williams Companies, Inc.	228,200	5,205,242
		13,304,853
TOTAL OIL, GAS & CONSUMABLE FUELS		17,182,122
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Trading Companies & Distributors - 0.5%
Brenntag AG	28,800	2,537,972
TOTAL COMMON STOCKS (Cost $455,512,821)		513,334,385
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.24% (b)	15,394,554	15,394,554
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	9,686,575	9,686,575
TOTAL MONEY MARKET FUNDS (Cost $25,081,129)		25,081,129
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $480,593,950)	538,415,514
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(9,394,261)
NET ASSETS - 100%	$ 529,021,253
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,254
Fidelity Securities Lending Cash Central Fund	34,258
Total	$ 49,512
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $499,877,670. Net unrealized appreciation aggregated $38,537,844, of which $68,469,862 related to appreciated investment securities and $29,932,018 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Communications
Equipment Portfolio

November 30, 2010

1.810680.106

DEV-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 78.6%
Communications Equipment - 78.6%
Acme Packet, Inc. (a)	174,490	$ 8,546,520
Adtran, Inc.	284,500	8,859,330
ADVA AG Optical Networking (a)	372,136	2,574,266
Alcatel-Lucent SA sponsored ADR (a)(d)	4,456,643	12,211,202
Arris Group, Inc. (a)	174,829	1,750,038
Aruba Networks, Inc. (a)	245,260	5,199,512
Aviat Networks, Inc. (a)	74,065	306,629
BigBand Networks, Inc. (a)	419,200	1,249,216
Black Box Corp.	9,800	351,134
Blue Coat Systems, Inc. (a)	70,800	1,883,280
Brocade Communications Systems, Inc. (a)	712,741	3,549,450
Ceragon Networks Ltd. (a)	81,785	871,828
Ciena Corp. (a)(d)	381,341	5,777,316
Cisco Systems, Inc. (a)	2,323,338	44,515,156
Comverse Technology, Inc. (a)	44,610	343,051
DG FastChannel, Inc. (a)	74,200	1,872,066
Digi International, Inc. (a)	66,600	639,360
DragonWave, Inc. (a)	207,300	1,560,909
EchoStar Holding Corp. Class A (a)	52,180	1,052,471
Emulex Corp. (a)	100,000	1,132,000
F5 Networks, Inc. (a)	114,270	15,069,928
Finisar Corp. (a)	2,449	46,825
Harmonic, Inc. (a)	285,540	1,930,250
Harris Corp.	114,000	5,043,360
HTC Corp.	456,850	12,665,297
Infinera Corp. (a)	64,774	528,556
JDS Uniphase Corp. (a)	187,127	2,221,197
Juniper Networks, Inc. (a)	506,712	17,238,342
Motorola, Inc. (a)	3,763,069	28,825,109
Nokia Corp. sponsored ADR (d)	288,700	2,664,701
Oclaro, Inc. (a)	115,663	1,121,931
Oplink Communications, Inc. (a)	20,846	360,427
Opnext, Inc. (a)	258,799	354,555
Polycom, Inc. (a)	234,300	8,670,272
QUALCOMM, Inc.	1,260,680	58,924,181
Research In Motion Ltd. (a)	132,400	8,188,940
Riverbed Technology, Inc. (a)	295,942	10,035,393
Sandvine Corp. (a)	1,458,000	3,185,914
Sandvine Corp. (U.K.) (a)	118,328	262,797
ShoreTel, Inc. (a)	447,324	3,176,000
Sierra Wireless, Inc. (a)	323,900	3,571,545
Sonus Networks, Inc. (a)	40,232	107,822
Sycamore Networks, Inc.	118,200	3,548,364
Tekelec (a)	447,000	5,520,450
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	3,276,780	33,816,370
ZTE Corp. (H Shares)	1,326,200	4,876,112
		336,199,372

	Shares	Value
COMPUTERS & PERIPHERALS - 5.0%
Computer Hardware - 3.9%
Apple, Inc. (a)	54,477	$ 16,950,519
Computer Storage & Peripherals - 1.1%
Novatel Wireless, Inc. (a)	321,302	3,151,973
QLogic Corp. (a)	82,652	1,478,644
		4,630,617
TOTAL COMPUTERS & PERIPHERALS		21,581,136
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc. (a)	1,400	10,766
ELECTRONIC EQUIPMENT & COMPONENTS - 2.7%
Electronic Components - 0.6%
Cando Corp. (a)	856,626	601,437
Corning, Inc.	58,700	1,036,642
Young Fast Optoelectron Co. Ltd.	82,000	890,486
		2,528,565
Electronic Manufacturing Services - 2.1%
Jabil Circuit, Inc.	85,000	1,284,350
Trimble Navigation Ltd. (a)	208,900	7,779,436
		9,063,786
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		11,592,351
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	400	16,404
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	9,055	472,580
Equinix, Inc. (a)	500	38,800
Limelight Networks, Inc. (a)	62,938	446,860
OpenTable, Inc. (a)	100	7,254
Rackspace Hosting, Inc. (a)	15,800	460,886
Tencent Holdings Ltd.	26,700	593,830
		2,020,210
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Amadeus IT Holding SA Class A (a)	17,100	328,460
NeuStar, Inc. Class A (a)	16,400	423,776
		752,236
IT Consulting & Other Services - 0.0%
Yucheng Technologies Ltd. (a)(d)	60,300	195,975
TOTAL IT SERVICES		948,211
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
Semiconductors - 4.9%
Applied Micro Circuits Corp. (a)	110,450	$ 1,024,976
Avago Technologies Ltd.	31,000	809,410
Cavium Networks, Inc. (a)(d)	80,351	2,956,515
Cirrus Logic, Inc. (a)(d)	132,368	2,021,259
CSR PLC (a)	58,483	285,328
Cypress Semiconductor Corp. (a)	32,800	513,976
Entropic Communications, Inc. (a)	50,400	450,576
Exar Corp. (a)	6,701	44,897
Hittite Microwave Corp. (a)	800	45,792
Ikanos Communications, Inc. (a)	183,615	201,977
Infineon Technologies AG	26,084	231,758
Inphi Corp.	6,000	95,400
Netlogic Microsystems, Inc. (a)	55,798	1,740,898
ON Semiconductor Corp. (a)	316,257	2,579,076
Pericom Semiconductor Corp. (a)	45,400	453,546
Pixelplus Co. Ltd. ADR (a)	30,925	45,769
PLX Technology, Inc. (a)	21,500	72,240
Spreadtrum Communications, Inc. ADR (a)(d)	281,700	4,605,795
Standard Microsystems Corp. (a)	55,597	1,515,018
Volterra Semiconductor Corp. (a)	49,300	1,110,236
		20,804,442
SOFTWARE - 5.2%
Application Software - 3.6%
AsiaInfo Holdings, Inc. (a)(d)	43,500	724,275
AutoNavi Holdings Ltd. ADR	39,900	764,883
BroadSoft, Inc. (a)	59,300	1,347,889
NetScout Systems, Inc. (a)	41,800	923,362
Nuance Communications, Inc. (a)	119,400	2,110,395
Smith Micro Software, Inc. (a)	51,132	763,912
SolarWinds, Inc. (a)	148,200	2,646,852
Sonic Solutions, Inc. (a)	257	2,565
Synchronoss Technologies, Inc. (a)	76,867	1,997,773
Taleo Corp. Class A (a)	1,800	55,260
TeleNav, Inc.	5,800	37,816
Ulticom, Inc.	257,500	2,049,700
Voltaire Ltd. (a)	208,700	1,805,255
		15,229,937
Home Entertainment Software - 0.1%
Giant Interactive Group, Inc. ADR	50,800	350,012
Systems Software - 1.5%
Allot Communications Ltd. (a)	11,800	99,002
Fortinet, Inc.	117,350	3,739,945
Opnet Technologies, Inc.	14,100	342,912
Rovi Corp. (a)	27,200	1,500,624
TeleCommunication Systems, Inc. Class A (a)	166,423	775,531
		6,458,014
TOTAL SOFTWARE		22,037,963

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 2.4%
Wireless Telecommunication Services - 2.4%
American Tower Corp. Class A (a)	43,810	$ 2,215,472
Crown Castle International Corp. (a)	47,700	1,981,458
SBA Communications Corp. Class A (a)	51,464	2,014,816
SOFTBANK CORP.	17,400	602,490
Sprint Nextel Corp. (a)	933,300	3,527,874
		10,342,110
TOTAL COMMON STOCKS (Cost $403,499,576)		425,552,965
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $930,000)	$ 930,000	850,950
Money Market Funds - 12.3%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	4,497,298	4,497,298
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	48,107,866	48,107,866
TOTAL MONEY MARKET FUNDS (Cost $52,605,164)		52,605,164
TOTAL INVESTMENT PORTFOLIO - 112.0% (Cost $457,034,740)		479,009,079
NET OTHER ASSETS (LIABILITIES) - (12.0)%		(51,366,402)
NET ASSETS - 100%		$ 427,642,677
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,736
Fidelity Securities Lending Cash Central Fund	107,943
Total	$ 119,679
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 425,552,965	$ 424,950,475	$ 602,490	$ -
Convertible Bonds	850,950	-	850,950	-
Money Market Funds	52,605,164	52,605,164	-	-
Total Investments in Securities:	$ 479,009,079	$ 477,555,639	$ 1,453,440	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 17,009
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(17,009)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $459,856,640. Net unrealized appreciation aggregated $19,152,439, of which $63,260,007 related to appreciated investment securities and $44,107,568 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Computers Portfolio

November 30, 2010

1.810671.106

COM-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.3%
Communications Equipment - 2.3%
HTC Corp.	100,000	$ 2,772,310
Motorola, Inc. (a)	825,000	6,319,500
Research In Motion Ltd. (a)	50,000	3,092,500
		12,184,310
COMPUTERS & PERIPHERALS - 79.5%
Computer Hardware - 37.8%
Apple, Inc. (a)	307,500	95,678,627
Avid Technology, Inc. (a)(d)	246,500	3,840,470
Cray, Inc. (a)	575,000	4,105,500
Dell, Inc. (a)	1,600,407	21,157,381
Diebold, Inc.	66,800	2,098,856
Hewlett-Packard Co.	1,355,655	56,842,614
NCR Corp. (a)	555,100	7,987,889
Silicon Graphics International Corp. (a)(d)	100,000	769,000
Stratasys, Inc. (a)(d)	212,331	7,181,034
Super Micro Computer, Inc. (a)	290,000	2,987,000
		202,648,371
Computer Storage & Peripherals - 41.7%
Compellent Technologies, Inc. (a)	276,100	7,178,600
Electronics for Imaging, Inc. (a)	689,424	9,024,560
EMC Corp. (a)	1,636,178	35,161,465
Hutchinson Technology, Inc. (a)(d)	614,883	1,906,137
Hypercom Corp. (a)	431,700	3,194,580
Imation Corp. (a)	410,000	3,895,000
Immersion Corp. (a)	440,000	2,468,400
Intermec, Inc. (a)	446,500	5,049,915
Intevac, Inc. (a)	187,200	2,489,760
Isilon Systems, Inc. (a)	122,200	4,124,250
Lexmark International, Inc. Class A (a)	188,700	6,838,488
NetApp, Inc. (a)	501,100	25,521,023
Novatel Wireless, Inc. (a)(d)	535,000	5,248,350
QLogic Corp. (a)	224,100	4,009,149
Quantum Corp. (a)	3,968,200	14,404,566
Rimage Corp. (a)	120,000	1,836,000
SanDisk Corp. (a)	499,000	22,255,400
Seagate Technology (a)	1,404,400	18,833,004
STEC, Inc. (a)(d)	358,500	6,092,707
Synaptics, Inc. (a)(d)	465,600	13,269,600
Western Digital Corp. (a)	744,784	24,950,264
Xyratex Ltd. (a)	360,800	5,513,024
		223,264,242
TOTAL COMPUTERS & PERIPHERALS		425,912,613

	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 3.3%
Electronic Manufacturing Services - 1.9%
Jabil Circuit, Inc.	505,000	$ 7,630,550
Multi-Fineline Electronix, Inc. (a)	110,000	2,563,000
		10,193,550
Technology Distributors - 1.4%
Avnet, Inc. (a)	240,000	7,356,000
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		17,549,550
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
Rackspace Hosting, Inc. (a)	130,000	3,792,100
IT SERVICES - 11.1%
IT Consulting & Other Services - 11.1%
International Business Machines Corp.	301,848	42,699,418
Teradata Corp. (a)	415,600	17,077,004
		59,776,422
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
Semiconductors - 0.7%
Marvell Technology Group Ltd. (a)	205,000	3,954,450
SOFTWARE - 1.2%
Application Software - 0.7%
Autonomy Corp. PLC (a)	125,000	2,591,435
Nuance Communications, Inc. (a)	75,000	1,325,625
		3,917,060
Systems Software - 0.5%
CA, Inc.	60,000	1,373,400
CommVault Systems, Inc. (a)	35,000	1,019,550
		2,392,950
TOTAL SOFTWARE		6,310,010
TOTAL COMMON STOCKS (Cost $494,955,814)		529,479,455
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	8,940,856	$ 8,940,856
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	26,183,950	26,183,950
TOTAL MONEY MARKET FUNDS (Cost $35,124,806)		35,124,806
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $530,080,620)	564,604,261
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(28,567,475)
NET ASSETS - 100%	$ 536,036,786
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,929
Fidelity Securities Lending Cash Central Fund	328,001
Total	$ 338,930
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $553,920,315. Net unrealized appreciation aggregated $10,683,946, of which $65,249,839 related to appreciated investment securities and $54,565,893 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Construction and
Housing Portfolio

November 30, 2010

1.810672.106

HOU-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
BUILDING PRODUCTS - 3.5%
Building Products - 3.5%
Armstrong World Industries, Inc.	14,200	$ 688,274
Masco Corp.	98,700	1,076,817
Owens Corning (a)	45,669	1,201,551
		2,966,642
CONSTRUCTION & ENGINEERING - 22.5%
Construction & Engineering - 22.5%
AECOM Technology Corp. (a)	33,400	860,384
Dycom Industries, Inc. (a)	79,200	1,047,024
EMCOR Group, Inc. (a)	3,900	104,520
Fluor Corp.	91,300	5,279,879
Foster Wheeler AG (a)	97,400	2,727,200
Granite Construction, Inc.	28,100	712,897
Jacobs Engineering Group, Inc. (a)	79,200	3,049,200
KBR, Inc.	143,200	3,877,856
Shaw Group, Inc. (a)	15,450	495,173
URS Corp. (a)	23,571	931,997
		19,086,130
CONSTRUCTION MATERIALS - 1.5%
Construction Materials - 1.5%
Eagle Materials, Inc.	24,200	601,612
Vulcan Materials Co. (d)	17,000	682,040
		1,283,652
HOUSEHOLD DURABLES - 13.0%
Homebuilding - 13.0%
Beazer Homes USA, Inc. (a)(d)	111,978	465,828
D.R. Horton, Inc.	193,137	1,939,095
KB Home (d)	54,763	618,822
Lennar Corp. Class A (d)	206,728	3,140,198
M.D.C. Holdings, Inc.	16,500	412,005
M/I Homes, Inc. (a)	11,500	132,595
PulteGroup, Inc. (a)	176,383	1,104,158
Ryland Group, Inc.	18,200	265,356
Toll Brothers, Inc. (a)	162,810	2,922,440
		11,000,497
REAL ESTATE INVESTMENT TRUSTS - 21.6%
Residential REITs - 21.1%
American Campus Communities, Inc.	28,900	908,616
Apartment Investment & Management Co. Class A	38,271	923,097
Associated Estates Realty Corp.	7,500	112,125
AvalonBay Communities, Inc.	21,269	2,346,609
BRE Properties, Inc.	8,000	344,560
Camden Property Trust (SBI)	38,500	1,966,195
Education Realty Trust, Inc.	53,600	393,424
Equity Residential (SBI)	125,100	6,252,498
Essex Property Trust, Inc.	11,200	1,241,408
Home Properties, Inc.	3,050	163,450

	Shares	Value
Mid-America Apartment Communities, Inc.	11,000	$ 675,070
Post Properties, Inc.	50,600	1,723,942
UDR, Inc.	38,238	852,707
		17,903,701
Retail REITs - 0.5%
CBL & Associates Properties, Inc.	28,600	471,900
TOTAL REAL ESTATE INVESTMENT TRUSTS		18,375,601
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
Diversified Real Estate Activities - 0.4%
The St. Joe Co. (a)(d)	17,600	309,760
Real Estate Operating Companies - 1.3%
Forest City Enterprises, Inc. Class A (a)(d)	74,100	1,137,435
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,447,195
SPECIALTY RETAIL - 35.9%
Home Improvement Retail - 35.9%
Home Depot, Inc.	560,690	16,938,444
Lowe's Companies, Inc.	597,034	13,552,672
		30,491,116
TOTAL COMMON STOCKS (Cost $90,638,950)		84,650,833
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 0.24% (b)	430,201	430,201
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	5,131,445	5,131,445
TOTAL MONEY MARKET FUNDS (Cost $5,561,646)		5,561,646
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $96,200,596)	90,212,479
NET OTHER ASSETS (LIABILITIES) - (6.2)%	(5,273,779)
NET ASSETS - 100%	$ 84,938,700
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,354
Fidelity Securities Lending Cash Central Fund	9,088
Total	$ 10,442
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $100,831,114. Net unrealized depreciation aggregated $10,618,635, of which $4,535,600 related to appreciated investment securities and $15,154,235 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer
Discretionary Portfolio

November 30, 2010

1.810692.106

CPR-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
AUTO COMPONENTS - 3.5%
Auto Parts & Equipment - 3.5%
Autoliv, Inc.	23,605	$ 1,733,079
BorgWarner, Inc. (a)	14,900	899,066
Gentex Corp.	58,100	1,219,519
Tenneco, Inc. (a)	33,897	1,235,885
TRW Automotive Holdings Corp. (a)	30,715	1,458,655
		6,546,204
AUTOMOBILES - 2.5%
Automobile Manufacturers - 2.5%
Bayerische Motoren Werke AG (BMW)	25,517	1,918,482
General Motors Co.	56,400	1,928,880
Volkswagen AG	6,734	909,805
		4,757,167
DIVERSIFIED CONSUMER SERVICES - 2.3%
Education Services - 1.2%
Global Education & Technology Group Ltd. ADR (a)	7,900	72,285
Grand Canyon Education, Inc. (a)	71,395	1,359,361
Navitas Ltd.	179,272	721,582
		2,153,228
Specialized Consumer Services - 1.1%
Sotheby's Class A (ltd. vtg.)	32,686	1,311,035
Steiner Leisure Ltd. (a)	20,695	832,353
		2,143,388
TOTAL DIVERSIFIED CONSUMER SERVICES		4,296,616
ELECTRONIC EQUIPMENT & COMPONENTS - 0.1%
Technology Distributors - 0.1%
Funtalk China Holdings Ltd. (a)	33,100	200,917
FOOD & STAPLES RETAILING - 1.3%
Hypermarkets & Super Centers - 1.3%
BJ's Wholesale Club, Inc. (a)	10,989	503,406
Costco Wholesale Corp.	27,814	1,880,505
		2,383,911
HOTELS, RESTAURANTS & LEISURE - 24.1%
Casinos & Gaming - 5.0%
Betfair Group PLC	15,500	313,383
Las Vegas Sands Corp. unit	2,860	2,420,018
MGM Mirage, Inc. (a)(d)	158,525	1,938,761
Pinnacle Entertainment, Inc. (a)	78,225	1,041,957
Shuffle Master, Inc. (a)	42,581	456,894
WMS Industries, Inc. (a)	74,710	3,313,389
		9,484,402
Hotels, Resorts & Cruise Lines - 5.9%
Accor SA	22,456	949,091
China Lodging Group Ltd. ADR (d)	24,007	571,127
Home Inns & Hotels Management, Inc. sponsored ADR (a)	23,499	1,118,787

	Shares	Value
Marriott International, Inc. Class A	65,828	$ 2,581,116
Starwood Hotels & Resorts Worldwide, Inc.	56,570	3,215,439
Wyndham Worldwide Corp.	91,100	2,619,125
		11,054,685
Restaurants - 13.2%
BJ's Restaurants, Inc. (a)	39,084	1,432,429
Bravo Brio Restaurant Group, Inc.	20,781	364,914
Darden Restaurants, Inc.	47,000	2,300,650
McDonald's Corp.	149,608	11,714,303
P.F. Chang's China Bistro, Inc. (d)	23,907	1,208,260
Ruth's Hospitality Group, Inc. (a)	178,790	883,223
Starbucks Corp.	139,280	4,261,968
Texas Roadhouse, Inc. Class A (a)	96,800	1,654,312
The Cheesecake Factory, Inc. (a)	35,900	1,144,133
		24,964,192
TOTAL HOTELS, RESTAURANTS & LEISURE		45,503,279
HOUSEHOLD DURABLES - 2.8%
Home Furnishings - 0.7%
Tempur-Pedic International, Inc. (a)	38,600	1,355,246
Homebuilding - 0.9%
Lennar Corp. Class A	85,589	1,300,097
Toll Brothers, Inc. (a)	24,900	446,955
		1,747,052
Household Appliances - 1.2%
Stanley Black & Decker, Inc.	38,319	2,281,130
TOTAL HOUSEHOLD DURABLES		5,383,428
INTERNET & CATALOG RETAIL - 6.4%
Internet Retail - 6.4%
Amazon.com, Inc. (a)	52,208	9,157,283
Expedia, Inc.	43,197	1,137,377
Ocado Group PLC (a)	11,500	26,506
Priceline.com, Inc. (a)	4,400	1,733,820
		12,054,986
INTERNET SOFTWARE & SERVICES - 1.4%
Internet Software & Services - 1.4%
eBay, Inc. (a)	47,037	1,370,188
Google, Inc. Class A (a)	2,300	1,278,133
		2,648,321
LEISURE EQUIPMENT & PRODUCTS - 0.6%
Leisure Products - 0.6%
Polaris Industries, Inc.	17,200	1,250,268
MEDIA - 21.1%
Advertising - 2.9%
Interpublic Group of Companies, Inc. (a)	148,378	1,580,226
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Advertising - continued
Lamar Advertising Co. Class A (a)	46,900	$ 1,723,575
National CineMedia, Inc.	119,281	2,225,783
		5,529,584
Broadcasting - 0.8%
Scripps Networks Interactive, Inc. Class A	30,141	1,535,684
Cable & Satellite - 9.2%
Comcast Corp. Class A (special) (non-vtg.)	141,052	2,675,756
DIRECTV (a)	131,897	5,477,682
Kabel Deutschland Holding AG	41,400	1,927,868
Time Warner Cable, Inc.	51,826	3,189,372
Virgin Media, Inc. (d)	156,703	3,992,792
		17,263,470
Movies & Entertainment - 8.2%
News Corp. Class A	233,800	3,189,032
The Walt Disney Co.	274,097	10,007,281
Time Warner, Inc.	77,026	2,271,497
		15,467,810
TOTAL MEDIA		39,796,548
MULTILINE RETAIL - 5.7%
Department Stores - 1.6%
Nordstrom, Inc.	55,837	2,389,824
Retail Ventures, Inc. (a)	35,500	582,200
		2,972,024
General Merchandise Stores - 4.1%
Target Corp.	137,616	7,835,855
TOTAL MULTILINE RETAIL		10,807,879
SPECIALTY RETAIL - 20.4%
Apparel Retail - 5.1%
Citi Trends, Inc. (a)	63,114	1,495,171
DSW, Inc. Class A (a)(d)	14,299	559,091
Inditex SA	12,424	936,188
TJX Companies, Inc.	81,518	3,718,036
Urban Outfitters, Inc. (a)	79,667	3,010,616
		9,719,102
Automotive Retail - 1.5%
Advance Auto Parts, Inc.	42,300	2,791,377
Computer & Electronics Retail - 0.8%
hhgregg, Inc. (a)(d)	58,352	1,462,885
Home Improvement Retail - 7.5%
Home Depot, Inc.	79,842	2,412,027
Lowe's Companies, Inc.	454,603	10,319,488
Lumber Liquidators Holdings, Inc. (a)(d)	59,800	1,407,692
		14,139,207

	Shares	Value
Homefurnishing Retail - 2.8%
Bed Bath & Beyond, Inc. (a)	119,900	$ 5,244,426
Specialty Stores - 2.7%
Hengdeli Holdings Ltd.	2,676,000	1,740,348
OfficeMax, Inc. (a)	90,396	1,544,868
Tractor Supply Co.	43,240	1,836,403
		5,121,619
TOTAL SPECIALTY RETAIL		38,478,616
TEXTILES, APPAREL & LUXURY GOODS - 5.5%
Apparel, Accessories & Luxury Goods - 5.5%
China Xiniya Fashion Ltd. ADR	40,200	442,602
Christian Dior SA	3,100	429,290
Coach, Inc.	55,400	3,132,316
Pandora A/S	8,600	449,278
Phillips-Van Heusen Corp.	28,900	1,960,576
Polo Ralph Lauren Corp. Class A	20,908	2,283,990
Titan Industries Ltd.	11,507	927,846
Vera Bradley, Inc.	24,038	787,004
		10,412,902
TOTAL COMMON STOCKS (Cost $156,177,961)		184,521,042
Nonconvertible Preferred Stocks - 0.5%

AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Volkswagen AG (Cost $981,834)	5,900	947,976
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 0.24% (b)	3,338,054	3,338,054
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	8,718,764	8,718,764
TOTAL MONEY MARKET FUNDS (Cost $12,056,818)		12,056,818
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $169,216,613)	197,525,836
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(8,772,245)
NET ASSETS - 100%	$ 188,753,591
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,712
Fidelity Securities Lending Cash Central Fund	20,689
Total	$ 24,401
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 184,521,042	$ 182,101,024	$ 2,420,018	$ -
Nonconvertible Preferred Stocks	947,976	947,976	-	-
Money Market Funds	12,056,818	12,056,818	-	-
Total Investments in Securities:	$ 197,525,836	$ 195,105,818	$ 2,420,018	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $170,255,053. Net unrealized appreciation aggregated $27,270,783, of which $29,415,337 related to appreciated investment securities and $2,144,554 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Staples Portfolio

November 30, 2010

1.810694.106

FOO-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BEVERAGES - 29.2%
Brewers - 5.8%
Anadolu Efes Biracilik ve Malt Sanayii AS	220,611	$ 3,043,062
Anheuser-Busch InBev SA NV	547,165	29,772,539
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	50,597	6,862,977
Molson Coors Brewing Co. Class B	824,204	39,273,321
		78,951,899
Distillers & Vintners - 5.5%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,900,472	39,168,728
Diageo PLC sponsored ADR	510,001	36,546,672
		75,715,400
Soft Drinks - 17.9%
Coca-Cola Bottling Co. Consolidated	129,553	7,578,851
Coca-Cola Enterprises, Inc.	27,158	655,866
Coca-Cola FEMSA SAB de CV sponsored ADR	85,629	6,934,236
Coca-Cola Icecek AS	254,332	3,440,574
Cott Corp. (a)	21,000	173,875
Embotelladora Andina SA sponsored ADR (d)	231,341	7,011,946
Fomento Economico Mexicano SAB de CV sponsored ADR	64,187	3,629,775
PepsiCo, Inc.	801,957	51,830,481
The Coca-Cola Co.	2,568,733	162,266,864
		243,522,468
TOTAL BEVERAGES		398,189,767
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Martek Biosciences (a)(d)	97,900	2,153,800
FOOD & STAPLES RETAILING - 18.7%
Drug Retail - 9.4%
CVS Caremark Corp.	2,304,006	71,424,186
Walgreen Co.	1,622,877	56,557,263
		127,981,449
Food Distributors - 0.3%
United Natural Foods, Inc. (a)	98,234	3,677,881
Food Retail - 5.3%
Fresh Market, Inc.	1,300	47,125
Koninklijke Ahold NV	468,847	5,665,071
Kroger Co.	1,423,521	33,523,920
Safeway, Inc.	1,090,313	25,066,296
Susser Holdings Corp. (a)	242,104	3,253,878
The Pantry, Inc. (a)	242,149	4,973,740
		72,530,030

	Shares	Value
Hypermarkets & Super Centers - 3.7%
BJ's Wholesale Club, Inc. (a)	213,719	$ 9,790,467
Wal-Mart Stores, Inc.	765,188	41,389,019
		51,179,486
TOTAL FOOD & STAPLES RETAILING		255,368,846
FOOD PRODUCTS - 12.4%
Agricultural Products - 3.8%
Archer Daniels Midland Co.	672,128	19,484,991
Bunge Ltd.	382,631	23,271,617
Corn Products International, Inc.	16,555	713,852
Cresud S.A.C.I.F. y A. sponsored ADR	81,600	1,534,896
Origin Agritech Ltd. (a)	95,200	842,520
SLC Agricola SA	291,300	3,186,465
Viterra, Inc.	366,600	3,271,046
		52,305,387
Packaged Foods & Meats - 8.6%
Ausnutria Dairy Hunan Co. Ltd. (H Shares) (d)	997,000	364,646
Brasil Foods SA	2,000	29,738
Calavo Growers, Inc.	158,742	3,665,353
Cermaq ASA	267,800	3,555,897
Cosan Ltd. Class A	111,100	1,417,636
Danone	54,120	3,169,564
Dean Foods Co. (a)	1,149,672	8,358,115
Kraft Foods, Inc. Class A	278,951	8,438,268
Lindt & Spruengli AG (d)	129	3,750,531
Mead Johnson Nutrition Co. Class A	166,048	9,891,479
Nestle SA	580,473	31,549,646
Smart Balance, Inc. (a)	67,600	247,416
Smithfield Foods, Inc. (a)	146,252	2,575,498
Tyson Foods, Inc. Class A	69,727	1,103,778
Unilever NV unit	1,233,250	34,999,635
Want Want China Holdings Ltd.	3,849,000	3,316,138
		116,433,338
TOTAL FOOD PRODUCTS		168,738,725
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
Domino's Pizza, Inc. (a)	229,066	3,383,305
Sonic Corp. (a)	381,500	3,570,840
		6,954,145
HOUSEHOLD DURABLES - 0.1%
Housewares & Specialties - 0.1%
Tupperware Brands Corp.	21,400	994,672
HOUSEHOLD PRODUCTS - 18.3%
Household Products - 18.3%
Colgate-Palmolive Co.	764,274	58,505,175
Common Stocks - continued
	Shares	Value
HOUSEHOLD PRODUCTS - CONTINUED
Household Products - continued
Energizer Holdings, Inc. (a)	13,691	$ 963,709
Procter & Gamble Co.	3,102,750	189,484,941
		248,953,825
PERSONAL PRODUCTS - 2.7%
Personal Products - 2.7%
Avon Products, Inc.	1,111,938	31,756,949
China-Biotics, Inc. (a)(d)	72,357	835,723
Natura Cosmeticos SA	132,800	3,568,177
		36,160,849
PHARMACEUTICALS - 3.0%
Pharmaceuticals - 3.0%
Johnson & Johnson	671,216	41,313,345
Perrigo Co.	1,000	60,240
		41,373,585
TOBACCO - 13.1%
Tobacco - 13.1%
Altria Group, Inc.	2,764,977	66,359,448
British American Tobacco PLC sponsored ADR	978,241	71,313,769
KT&G Corp.	57,362	3,105,870
Philip Morris International, Inc.	606,703	34,515,334
Souza Cruz Industria Comerico	72,200	3,625,998
		178,920,419
TOTAL COMMON STOCKS (Cost $1,184,519,943)		1,337,808,633
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	34,837,041	$ 34,837,041
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	4,913,410	4,913,410
TOTAL MONEY MARKET FUNDS (Cost $39,750,451)		39,750,451
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,224,270,394)	1,377,559,084
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(14,315,780)
NET ASSETS - 100%	$ 1,363,243,304
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,429
Fidelity Securities Lending Cash Central Fund	210,376
Total	$ 254,805
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,231,845,736. Net unrealized appreciation aggregated $145,713,348, of which $171,500,931 related to appreciated investment securities and $25,787,583 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Select
Consumer Staples Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Consumer Staples Portfolio

1.860868.103

ACSF-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BEVERAGES - 29.2%
Brewers - 5.8%
Anadolu Efes Biracilik ve Malt Sanayii AS	220,611	$ 3,043,062
Anheuser-Busch InBev SA NV	547,165	29,772,539
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	50,597	6,862,977
Molson Coors Brewing Co. Class B	824,204	39,273,321
		78,951,899
Distillers & Vintners - 5.5%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,900,472	39,168,728
Diageo PLC sponsored ADR	510,001	36,546,672
		75,715,400
Soft Drinks - 17.9%
Coca-Cola Bottling Co. Consolidated	129,553	7,578,851
Coca-Cola Enterprises, Inc.	27,158	655,866
Coca-Cola FEMSA SAB de CV sponsored ADR	85,629	6,934,236
Coca-Cola Icecek AS	254,332	3,440,574
Cott Corp. (a)	21,000	173,875
Embotelladora Andina SA sponsored ADR (d)	231,341	7,011,946
Fomento Economico Mexicano SAB de CV sponsored ADR	64,187	3,629,775
PepsiCo, Inc.	801,957	51,830,481
The Coca-Cola Co.	2,568,733	162,266,864
		243,522,468
TOTAL BEVERAGES		398,189,767
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Martek Biosciences (a)(d)	97,900	2,153,800
FOOD & STAPLES RETAILING - 18.7%
Drug Retail - 9.4%
CVS Caremark Corp.	2,304,006	71,424,186
Walgreen Co.	1,622,877	56,557,263
		127,981,449
Food Distributors - 0.3%
United Natural Foods, Inc. (a)	98,234	3,677,881
Food Retail - 5.3%
Fresh Market, Inc.	1,300	47,125
Koninklijke Ahold NV	468,847	5,665,071
Kroger Co.	1,423,521	33,523,920
Safeway, Inc.	1,090,313	25,066,296
Susser Holdings Corp. (a)	242,104	3,253,878
The Pantry, Inc. (a)	242,149	4,973,740
		72,530,030

	Shares	Value
Hypermarkets & Super Centers - 3.7%
BJ's Wholesale Club, Inc. (a)	213,719	$ 9,790,467
Wal-Mart Stores, Inc.	765,188	41,389,019
		51,179,486
TOTAL FOOD & STAPLES RETAILING		255,368,846
FOOD PRODUCTS - 12.4%
Agricultural Products - 3.8%
Archer Daniels Midland Co.	672,128	19,484,991
Bunge Ltd.	382,631	23,271,617
Corn Products International, Inc.	16,555	713,852
Cresud S.A.C.I.F. y A. sponsored ADR	81,600	1,534,896
Origin Agritech Ltd. (a)	95,200	842,520
SLC Agricola SA	291,300	3,186,465
Viterra, Inc.	366,600	3,271,046
		52,305,387
Packaged Foods & Meats - 8.6%
Ausnutria Dairy Hunan Co. Ltd. (H Shares) (d)	997,000	364,646
Brasil Foods SA	2,000	29,738
Calavo Growers, Inc.	158,742	3,665,353
Cermaq ASA	267,800	3,555,897
Cosan Ltd. Class A	111,100	1,417,636
Danone	54,120	3,169,564
Dean Foods Co. (a)	1,149,672	8,358,115
Kraft Foods, Inc. Class A	278,951	8,438,268
Lindt & Spruengli AG (d)	129	3,750,531
Mead Johnson Nutrition Co. Class A	166,048	9,891,479
Nestle SA	580,473	31,549,646
Smart Balance, Inc. (a)	67,600	247,416
Smithfield Foods, Inc. (a)	146,252	2,575,498
Tyson Foods, Inc. Class A	69,727	1,103,778
Unilever NV unit	1,233,250	34,999,635
Want Want China Holdings Ltd.	3,849,000	3,316,138
		116,433,338
TOTAL FOOD PRODUCTS		168,738,725
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
Domino's Pizza, Inc. (a)	229,066	3,383,305
Sonic Corp. (a)	381,500	3,570,840
		6,954,145
HOUSEHOLD DURABLES - 0.1%
Housewares & Specialties - 0.1%
Tupperware Brands Corp.	21,400	994,672
HOUSEHOLD PRODUCTS - 18.3%
Household Products - 18.3%
Colgate-Palmolive Co.	764,274	58,505,175
Common Stocks - continued
	Shares	Value
HOUSEHOLD PRODUCTS - CONTINUED
Household Products - continued
Energizer Holdings, Inc. (a)	13,691	$ 963,709
Procter & Gamble Co.	3,102,750	189,484,941
		248,953,825
PERSONAL PRODUCTS - 2.7%
Personal Products - 2.7%
Avon Products, Inc.	1,111,938	31,756,949
China-Biotics, Inc. (a)(d)	72,357	835,723
Natura Cosmeticos SA	132,800	3,568,177
		36,160,849
PHARMACEUTICALS - 3.0%
Pharmaceuticals - 3.0%
Johnson & Johnson	671,216	41,313,345
Perrigo Co.	1,000	60,240
		41,373,585
TOBACCO - 13.1%
Tobacco - 13.1%
Altria Group, Inc.	2,764,977	66,359,448
British American Tobacco PLC sponsored ADR	978,241	71,313,769
KT&G Corp.	57,362	3,105,870
Philip Morris International, Inc.	606,703	34,515,334
Souza Cruz Industria Comerico	72,200	3,625,998
		178,920,419
TOTAL COMMON STOCKS (Cost $1,184,519,943)		1,337,808,633
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	34,837,041	$ 34,837,041
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	4,913,410	4,913,410
TOTAL MONEY MARKET FUNDS (Cost $39,750,451)		39,750,451
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,224,270,394)	1,377,559,084
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(14,315,780)
NET ASSETS - 100%	$ 1,363,243,304
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,429
Fidelity Securities Lending Cash Central Fund	210,376
Total	$ 254,805
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,231,845,736. Net unrealized appreciation aggregated $145,713,348, of which $171,500,931 related to appreciated investment securities and $25,787,583 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Defense and Aerospace Portfolio

November 30, 2010

1.810679.106

DEF-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
AEROSPACE & DEFENSE - 91.8%
Aerospace & Defense - 91.8%
AerCap Holdings NV (a)	384,400	$ 4,993,356
Alliant Techsystems, Inc.	209,900	15,513,709
BE Aerospace, Inc. (a)	600,300	21,310,650
CAE, Inc.	409,700	4,493,690
Chemring Group PLC	84,700	3,774,055
CPI Aerostructures, Inc. (a)	54,400	734,944
DigitalGlobe, Inc. (a)	271,798	8,026,195
Elbit Systems Ltd. (Israel)	33,800	1,592,155
Esterline Technologies Corp. (a)	428,200	25,212,416
General Dynamics Corp.	64,230	4,244,961
Goodrich Corp.	419,356	35,968,164
HEICO Corp. (d)	407,725	21,446,335
Honeywell International, Inc.	620,310	30,835,610
Lockheed Martin Corp.	225,200	15,322,608
Meggitt PLC	1,201,100	6,061,695
Precision Castparts Corp.	441,095	60,901,987
Raytheon Co.	657,636	30,415,665
Rockwell Collins, Inc.	119,500	6,699,170
Spirit AeroSystems Holdings, Inc. Class A (a)	290,301	5,652,160
Teledyne Technologies, Inc. (a)	305,700	12,295,254
The Boeing Co.	1,276,517	81,403,489
TransDigm Group, Inc. (a)	426,800	29,235,800
Triumph Group, Inc.	139,200	11,710,896
United Technologies Corp.	1,797,200	135,275,244
		573,120,208
COMMUNICATIONS EQUIPMENT - 0.4%
Communications Equipment - 0.4%
Comtech Telecommunications Corp.	80,000	2,372,800
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
FLIR Systems, Inc. (a)	104,148	2,791,687
HOUSEHOLD DURABLES - 0.7%
Household Appliances - 0.7%
iRobot Corp. (a)(d)	228,000	4,628,400
INDUSTRIAL CONGLOMERATES - 1.2%
Industrial Conglomerates - 1.2%
General Electric Co.	69,300	1,097,019
Textron, Inc.	293,085	6,553,381
		7,650,400

	Shares	Value
MACHINERY - 0.8%
Construction & Farm Machinery & Heavy Trucks - 0.8%
Navistar International Corp. (a)	92,000	$ 4,708,560
METALS & MINING - 1.8%
Aluminum - 0.3%
Kaiser Aluminum Corp. (d)	45,200	2,119,880
Steel - 1.5%
Carpenter Technology Corp.	257,100	9,376,437
TOTAL METALS & MINING		11,496,317
TRADING COMPANIES & DISTRIBUTORS - 1.2%
Trading Companies & Distributors - 1.2%
Kaman Corp.	257,300	7,248,141
TOTAL COMMON STOCKS (Cost $551,584,112)		614,016,513
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.24% (b)	7,436,722	7,436,722
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	21,487,488	21,487,488
TOTAL MONEY MARKET FUNDS (Cost $28,924,210)		28,924,210
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $580,508,322)		642,940,723
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(18,771,947)
NET ASSETS - 100%		$ 624,168,776
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,022
Fidelity Securities Lending Cash Central Fund	26,391
Total	$ 35,413
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $583,308,720. Net unrealized appreciation aggregated $59,632,003, of which $101,700,156 related to appreciated investment securities and $42,068,153 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Electronics Portfolio

November 30, 2010

1.810682.106

ELE-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 3.4%
Communications Equipment - 3.4%
Cisco Systems, Inc. (a)	358,100	$ 6,861,196
QUALCOMM, Inc.	634,319	29,648,070
		36,509,266
COMPUTERS & PERIPHERALS - 2.3%
Computer Storage & Peripherals - 2.3%
SanDisk Corp. (a)	51,400	2,292,440
Seagate Technology (a)	639,622	8,577,331
Synaptics, Inc. (a)	112,500	3,206,250
Western Digital Corp. (a)	295,790	9,908,965
		23,984,986
ELECTRONIC EQUIPMENT & COMPONENTS - 7.7%
Electronic Components - 0.7%
Aeroflex Holding Corp.	104,500	1,505,845
Amphenol Corp. Class A	7,100	355,213
Corning, Inc.	223,532	3,947,575
Universal Display Corp. (a)	72,200	1,787,672
		7,596,305
Electronic Manufacturing Services - 6.7%
Benchmark Electronics, Inc. (a)	395,935	6,362,675
Flextronics International Ltd. (a)	3,264,425	23,667,081
Jabil Circuit, Inc.	1,792,306	27,081,744
Multi-Fineline Electronix, Inc. (a)	80,800	1,882,640
SMART Modular Technologies (WWH), Inc. (a)	355,800	1,992,480
Tyco Electronics Ltd.	145,600	4,429,152
Viasystems Group, Inc. (a)	281,522	4,884,407
		70,300,179
Technology Distributors - 0.3%
Avnet, Inc. (a)	109,973	3,370,672
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		81,267,156
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
Support.com, Inc. (a)	13,100	84,757
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	285,468	3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 85.5%
Semiconductor Equipment - 17.9%
Advanced Energy Industries, Inc. (a)	795	9,286
Amkor Technology, Inc. (a)(d)	5,782,083	40,243,298
Applied Materials, Inc.	3,257,498	40,490,700
ASM International NV unit (a)	239,400	5,929,938
ASML Holding NV	249,160	8,130,091
Brooks Automation, Inc. (a)	26,400	191,400
Cabot Microelectronics Corp. (a)	3,100	122,357

	Shares	Value
Cohu, Inc.	1,100	$ 15,928
Cymer, Inc. (a)	210,473	8,012,707
Entegris, Inc. (a)	382,109	2,483,709
KLA-Tencor Corp.	139,000	5,097,130
Lam Research Corp. (a)	604,500	27,401,985
Mattson Technology, Inc. (a)	80,504	222,996
MEMC Electronic Materials, Inc. (a)	1,516,364	17,544,331
Nanometrics, Inc. (a)	22,800	270,180
Nova Measuring Instruments Ltd. (a)	14,700	97,755
Novellus Systems, Inc. (a)	72,300	2,179,845
Teradyne, Inc. (a)	47,600	564,536
Tessera Technologies, Inc. (a)	59,000	1,174,690
Ultratech, Inc. (a)	13,600	249,832
Varian Semiconductor Equipment Associates, Inc. (a)	427,217	13,470,152
Verigy Ltd. (a)	1,759,841	15,064,239
		188,967,085
Semiconductors - 67.6%
Advanced Micro Devices, Inc. (a)	5,963,116	43,471,116
Alpha & Omega Semiconductor Ltd. (a)	405,611	4,769,985
Altera Corp.	28,700	1,007,083
Analog Devices, Inc.	177,200	6,301,232
Applied Micro Circuits Corp. (a)	532,996	4,946,203
ARM Holdings PLC sponsored ADR	17	319
Atheros Communications, Inc. (a)	252,784	8,230,647
AuthenTec, Inc. (a)	302,040	649,386
Avago Technologies Ltd.	1,231,339	32,150,261
Broadcom Corp. Class A	1,373,050	61,086,995
Conexant Systems, Inc. (a)(d)	1,213,424	1,650,257
Cree, Inc. (a)	11,300	736,534
CSR PLC (a)	961,908	4,692,975
Cypress Semiconductor Corp. (a)	1,100	17,237
Exar Corp. (a)	15,000	100,500
Fairchild Semiconductor Intl, Inc. (a)	2,061,775	28,967,939
First Solar, Inc. (a)(d)	16,442	2,019,900
Himax Technologies, Inc. sponsored ADR	1,096,301	2,280,306
Ikanos Communications, Inc. (a)(d)	1,249,300	1,374,230
Inphi Corp.	109,400	1,739,460
Integrated Device Technology, Inc. (a)	1,069,397	6,876,223
Intel Corp.	3,797,237	80,197,645
International Rectifier Corp. (a)	378,700	10,739,932
Intersil Corp. Class A	2,712,601	34,585,663
Linear Technology Corp.	2,100	68,460
LSI Corp. (a)	3,540,491	20,322,418
Marvell Technology Group Ltd. (a)	5,410,973	104,377,669
Micron Technology, Inc. (a)	7,091,898	51,487,179
Monolithic Power Systems, Inc. (a)	784,426	12,652,791
Motech Industries, Inc.	1	4
National Semiconductor Corp.	1,608,344	21,471,392
NVIDIA Corp. (a)	2,159,780	29,373,008
NXP Semiconductors NV (d)	1,431,526	18,008,597
ON Semiconductor Corp. (a)	2,783,108	22,696,246
PMC-Sierra, Inc. (a)	1,772,657	12,851,763
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
RDA Microelectronics, Inc. sponsored ADR	205,900	$ 3,298,518
Siliconware Precision Industries Co. Ltd. sponsored ADR	857,858	4,409,390
Skyworks Solutions, Inc. (a)	72,204	1,837,592
Standard Microsystems Corp. (a)	400,681	10,918,557
SunPower Corp. Class B (a)	385,210	4,420,285
Texas Instruments, Inc.	941,921	29,953,088
TriQuint Semiconductor, Inc. (a)	4,400	52,404
Volterra Semiconductor Corp. (a)	194,800	4,386,896
Xilinx, Inc.	760,683	20,629,723
Zoran Corp. (a)	479,943	3,302,008
		715,110,016
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		904,077,101
TOTAL COMMON STOCKS (Cost $1,089,213,329)		1,045,923,269
Convertible Bonds - 0.2%
	Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductor Equipment - 0.2%
Amkor Technology, Inc. 6% 4/15/14	$ 610,000	1,489,742
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14	470,000	412,425
TOTAL CONVERTIBLE BONDS (Cost $1,080,000)		1,902,167
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	11,649,157	$ 11,649,157
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	27,844,925	27,844,925
TOTAL MONEY MARKET FUNDS (Cost $39,494,082)		39,494,082
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,129,787,411)		1,087,319,518
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(29,987,435)
NET ASSETS - 100%		$ 1,057,332,083
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,479
Fidelity Securities Lending Cash Central Fund	51,869
Total	$ 61,348
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,045,923,269	$ 1,045,923,266	$ -	$ 3
Convertible Bonds	1,902,167	-	1,902,167	-
Money Market Funds	39,494,082	39,494,082	-	-
Total Investments in Securities:	$ 1,087,319,518	$ 1,085,417,348	$ 1,902,167	$ 3
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,147,590,049. Net unrealized depreciation aggregated $60,270,531, of which $103,764,797 related to appreciated investment securities and $164,035,328 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Portfolio

November 30, 2010

1.810683.106

ENE-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CHEMICALS - 1.0%
Specialty Chemicals - 1.0%
LyondellBasell Industries NV Class A (a)	718,200	$ 20,978,622
CONSTRUCTION & ENGINEERING - 2.0%
Construction & Engineering - 2.0%
Fluor Corp.	49,164	2,843,154
Foster Wheeler Ag (a)	171,200	4,793,600
Jacobs Engineering Group, Inc. (a)	365,081	14,055,619
KBR, Inc.	768,295	20,805,429
		42,497,802
ENERGY EQUIPMENT & SERVICES - 26.7%
Oil & Gas Drilling - 6.4%
Ensco International Ltd. ADR	769,000	36,450,600
Noble Corp.	1,006,845	34,152,182
Northern Offshore Ltd. (a)	1,261,675	2,822,585
Transocean Ltd. (a)	917,993	61,533,071
Tuscany International Drilling, Inc. (a)	1,588,600	2,166,413
		137,124,851
Oil & Gas Equipment & Services - 20.3%
Baker Hughes, Inc.	748,445	39,038,891
Dresser-Rand Group, Inc. (a)	183,976	6,978,210
Halliburton Co.	2,385,334	90,261,039
National Oilwell Varco, Inc.	1,325,604	81,246,269
Oceaneering International, Inc. (a)	599,365	41,416,122
Oil States International, Inc. (a)	213,000	12,637,290
Schlumberger Ltd.	1,878,040	145,247,614
Schoeller-Bleckmann Oilfield Equipment AG	70,452	5,040,874
Superior Energy Services, Inc. (a)	214,276	7,154,676
TSC Offshore Group Ltd. (a)	5,462,000	1,118,426
Willbros Group, Inc. (a)	484,007	3,499,371
		433,638,782
TOTAL ENERGY EQUIPMENT & SERVICES		570,763,633
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
China Gas Holdings Ltd.	2,829,859	1,446,818
METALS & MINING - 0.6%
Diversified Metals & Mining - 0.6%
Grande Cache Coal Corp. (a)	250,500	2,335,169
Walter Energy, Inc.	101,400	10,407,696
		12,742,865
OIL, GAS & CONSUMABLE FUELS - 67.6%
Coal & Consumable Fuels - 6.8%
Alpha Natural Resources, Inc. (a)	1,088,426	53,942,393
International Coal Group, Inc. (a)	512,493	3,900,072

	Shares	Value
Massey Energy Co.	1,265,105	$ 62,129,307
Peabody Energy Corp.	437,420	25,724,670
		145,696,442
Integrated Oil & Gas - 37.8%
Chevron Corp.	1,603,109	129,803,736
Exxon Mobil Corp.	5,640,592	392,359,577
Hess Corp.	182,081	12,754,774
Marathon Oil Corp.	2,650,877	88,724,853
Murphy Oil Corp.	302,900	20,451,808
Occidental Petroleum Corp.	1,600,468	141,113,264
Royal Dutch Shell PLC Class B ADR	373,900	22,549,909
		807,757,921
Oil & Gas Exploration & Production - 13.7%
Alange Energy Corp. (a)	457,000	271,547
Anadarko Petroleum Corp.	533,832	34,250,661
Apache Corp.	672,930	72,434,185
Cimarex Energy Co.	506,464	40,790,611
EXCO Resources, Inc.	374,568	6,955,728
Gran Tierra Energy, Inc. (a)	663,200	4,942,022
Newfield Exploration Co. (a)	497,700	33,261,291
Niko Resources Ltd.	46,200	4,147,469
Northern Oil & Gas, Inc. (a)	31,900	728,915
Pacific Rubiales Energy Corp.	67,100	2,091,564
Painted Pony Petroleum Ltd. Class A (a)	393,900	2,870,029
Petrobank Energy & Resources Ltd. (a)	74,200	2,921,453
Petrominerales Ltd. (d)	77,800	2,288,681
Pioneer Natural Resources Co.	66,900	5,359,359
Southwestern Energy Co. (a)	456,445	16,523,309
Talisman Energy, Inc.	495,200	9,507,493
Toreador Resources Corp. (a)(d)	80,200	1,223,050
Vermilion Energy, Inc.	25,300	1,035,560
Whiting Petroleum Corp. (a)	461,325	50,768,816
		292,371,743
Oil & Gas Refining & Marketing - 7.9%
CVR Energy, Inc. (a)	796,300	9,579,489
Frontier Oil Corp.	1,479,057	22,969,755
Holly Corp.	1,166,904	41,938,530
Petroplus Holdings AG	210,920	2,017,468
Sunoco, Inc.	977,889	39,252,464
Tesoro Corp.	492,200	8,032,704
Valero Energy Corp.	1,576,108	30,702,584
Western Refining, Inc. (a)(d)	588,710	5,739,923
World Fuel Services Corp.	278,342	8,378,094
		168,611,011
Oil & Gas Storage & Transport - 1.4%
Williams Companies, Inc.	1,322,345	30,162,689
TOTAL OIL, GAS & CONSUMABLE FUELS		1,444,599,806
TOTAL COMMON STOCKS (Cost $1,639,774,085)		2,093,029,546
Convertible Bonds - 0.1%
	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Semiconductors - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $1,040,000)	$ 1,040,000	$ 912,600
Money Market Funds - 1.0%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	14,481,039	14,481,039
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	7,415,500	7,415,500
TOTAL MONEY MARKET FUNDS (Cost $21,896,539)		21,896,539
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,662,710,624)		2,115,838,685
NET OTHER ASSETS (LIABILITIES) - 0.9%		19,743,657
NET ASSETS - 100%		$ 2,135,582,342
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,367
Fidelity Securities Lending Cash Central Fund	210,313
Total	$ 227,680
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,093,029,546	$ 2,093,029,546	$ -	$ -
Convertible Bonds	912,600	-	912,600	-
Money Market Funds	21,896,539	21,896,539	-	-
Total Investments in Securities:	$ 2,115,838,685	$ 2,114,926,085	$ 912,600	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,674,719,692. Net unrealized appreciation aggregated $441,118,993, of which $470,104,979 related to appreciated investment securities and $28,985,986 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Service Portfolio

November 30, 2010

1.810703.106

ENS-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSTRUCTION & ENGINEERING - 2.5%
Construction & Engineering - 2.5%
Fluor Corp.	248,700	$ 14,382,321
Jacobs Engineering Group, Inc. (a)	384,000	14,784,000
KBR, Inc.	257,200	6,964,976
		36,131,297
ENERGY EQUIPMENT & SERVICES - 93.3%
Oil & Gas Drilling - 13.9%
Ensco International Ltd. ADR	430,900	20,424,660
Nabors Industries Ltd. (a)	215,755	4,766,028
Noble Corp.	1,713,035	58,106,147
Northern Offshore Ltd. (a)(d)	1,969,014	4,405,024
Pride International, Inc. (a)	662,000	20,588,200
Rowan Companies, Inc. (a)	1,468,600	44,278,290
Seahawk Drilling, Inc. (a)(d)	214,440	1,743,397
Transocean Ltd. (a)	505,687	33,896,200
Trinidad Drilling Ltd.	1,355,900	7,013,276
Tuscany International Drilling, Inc. (a)	1,492,200	2,034,950
Vantage Drilling Co. (a)	2,939,900	5,174,224
		202,430,396
Oil & Gas Equipment & Services - 79.4%
Baker Hughes, Inc.	2,293,222	119,614,460
Bristow Group, Inc. (a)	84,200	3,697,222
Cameron International Corp. (a)	1,486,088	71,495,694
Core Laboratories NV	37,300	3,192,880
Dresser-Rand Group, Inc. (a)	583,100	22,116,983
Dril-Quip, Inc. (a)	28,100	2,176,064
Exterran Holdings, Inc. (a)	441,500	10,008,805
FMC Technologies, Inc. (a)	174,231	14,677,219
Halliburton Co.	5,082,799	192,333,114
Helix Energy Solutions Group, Inc. (a)	1,058,700	14,853,561
Hornbeck Offshore Services, Inc. (a)(d)	407,200	8,978,760
ION Geophysical Corp. (a)(d)	2,805,655	20,172,659
Lufkin Industries, Inc.	353,500	17,897,705
McDermott International, Inc. (a)	1,912,000	35,046,960
National Oilwell Varco, Inc.	1,803,462	110,534,186
Newpark Resources, Inc. (a)	1,486,946	8,505,331
Oceaneering International, Inc. (a)	863,200	59,647,120
Saipem SpA	359,528	14,959,626
Schlumberger Ltd.	3,854,566	298,112,134
Schoeller-Bleckmann Oilfield Equipment AG	336,800	24,098,198

	Shares	Value
Superior Energy Services, Inc. (a)	825,459	$ 27,562,076
Weatherford International Ltd. (a)	3,502,638	71,488,842
		1,151,169,599
TOTAL ENERGY EQUIPMENT & SERVICES		1,353,599,995
MACHINERY - 0.7%
Industrial Machinery - 0.7%
Gardner Denver, Inc.	162,200	10,615,990
TRADING COMPANIES & DISTRIBUTORS - 1.0%
Trading Companies & Distributors - 1.0%
Finning International, Inc.	584,200	14,107,070
TOTAL COMMON STOCKS (Cost $1,022,768,984)		1,414,454,352
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.24% (b)	30,221,232	30,221,232
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	9,116,305	9,116,305
TOTAL MONEY MARKET FUNDS (Cost $39,337,537)		39,337,537
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,062,106,521)		1,453,791,889
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,395,879)
NET ASSETS - 100%		$ 1,450,396,010
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,583
Fidelity Securities Lending Cash Central Fund	107,670
Total	$ 126,253
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,067,038,446. Net unrealized appreciation aggregated $386,753,443, of which $396,285,929 related to appreciated investment securities and $9,532,486 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Environment and
Alternative Energy Portfolio

(formerly Fidelity® Select Environmental Portfolio)

November 30, 2010

1.810704.106

ENV-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Energy Efficiency - 31.2%
Buildings Energy Efficiency - 3.7%
Johnson Controls, Inc.	52,700	$ 1,920,388
Owens Corning (a)	20,900	549,879
TOTAL BUILDINGS ENERGY EFFICIENCY		2,470,267
Diversified Energy Efficiency - 11.8%
Linear Technology Corp.	26,000	847,600
United Technologies Corp.	92,300	6,947,422
TOTAL DIVERSIFIED ENERGY EFFICIENCY		7,795,022
Industrial Energy Efficiency - 7.0%
Eaton Corp.	4,300	414,520
EMCOR Group, Inc. (a)	52,300	1,401,640
Fairchild Semiconductor International, Inc. (a)	33,300	467,865
Honeywell International, Inc.	29,600	1,471,416
Regal-Beloit Corp.	14,100	860,100
TOTAL INDUSTRIAL ENERGY EFFICIENCY		4,615,541
Power Network Efficiency - 8.2%
Cooper Industries PLC Class A	25,200	1,373,400
Emerson Electric Co.	72,700	4,003,589
TOTAL POWER NETWORK EFFICIENCY		5,376,989
Transport Energy Efficiency - 0.5%
BorgWarner, Inc. (a)	5,200	313,768
TOTAL ENERGY EFFICIENCY		20,571,587
Environmental Support Services - 23.7%
Diversified Environmental - 17.0%
3M Co.	57,500	4,828,850
Air Products & Chemicals, Inc.	24,200	2,086,524
Dover Corp.	23,900	1,309,959
PPG Industries, Inc.	19,400	1,512,424
Praxair, Inc.	12,800	1,178,240
Tyco International Ltd.	8,300	314,487
TOTAL DIVERSIFIED ENVIRONMENTAL		11,230,484
Environmental Consultancies - 6.7%
AECOM Technology Corp. (a)	31,100	801,136
Foster Wheeler AG (a)	37,500	1,050,000
Jacobs Engineering Group, Inc. (a)	34,700	1,335,950

	Shares	Value
Shaw Group, Inc. (a)	21,300	$ 682,665
URS Corp. (a)	13,300	525,882
TOTAL ENVIRONMENTAL CONSULTANCIES		4,395,633
TOTAL ENVIRONMENTAL SUPPORT SERVICES		15,626,117
Pollution Control - 4.6%
Environmental Testing and Gas Sensing - 3.2%
Thermo Fisher Scientific, Inc. (a)	41,000	2,085,260
Pollution Control Solutions - 1.4%
CLARCOR, Inc.	23,200	944,472
TOTAL POLLUTION CONTROL		3,029,732
Renewable & Alternative Energy - 22.9%
Biofuels - 2.5%
Archer Daniels Midland Co.	56,700	1,643,733
Renewable Energy Developers and Independent Power Producers - 15.0%
Enel SpA	670,495	3,150,131
Energias de Portugal SA	493,018	1,576,623
Iberdrola SA	253,900	1,744,830
NextEra Energy, Inc.	14,600	739,052
Norsk Hydro ASA	198,300	1,163,236
Tractebel Energia SA	94,100	1,485,847
TOTAL RENEWABLE ENERGY DEVELOPERS AND INDEPENDENT POWER PRODUCERS		9,859,719
Solar Energy Generation Equipment - 4.5%
Applied Materials, Inc.	141,900	1,763,817
MEMC Electronic Materials, Inc. (a)	42,000	485,940
Wacker Chemie AG	4,200	719,528
TOTAL SOLAR ENERGY GENERATION EQUIPMENT		2,969,285
Wind Power Generation Equipment - 0.9%
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares) (a)	245,800	582,449
TOTAL RENEWABLE & ALTERNATIVE ENERGY		15,055,186
Waste Management & Technologies - 5.1%
Diversified Waste and Technology - 2.0%
Republic Services, Inc.	48,000	1,350,720
Recycling and Value Added Waste Processing - 3.1%
Ball Corp.	16,100	1,060,668
Commercial Metals Co.	62,800	965,236
TOTAL RECYCLING AND VALUE ADDED WASTE PROCESSING		2,025,904
TOTAL WASTE MANAGEMENT & TECHNOLOGIES		3,376,624
Common Stocks - continued
	Shares	Value
Water Infrastructure & Technologies - 11.7%
Diversified Water Infrastructure and Technology - 5.3%
Danaher Corp.	80,600	$ 3,485,950
Water Infrastructure - 2.0%
ITT Corp.	29,300	1,347,800
Water Treatment Equipment - 4.4%
Ashland, Inc.	40,800	2,075,904
Roper Industries, Inc.	11,200	810,992
TOTAL WATER TREATMENT EQUIPMENT		2,886,896
TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		7,720,646
TOTAL COMMON STOCKS (Cost $60,820,386)		65,379,892
Cash Equivalents - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (b) (Cost $369,979)	369,979	$ 369,979
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $61,190,365)		65,749,871
NET OTHER ASSETS (LIABILITIES) - 0.2%		148,664
NET ASSETS - 100%		$ 65,898,535
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,348
Fidelity Securities Lending Cash Central Fund	22,423
Total	$ 23,771
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $61,237,923. Net unrealized appreciation aggregated $4,511,948, of which $5,569,441 related to appreciated investment securities and $1,057,493 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Financial Services Portfolio

November 30, 2010

1.810693.106

FIN-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CAPITAL MARKETS - 19.7%
Asset Management & Custody Banks - 3.1%
AllianceBernstein Holding LP	81,202	$ 1,864,398
BlackRock, Inc. Class A	10,700	1,744,100
EFG International	70,425	806,942
Invesco Ltd.	95,500	2,076,170
Janus Capital Group, Inc.	114,700	1,197,468
Legg Mason, Inc.	101,718	3,318,041
		11,007,119
Investment Banking & Brokerage - 16.6%
Charles Schwab Corp.	244,800	3,679,344
E*TRADE Financial Corp. (a)	546,639	8,062,925
Evercore Partners, Inc. Class A	169,013	5,100,812
GFI Group, Inc.	1,382,336	6,414,039
Gleacher & Co., Inc. (a)	624,859	1,568,396
Goldman Sachs Group, Inc.	52,294	8,165,185
Jefferies Group, Inc. (d)	120,385	2,907,298
MF Global Holdings Ltd. (a)	853,482	6,699,834
Morgan Stanley	714,200	17,469,332
		60,067,165
TOTAL CAPITAL MARKETS		71,074,284
COMMERCIAL BANKS - 47.0%
Diversified Banks - 9.2%
Banco do Estado do Rio Grande do Sul SA	33,000	375,026
Banco Pine SA	43,600	360,749
Comerica, Inc.	816,386	29,789,924
U.S. Bancorp, Delaware	119,500	2,841,710
		33,367,409
Regional Banks - 37.8%
Banco Daycovl SA (PN)	241,600	1,746,845
Bancorp New Jersey, Inc.	9,188	103,365
BancTrust Financial Group, Inc. (a)(d)	83,350	209,209
BB&T Corp.	328,500	7,621,200
Bridge Capital Holdings (a)	13,708	116,518
Bridge Capital Holdings (a)(e)	132,440	1,013,166
Cathay General Bancorp	14	189
CIT Group, Inc. (a)	245,200	9,675,592
Citizens Banking Corp., Michigan (a)	2,790,974	1,618,765
City National Corp.	106,700	5,731,924
CoBiz, Inc. (d)	572,312	2,810,052
Evans Bancorp, Inc.	8,201	113,092
Fifth Third Bancorp	239,800	2,865,610
First Horizon National Corp. (a)	792,986	7,588,876
First Interstate Bancsystem, Inc.	110,200	1,500,924
Glacier Bancorp, Inc.	273,766	3,649,301
Marshall & Ilsley Corp.	2,314,310	11,085,545
MidWestOne Financial Group, Inc.	10,512	151,898
Monroe Bancorp	16,350	198,162
Nara Bancorp, Inc. (a)	105,302	859,264

	Shares	Value
Oriental Financial Group, Inc.	147,500	$ 1,711,000
Regions Financial Corp.	3,117,325	16,771,209
Savannah Bancorp, Inc.	79,287	575,624
Southwest Bancorp, Inc., Oklahoma	22,600	237,752
Sun Bancorp, Inc., New Jersey (a)	67,486	279,392
SunTrust Banks, Inc.	774,221	18,085,803
Susquehanna Bancshares, Inc., Pennsylvania	441,075	3,550,654
SVB Financial Group (a)	65,045	2,922,472
Synovus Financial Corp. (d)	7,209,968	14,636,235
United Security Bancshares, California (d)	21,464	83,710
Washington Trust Bancorp, Inc.	8,300	174,217
West Bancorp., Inc.	20,005	145,436
Western Alliance Bancorp. (a)	63,815	393,739
Zions Bancorporation (d)	937,091	18,226,420
		136,453,160
TOTAL COMMERCIAL BANKS		169,820,569
CONSUMER FINANCE - 1.6%
Consumer Finance - 1.6%
Netspend Holdings, Inc.	1,700	22,780
SLM Corp. (a)	490,197	5,661,775
		5,684,555
DIVERSIFIED FINANCIAL SERVICES - 14.8%
Other Diversified Financial Services - 14.1%
Banco ABC Brasil SA	226,000	2,147,988
Bank of America Corp.	1,043,097	11,421,912
Citigroup, Inc. (a)	4,513,733	18,957,679
JPMorgan Chase & Co.	489,208	18,286,595
		50,814,174
Specialized Finance - 0.7%
Infrastructure Development Finance Co. Ltd.	632,928	2,580,771
TOTAL DIVERSIFIED FINANCIAL SERVICES		53,394,945
INSURANCE - 3.2%
Multi-Line Insurance - 3.2%
American International Group, Inc. (a)	32,995	1,362,364
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,500	968,147
Genworth Financial, Inc. Class A (a)	803,161	9,364,857
		11,695,368
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
China Finance Online Co. Ltd. ADR (a)(d)	484,981	3,656,757
IT SERVICES - 10.0%
Data Processing & Outsourced Services - 10.0%
Alliance Data Systems Corp. (a)	253,632	15,999,107
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
MoneyGram International, Inc. (a)	1,181,283	$ 2,894,143
Visa, Inc. Class A	232,225	17,149,816
		36,043,066
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Specialized REITs - 0.7%
Weyerhaeuser Co.	148,800	2,483,472
THRIFTS & MORTGAGE FINANCE - 0.3%
Thrifts & Mortgage Finance - 0.3%
BofI Holding, Inc. (a)	40,361	544,066
Cheviot Financial Corp.	64,913	574,480
Chicopee Bancorp, Inc. (a)	7,830	97,327
Mayflower Bancorp, Inc.	7,702	64,312
		1,280,185
TOTAL COMMON STOCKS (Cost $395,321,005)		355,133,201
Convertible Preferred Stocks - 0.0%

INSURANCE - 0.0%
Multi-Line Insurance - 0.0%
American International Group, Inc. Series A, 8.50% (Cost $188)	22	156
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	5,805,292	$ 5,805,292
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	6,715,217	6,715,217
TOTAL MONEY MARKET FUNDS (Cost $12,520,509)		12,520,509
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $407,841,702)	367,653,866
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(6,503,205)
NET ASSETS - 100%	$ 361,150,661
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,013,166 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Bridge Capital Holdings	11/19/10	$ 1,132,362
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,794
Fidelity Securities Lending Cash Central Fund	134,789
Total	$ 143,583
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 355,133,201	$ 354,120,035	$ 1,013,166	$ -
Convertible Preferred Stocks	156	156	-	-
Money Market Funds	12,520,509	12,520,509	-	-
Total Investments in Securities:	$ 367,653,866	$ 366,640,700	$ 1,013,166	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $423,578,608. Net unrealized depreciation aggregated $55,924,742, of which $10,847,284 related to appreciated investment securities and $66,772,026 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity ® Select Gold Portfolio

November 30, 2010

1.810695.106

GOL-QTLY-0111

Consolidated Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 12.6%
METALS & MINING - 12.6%
Diversified Metals & Mining - 0.0%
Sandfire Resources NL (a)	314,167	$ 2,149,725
Gold - 12.6%
Andean Resources Ltd. (a)	3,747,514	23,691,180
Andean Resources Ltd. (a)(e)	791,300	5,002,471
Avoca Resources Ltd. (a)	4,012,764	12,229,111
Catalpa Resources Ltd. (a)	720,797	1,257,212
Centamin Egypt Ltd. (United Kingdom) (a)	4,197,000	11,710,127
CGA Mining Ltd.:
(Australia) (a)	18,920	54,759
(Canada) (a)	20,000	64,095
Dominion Mining Ltd.	1,237,906	3,594,632
Intrepid Mines Ltd.:
(Australia) (a)(d)	8,469,767	18,506,763
(Canada) (a)(d)	320,000	701,344
Kingsgate Consolidated NL (d)	2,377,017	22,848,483
Medusa Mining Ltd.	2,812,885	17,522,234
Mineral Deposits Ltd. (a)	637,391	2,932,050
Newcrest Mining Ltd.	11,707,094	444,852,920
Perseus Mining Ltd.:
(Australia) (a)	4,204,308	12,691,976
(Canada) (a)	1,300,000	4,026,885
Resolute Mining Ltd. (a)(d)	3,986,661	4,661,152
St Barbara Ltd. (a)	5,299,677	12,951,311
Troy Resources NL (a)(e)	2,300,000	7,796,610
		607,095,315
TOTAL METALS & MINING		609,245,040
Bailiwick of Jersey - 3.5%
METALS & MINING - 3.5%
Gold - 3.5%
Randgold Resources Ltd. sponsored ADR (d)	1,787,367	168,119,740
Bermuda - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Continental Gold Ltd. (a)	45,100	461,280
Precious Metals & Minerals - 0.0%
Aquarius Platinum Ltd. (United Kingdom)	236,752	1,194,837
TOTAL METALS & MINING		1,656,117
Canada - 56.1%
METALS & MINING - 56.1%
Diversified Metals & Mining - 0.2%
Clifton Star Resources, Inc. (a)	25,000	123,953
East Asia Minerals Corp. (a)	5,000	36,139
Galway Resources Ltd. (a)	15,000	14,465
Kimber Resources, Inc. (a)	16,100	23,838
Kimber Resources, Inc. (a)(e)	5,832,000	8,634,950

	Shares	Value
Sabina Gold & Silver Corp. (a)	60,000	$ 331,970
Valley High Ventures Ltd. (a)	237,500	393,289
		9,558,604
Gold - 53.8%
Agnico-Eagle Mines Ltd. (Canada)	2,554,400	206,720,779
Alamos Gold, Inc.	2,153,800	41,393,409
Anatolia Minerals Development Ltd. (a)	305,000	2,124,245
Argonaut Gold, Inc. (a)(d)	474,800	1,970,240
Aurizon Mines Ltd. (a)	2,304,600	16,297,873
Avion Gold Corp. (a)	5,020,000	7,139,295
B2Gold Corp. (a)	2,917,400	7,303,446
Barrick Gold Corp. (d)	10,761,219	554,623,120
Canaco Resources, Inc. (a)	760,000	3,183,324
Centerra Gold, Inc.	2,036,400	39,752,051
Colossus Minerals, Inc. (a)	911,100	7,437,189
Corvus Gold, Inc. (a)	138,350	123,984
Crocodile Gold Corp. (a)	10,000	13,540
Detour Gold Corp. (a)	258,000	7,918,936
Detour Gold Corp. (a)(e)	785,900	24,122,062
Eldorado Gold Corp.	8,720,013	152,128,807
European Goldfields Ltd. (a)	2,004,600	27,473,916
Exeter Resource Corp. (a)	238,000	1,282,038
Extorre Gold Mines Ltd. (a)	338,000	2,235,554
Franco-Nevada Corp. (d)	1,778,400	59,522,525
Fronteer Gold, Inc. (a)	1,385,000	13,545,100
Gabriel Resources Ltd. (a)	180,000	1,428,989
Gammon Gold, Inc. (a)	2,217,500	14,666,691
Goldcorp, Inc.	11,216,200	509,022,753
Golden Star Resources Ltd. (a)(d)	3,375,769	14,600,053
Gran Colombia Gold Corp. (a)	1,560,000	2,932,788
Great Basin Gold Ltd. (a)(d)	5,937,900	17,352,133
Greystar Resources Ltd. (a)	1,254,200	5,461,011
Guyana Goldfields, Inc. (a)	933,000	8,706,546
Guyana Goldfields, Inc. (a)(e)	155,000	1,446,425
IAMGOLD Corp.	6,277,000	102,965,790
International Minerals Corp.:
(Canada) (a)	152,100	992,665
(Switzerland) (a)	15,000	97,145
International Tower Hill Mines Ltd. (a)	341,700	3,345,105
Jaguar Mining, Inc. (a)(d)	1,095,500	7,213,696
Keegan Resources, Inc. (a)	30,000	264,757
Kinross Gold Corp.	17,329,491	301,485,203
Kinross Gold Corp. warrants 9/17/14 (a)	375,441	1,473,824
Kirkland Lake Gold, Inc. (a)	388,000	5,491,564
Lake Shore Gold Corp. (a)	1,800,000	7,013,442
Levon Resources Ltd. (a)	20,000	34,872
Minefinders Corp. Ltd. (a)(d)	918,000	8,924,255
Nevsun Resources Ltd. (a)	500,000	2,834,600
New Gold, Inc. (a)	6,151,800	57,826,680
New Gold, Inc. warrants 4/3/12 (a)(e)	2,928,500	242,473
Northgate Minerals Corp. (a)	3,899,900	11,662,471
Novagold Resources, Inc. (a)	1,863,200	26,824,563
OceanaGold Corp. (a)	30,000	97,312
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Osisko Mining Corp. (a)	972,000	$ 14,950,205
Osisko Mining Corp. (a)(e)	3,000,000	46,142,607
Premier Gold Mines Ltd. (a)	996,200	7,365,243
Primero Mining Corp. (a)	286,500	1,479,106
Queenston Mining, Inc. (a)	35,000	208,650
Rainy River Resources Ltd. (a)	105,000	1,319,404
Romarco Minerals, Inc. (a)	1,820,000	4,644,847
Rubicon Minerals Corp. (a)	1,796,352	10,603,831
San Gold Corp. (a)	2,297,400	7,362,601
Seabridge Gold, Inc. (a)	636,105	18,415,240
SEMAFO, Inc. (a)	2,771,100	33,471,303
Teranga Gold Corp.	1,678,249	4,854,183
Timmins Gold Corp. (a)	10,000	19,287
Torex Gold Resources, Inc. (a)	230,000	380,869
Ventana Gold Corp. (a)	315,800	4,238,968
Yamana Gold, Inc.	12,537,400	146,306,304
		2,592,481,887
Precious Metals & Minerals - 2.1%
ATAC Resources Ltd. (a)	37,200	267,785
First Majestic Silver Corp. (a)	10,000	118,839
Orko Silver Corp. (a)	346,000	842,587
Pan American Silver Corp.	915,987	34,303,713
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	2,803,064
Silver Standard Resources, Inc. (a)	1,061,800	27,670,512
Silver Wheaton Corp. (a)	880,000	32,487,824
Tahoe Resources, Inc.	1,000	15,790
		98,510,114
TOTAL METALS & MINING		2,700,550,605
Cayman Islands - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Real Gold Mining Ltd. (a)	2,925,000	5,349,002
China - 2.3%
METALS & MINING - 2.3%
Gold - 2.3%
Zhaojin Mining Industry Co. Ltd. (H Shares)	9,124,500	35,722,447
Zijin Mining Group Co. Ltd. (H Shares)	78,010,000	73,237,978
		108,960,425

	Shares	Value
Peru - 0.4%
METALS & MINING - 0.4%
Precious Metals & Minerals - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	400,000	$ 20,256,000
Russia - 1.3%
METALS & MINING - 1.3%
Gold - 1.3%
Polyus Gold OJSC sponsored ADR	1,742,566	59,700,311
Precious Metals & Minerals - 0.0%
Polymetal JSC GDR (Reg. S) (a)	73,300	1,319,400
TOTAL METALS & MINING		61,019,711
South Africa - 10.7%
METALS & MINING - 10.7%
Gold - 10.7%
AngloGold Ashanti Ltd. sponsored ADR (d)	6,497,952	304,299,092
Gold Fields Ltd. sponsored ADR	8,703,659	145,264,069
Harmony Gold Mining Co. Ltd.	1,484,000	16,681,134
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	4,131,800	46,813,294
		513,057,589
Precious Metals & Minerals - 0.0%
Anglo Platinum Ltd. (a)	5,000	466,311
TOTAL METALS & MINING		513,523,900
United Kingdom - 0.8%
METALS & MINING - 0.8%
Gold - 0.8%
Petropavlovsk PLC	2,385,000	39,503,739
United States of America - 6.9%
CONSTRUCTION & ENGINEERING - 0.1%
Construction & Engineering - 0.1%
Fluor Corp.	72,600	4,198,458
METALS & MINING - 6.5%
Gold - 6.5%
Allied Nevada Gold Corp. (a)	1,117,800	29,889,972
Allied Nevada Gold Corp. (Canada) (a)	10,000	267,875
Newmont Mining Corp.	3,936,850	231,604,886
Royal Gold, Inc.	875,413	45,101,278
US Gold Corp. (a)(d)	1,165,900	7,648,304
		314,512,315
Common Stocks - continued
	Shares	Value
United States of America - continued
METALS & MINING - CONTINUED
Precious Metals & Minerals - 0.0%
Coeur d'Alene Mines Corp. (a)	30,000	$ 730,500
Paramount Gold & Silver Corp. (a)	10,000	17,800
		748,300
TOTAL METALS & MINING		315,260,615
OIL, GAS & CONSUMABLE FUELS - 0.3%
Coal & Consumable Fuels - 0.3%
Alpha Natural Resources, Inc. (a)	210,400	10,427,424
Massey Energy Co.	37,600	1,846,536
		12,273,960
TOTAL UNITED STATES OF AMERICA		331,733,033
TOTAL COMMON STOCKS (Cost $3,184,659,324)		4,559,917,312
Commodities - 4.1%
	Troy Ounces
Gold Bullion (a) (Cost $129,188,200)	141,500	196,034,100
Money Market Funds - 12.8%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	62,268,466	$ 62,268,466
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	556,124,172	556,124,172
TOTAL MONEY MARKET FUNDS (Cost $618,392,638)		618,392,638
TOTAL INVESTMENT PORTFOLIO - 111.6% (Cost $3,932,240,162)	5,374,344,050
NET OTHER ASSETS (LIABILITIES) - (11.6)%	(557,004,696)
NET ASSETS - 100%	$ 4,817,339,354
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,387,598 or 1.9% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79,604
Fidelity Securities Lending Cash Central Fund	534,421
Total	$ 614,025
Other Affiliated Issuers
Consolidated Subsidiary	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Value end of period
Fidelity Select Gold Cayman Ltd.	$ 207,103,454	$ 22,070,465	$ 68,101,750	$ -	$ 195,988,753
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments:
Common Stocks	$ 4,559,917,312	$ 4,540,165,329	$ 19,751,983	$ -
Commodities	196,034,100	196,034,100	-	-
Money Market Funds	618,392,638	618,392,638	-	-
Total Investments:	$ 5,374,344,050	$ 5,354,592,067	$ 19,751,983	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $4,053,536,547. Net unrealized appreciation aggregated $1,320,807,503, of which $1,371,137,469 related to appreciated investment securities and $50,329,966 related to depreciated investment securities.

Investment in Subsidiary

The Fund invests in certain precious metals through its investment in the Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2010, the Fund held $195,988,753 in the Subsidiary, representing 4.1% of the Fund's net assets.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity ® Advisor Select
Gold Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Gold Portfolio

1.860865.103

AGLD-QTLY-0111

Consolidated Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 12.6%
METALS & MINING - 12.6%
Diversified Metals & Mining - 0.0%
Sandfire Resources NL (a)	314,167	$ 2,149,725
Gold - 12.6%
Andean Resources Ltd. (a)	3,747,514	23,691,180
Andean Resources Ltd. (a)(e)	791,300	5,002,471
Avoca Resources Ltd. (a)	4,012,764	12,229,111
Catalpa Resources Ltd. (a)	720,797	1,257,212
Centamin Egypt Ltd. (United Kingdom) (a)	4,197,000	11,710,127
CGA Mining Ltd.:
(Australia) (a)	18,920	54,759
(Canada) (a)	20,000	64,095
Dominion Mining Ltd.	1,237,906	3,594,632
Intrepid Mines Ltd.:
(Australia) (a)(d)	8,469,767	18,506,763
(Canada) (a)(d)	320,000	701,344
Kingsgate Consolidated NL (d)	2,377,017	22,848,483
Medusa Mining Ltd.	2,812,885	17,522,234
Mineral Deposits Ltd. (a)	637,391	2,932,050
Newcrest Mining Ltd.	11,707,094	444,852,920
Perseus Mining Ltd.:
(Australia) (a)	4,204,308	12,691,976
(Canada) (a)	1,300,000	4,026,885
Resolute Mining Ltd. (a)(d)	3,986,661	4,661,152
St Barbara Ltd. (a)	5,299,677	12,951,311
Troy Resources NL (a)(e)	2,300,000	7,796,610
		607,095,315
TOTAL METALS & MINING		609,245,040
Bailiwick of Jersey - 3.5%
METALS & MINING - 3.5%
Gold - 3.5%
Randgold Resources Ltd. sponsored ADR (d)	1,787,367	168,119,740
Bermuda - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Continental Gold Ltd. (a)	45,100	461,280
Precious Metals & Minerals - 0.0%
Aquarius Platinum Ltd. (United Kingdom)	236,752	1,194,837
TOTAL METALS & MINING		1,656,117
Canada - 56.1%
METALS & MINING - 56.1%
Diversified Metals & Mining - 0.2%
Clifton Star Resources, Inc. (a)	25,000	123,953
East Asia Minerals Corp. (a)	5,000	36,139
Galway Resources Ltd. (a)	15,000	14,465
Kimber Resources, Inc. (a)	16,100	23,838
Kimber Resources, Inc. (a)(e)	5,832,000	8,634,950

	Shares	Value
Sabina Gold & Silver Corp. (a)	60,000	$ 331,970
Valley High Ventures Ltd. (a)	237,500	393,289
		9,558,604
Gold - 53.8%
Agnico-Eagle Mines Ltd. (Canada)	2,554,400	206,720,779
Alamos Gold, Inc.	2,153,800	41,393,409
Anatolia Minerals Development Ltd. (a)	305,000	2,124,245
Argonaut Gold, Inc. (a)(d)	474,800	1,970,240
Aurizon Mines Ltd. (a)	2,304,600	16,297,873
Avion Gold Corp. (a)	5,020,000	7,139,295
B2Gold Corp. (a)	2,917,400	7,303,446
Barrick Gold Corp. (d)	10,761,219	554,623,120
Canaco Resources, Inc. (a)	760,000	3,183,324
Centerra Gold, Inc.	2,036,400	39,752,051
Colossus Minerals, Inc. (a)	911,100	7,437,189
Corvus Gold, Inc. (a)	138,350	123,984
Crocodile Gold Corp. (a)	10,000	13,540
Detour Gold Corp. (a)	258,000	7,918,936
Detour Gold Corp. (a)(e)	785,900	24,122,062
Eldorado Gold Corp.	8,720,013	152,128,807
European Goldfields Ltd. (a)	2,004,600	27,473,916
Exeter Resource Corp. (a)	238,000	1,282,038
Extorre Gold Mines Ltd. (a)	338,000	2,235,554
Franco-Nevada Corp. (d)	1,778,400	59,522,525
Fronteer Gold, Inc. (a)	1,385,000	13,545,100
Gabriel Resources Ltd. (a)	180,000	1,428,989
Gammon Gold, Inc. (a)	2,217,500	14,666,691
Goldcorp, Inc.	11,216,200	509,022,753
Golden Star Resources Ltd. (a)(d)	3,375,769	14,600,053
Gran Colombia Gold Corp. (a)	1,560,000	2,932,788
Great Basin Gold Ltd. (a)(d)	5,937,900	17,352,133
Greystar Resources Ltd. (a)	1,254,200	5,461,011
Guyana Goldfields, Inc. (a)	933,000	8,706,546
Guyana Goldfields, Inc. (a)(e)	155,000	1,446,425
IAMGOLD Corp.	6,277,000	102,965,790
International Minerals Corp.:
(Canada) (a)	152,100	992,665
(Switzerland) (a)	15,000	97,145
International Tower Hill Mines Ltd. (a)	341,700	3,345,105
Jaguar Mining, Inc. (a)(d)	1,095,500	7,213,696
Keegan Resources, Inc. (a)	30,000	264,757
Kinross Gold Corp.	17,329,491	301,485,203
Kinross Gold Corp. warrants 9/17/14 (a)	375,441	1,473,824
Kirkland Lake Gold, Inc. (a)	388,000	5,491,564
Lake Shore Gold Corp. (a)	1,800,000	7,013,442
Levon Resources Ltd. (a)	20,000	34,872
Minefinders Corp. Ltd. (a)(d)	918,000	8,924,255
Nevsun Resources Ltd. (a)	500,000	2,834,600
New Gold, Inc. (a)	6,151,800	57,826,680
New Gold, Inc. warrants 4/3/12 (a)(e)	2,928,500	242,473
Northgate Minerals Corp. (a)	3,899,900	11,662,471
Novagold Resources, Inc. (a)	1,863,200	26,824,563
OceanaGold Corp. (a)	30,000	97,312
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Osisko Mining Corp. (a)	972,000	$ 14,950,205
Osisko Mining Corp. (a)(e)	3,000,000	46,142,607
Premier Gold Mines Ltd. (a)	996,200	7,365,243
Primero Mining Corp. (a)	286,500	1,479,106
Queenston Mining, Inc. (a)	35,000	208,650
Rainy River Resources Ltd. (a)	105,000	1,319,404
Romarco Minerals, Inc. (a)	1,820,000	4,644,847
Rubicon Minerals Corp. (a)	1,796,352	10,603,831
San Gold Corp. (a)	2,297,400	7,362,601
Seabridge Gold, Inc. (a)	636,105	18,415,240
SEMAFO, Inc. (a)	2,771,100	33,471,303
Teranga Gold Corp.	1,678,249	4,854,183
Timmins Gold Corp. (a)	10,000	19,287
Torex Gold Resources, Inc. (a)	230,000	380,869
Ventana Gold Corp. (a)	315,800	4,238,968
Yamana Gold, Inc.	12,537,400	146,306,304
		2,592,481,887
Precious Metals & Minerals - 2.1%
ATAC Resources Ltd. (a)	37,200	267,785
First Majestic Silver Corp. (a)	10,000	118,839
Orko Silver Corp. (a)	346,000	842,587
Pan American Silver Corp.	915,987	34,303,713
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	2,803,064
Silver Standard Resources, Inc. (a)	1,061,800	27,670,512
Silver Wheaton Corp. (a)	880,000	32,487,824
Tahoe Resources, Inc.	1,000	15,790
		98,510,114
TOTAL METALS & MINING		2,700,550,605
Cayman Islands - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Real Gold Mining Ltd. (a)	2,925,000	5,349,002
China - 2.3%
METALS & MINING - 2.3%
Gold - 2.3%
Zhaojin Mining Industry Co. Ltd. (H Shares)	9,124,500	35,722,447
Zijin Mining Group Co. Ltd. (H Shares)	78,010,000	73,237,978
		108,960,425

	Shares	Value
Peru - 0.4%
METALS & MINING - 0.4%
Precious Metals & Minerals - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	400,000	$ 20,256,000
Russia - 1.3%
METALS & MINING - 1.3%
Gold - 1.3%
Polyus Gold OJSC sponsored ADR	1,742,566	59,700,311
Precious Metals & Minerals - 0.0%
Polymetal JSC GDR (Reg. S) (a)	73,300	1,319,400
TOTAL METALS & MINING		61,019,711
South Africa - 10.7%
METALS & MINING - 10.7%
Gold - 10.7%
AngloGold Ashanti Ltd. sponsored ADR (d)	6,497,952	304,299,092
Gold Fields Ltd. sponsored ADR	8,703,659	145,264,069
Harmony Gold Mining Co. Ltd.	1,484,000	16,681,134
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	4,131,800	46,813,294
		513,057,589
Precious Metals & Minerals - 0.0%
Anglo Platinum Ltd. (a)	5,000	466,311
TOTAL METALS & MINING		513,523,900
United Kingdom - 0.8%
METALS & MINING - 0.8%
Gold - 0.8%
Petropavlovsk PLC	2,385,000	39,503,739
United States of America - 6.9%
CONSTRUCTION & ENGINEERING - 0.1%
Construction & Engineering - 0.1%
Fluor Corp.	72,600	4,198,458
METALS & MINING - 6.5%
Gold - 6.5%
Allied Nevada Gold Corp. (a)	1,117,800	29,889,972
Allied Nevada Gold Corp. (Canada) (a)	10,000	267,875
Newmont Mining Corp.	3,936,850	231,604,886
Royal Gold, Inc.	875,413	45,101,278
US Gold Corp. (a)(d)	1,165,900	7,648,304
		314,512,315
Common Stocks - continued
	Shares	Value
United States of America - continued
METALS & MINING - CONTINUED
Precious Metals & Minerals - 0.0%
Coeur d'Alene Mines Corp. (a)	30,000	$ 730,500
Paramount Gold & Silver Corp. (a)	10,000	17,800
		748,300
TOTAL METALS & MINING		315,260,615
OIL, GAS & CONSUMABLE FUELS - 0.3%
Coal & Consumable Fuels - 0.3%
Alpha Natural Resources, Inc. (a)	210,400	10,427,424
Massey Energy Co.	37,600	1,846,536
		12,273,960
TOTAL UNITED STATES OF AMERICA		331,733,033
TOTAL COMMON STOCKS (Cost $3,184,659,324)		4,559,917,312
Commodities - 4.1%
	Troy Ounces
Gold Bullion (a) (Cost $129,188,200)	141,500	196,034,100
Money Market Funds - 12.8%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	62,268,466	$ 62,268,466
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	556,124,172	556,124,172
TOTAL MONEY MARKET FUNDS (Cost $618,392,638)		618,392,638
TOTAL INVESTMENT PORTFOLIO - 111.6% (Cost $3,932,240,162)	5,374,344,050
NET OTHER ASSETS (LIABILITIES) - (11.6)%	(557,004,696)
NET ASSETS - 100%	$ 4,817,339,354
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,387,598 or 1.9% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79,604
Fidelity Securities Lending Cash Central Fund	534,421
Total	$ 614,025
Other Affiliated Issuers
Consolidated Subsidiary	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Value end of period
Fidelity Select Gold Cayman Ltd.	$ 207,103,454	$ 22,070,465	$ 68,101,750	$ -	$ 195,988,753
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments:
Common Stocks	$ 4,559,917,312	$ 4,540,165,329	$ 19,751,983	$ -
Commodities	196,034,100	196,034,100	-	-
Money Market Funds	618,392,638	618,392,638	-	-
Total Investments:	$ 5,374,344,050	$ 5,354,592,067	$ 19,751,983	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $4,053,536,547. Net unrealized appreciation aggregated $1,320,807,503, of which $1,371,137,469 related to appreciated investment securities and $50,329,966 related to depreciated investment securities.

Investment in Subsidiary

The Fund invests in certain precious metals through its investment in the Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2010, the Fund held $195,988,753 in the Subsidiary, representing 4.1% of the Fund's net assets.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Health Care Portfolio

November 30, 2010

1.810696.106

HEA-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
BIOTECHNOLOGY - 19.1%
Biotechnology - 19.1%
Acorda Therapeutics, Inc. (a)	230,000	$ 6,060,500
Alexion Pharmaceuticals, Inc. (a)	460,000	35,167,000
Alnylam Pharmaceuticals, Inc. (a)	78,489	718,174
AMAG Pharmaceuticals, Inc. (a)(d)	62,800	985,332
Amgen, Inc. (a)	700,000	36,883,000
Anadys Pharmaceuticals, Inc. (a)	294,282	314,882
Anthera Pharmaceuticals, Inc. (d)	800,000	4,376,000
ARIAD Pharmaceuticals, Inc. (a)(d)	3,000,000	12,090,000
ArQule, Inc. (a)	750,000	4,072,500
AVEO Pharmaceuticals, Inc.	120,000	1,773,600
AVEO Pharmaceuticals, Inc. (f)	117,323	1,734,034
Biogen Idec, Inc. (a)	600,000	38,382,000
BioMarin Pharmaceutical, Inc. (a)	1,230,000	33,308,400
Celgene Corp. (a)	100,000	5,938,000
Cephalon, Inc. (a)	120,000	7,618,800
Chelsea Therapeutics International Ltd. (a)(d)	600,000	3,258,000
Dynavax Technologies Corp. (a)	2,000,000	4,000,000
Gilead Sciences, Inc. (a)	800,000	29,200,000
Human Genome Sciences, Inc. (a)	284,390	6,976,087
Incyte Corp. (a)	800,000	11,608,000
Keryx Biopharmaceuticals, Inc. (a)(d)	550,000	3,003,000
Micromet, Inc. (a)(d)	395,347	2,870,219
Neurocrine Biosciences, Inc. (a)	550,000	4,004,000
Protalix BioTherapeutics, Inc. (a)(d)	82,786	723,550
Seattle Genetics, Inc. (a)	633,900	9,571,890
Targacept, Inc. (a)	466,367	9,886,980
Theravance, Inc. (a)	500,000	12,490,000
United Therapeutics Corp. (a)	400,000	25,172,000
ZIOPHARM Oncology, Inc. (a)(d)	878,569	3,610,919
		315,796,867
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)(e)	996,904	4,685,449
Stewart Enterprises, Inc. Class A	690,000	3,912,300
		8,597,749
ELECTRONIC EQUIPMENT & COMPONENTS - 2.9%
Electronic Equipment & Instruments - 2.9%
Agilent Technologies, Inc. (a)	1,360,000	47,627,200
FOOD & STAPLES RETAILING - 0.3%
Drug Retail - 0.3%
Rite Aid Corp. (a)	5,000,000	4,698,500
HEALTH CARE EQUIPMENT & SUPPLIES - 18.4%
Health Care Equipment - 16.8%
American Medical Systems Holdings, Inc. (a)	1,050,000	18,826,500
ArthroCare Corp. (a)	300,000	9,084,000
C. R. Bard, Inc.	600,000	50,910,000

	Shares	Value
Covidien PLC	1,926,200	$ 81,035,234
Edwards Lifesciences Corp. (a)	735,200	48,787,872
Genmark Diagnostics, Inc.	280,001	1,036,004
HeartWare International, Inc. (a)	100,000	9,196,000
Hologic, Inc. (a)	800,000	13,120,000
Masimo Corp.	500,000	15,430,000
Orthofix International NV (a)	300,000	8,157,000
Orthovita, Inc. (a)	2,700,000	5,373,000
William Demant Holding AS (a)	136,700	9,521,902
Wright Medical Group, Inc. (a)	500,000	6,595,000
		277,072,512
Health Care Supplies - 1.6%
Cooper Companies, Inc.	300,000	16,050,000
RTI Biologics, Inc. (a)	2,683,274	7,271,673
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,400,000	3,849,324
		27,170,997
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		304,243,509
HEALTH CARE PROVIDERS & SERVICES - 23.1%
Health Care Distributors & Services - 4.7%
Henry Schein, Inc. (a)	200,000	11,486,000
McKesson Corp.	920,000	58,788,000
Sinopharm Group Co. Ltd. (H Shares)	700,000	2,560,206
United Drug PLC (Ireland)	1,500,000	4,029,824
		76,864,030
Health Care Facilities - 1.8%
Emeritus Corp. (a)	372,980	6,724,829
Hanger Orthopedic Group, Inc. (a)	400,000	7,672,000
Kindred Healthcare, Inc. (a)	500,000	8,070,000
LCA-Vision, Inc. (a)	500,000	2,590,000
Sunrise Senior Living, Inc. (a)	1,299,000	4,780,320
		29,837,149
Health Care Services - 13.8%
Air Methods Corp. (a)	140,000	6,892,200
Express Scripts, Inc. (a)	975,000	50,787,750
Fresenius Medical Care AG & Co. KGaA	200,000	11,543,078
HMS Holdings Corp. (a)	240,000	15,122,400
Laboratory Corp. of America Holdings (a)	150,000	12,304,500
Medco Health Solutions, Inc. (a)	2,000,000	122,640,000
Team Health Holdings, Inc.	690,000	9,522,000
		228,811,928
Managed Health Care - 2.8%
CIGNA Corp.	600,000	22,086,000
UnitedHealth Group, Inc.	660,000	24,103,200
		46,189,200
TOTAL HEALTH CARE PROVIDERS & SERVICES		381,702,307
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 3.0%
Health Care Technology - 3.0%
Allscripts-Misys Healthcare Solutions, Inc. (a)	1,550,000	$ 27,202,500
Cerner Corp. (a)	150,000	13,179,000
Computer Programs & Systems, Inc.	189,700	8,857,093
		49,238,593
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
WebMD Health Corp. (a)	176,413	9,057,043
LIFE SCIENCES TOOLS & SERVICES - 14.6%
Life Sciences Tools & Services - 14.6%
Bruker BioSciences Corp. (a)	600,000	9,252,000
Charles River Laboratories International, Inc. (a)(d)	350,000	11,427,500
Covance, Inc. (a)(d)	925,000	41,541,750
Illumina, Inc. (a)	1,640,000	98,596,800
Life Technologies Corp. (a)	80,000	3,984,400
Lonza Group AG	200,000	15,433,667
Nordion, Inc. (a)	400,000	4,278,200
PAREXEL International Corp. (a)	550,000	9,658,000
PerkinElmer, Inc.	700,000	16,310,000
QIAGEN NV (a)(d)	1,675,000	30,652,500
		241,134,817
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Pall Corp.	180,000	8,148,600
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Prestige Brands Holdings, Inc. (a)	566,799	6,671,224
PHARMACEUTICALS - 15.0%
Pharmaceuticals - 15.0%
Allergan, Inc.	60,000	3,976,200
Ardea Biosciences, Inc. (a)(d)	575,000	12,782,250
Cadence Pharmaceuticals, Inc. (a)(d)	700,000	5,019,000
Cardiome Pharma Corp. (a)	1,200,000	5,844,535
Merck & Co., Inc.	2,000,000	68,940,000
Optimer Pharmaceuticals, Inc. (a)(d)	450,000	4,261,500
Perrigo Co.	300,000	18,072,000
Pfizer, Inc.	2,900,000	47,241,000
Piramal Healthcare Ltd.	700,000	6,747,052

	Shares	Value
Shire PLC sponsored ADR	280,000	$ 19,695,200
Valeant Pharmaceuticals International, Inc. (d)	2,000,000	51,841,029
Watson Pharmaceuticals, Inc. (a)	100,000	4,874,000
		249,293,766
TOTAL COMMON STOCKS (Cost $1,359,146,742)		1,626,210,175
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 0.24% (b)	32,054,020	32,054,020
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	87,047,065	87,047,065
TOTAL MONEY MARKET FUNDS (Cost $119,101,085)		119,101,085
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,478,247,827)	1,745,311,260
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(90,467,381)
NET ASSETS - 100%	$ 1,654,843,879
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,734,034 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 1,583,861
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49,261
Fidelity Securities Lending Cash Central Fund	687,058
Total	$ 736,319
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carriage Services, Inc.	$ 3,744,692	$ 365,820	$ -	$ -	$ 4,685,449
Total	$ 3,744,692	$ 365,820	$ -	$ -	$ 4,685,449
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,488,188,665. Net unrealized appreciation aggregated $257,122,595, of which $308,044,022 related to appreciated investment securities and $50,921,427 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Finance Portfolio
(formerly Select Home Finance Portfolio)

November 30, 2010

1.810686.106

SAV-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CAPITAL MARKETS - 2.8%
Asset Management & Custody Banks - 2.8%
Bank of New York Mellon Corp.	30,400	$ 820,496
State Street Corp.	30,900	1,334,880
		2,155,376
COMMERCIAL BANKS - 5.3%
Diversified Banks - 2.6%
Wells Fargo & Co.	75,000	2,040,750
Regional Banks - 2.7%
CIT Group, Inc. (a)	11,800	465,628
Regions Financial Corp.	134,900	725,762
SunTrust Banks, Inc.	38,500	899,360
		2,090,750
TOTAL COMMERCIAL BANKS		4,131,500
CONSUMER FINANCE - 2.8%
Consumer Finance - 2.8%
American Express Co.	7,900	341,438
Discover Financial Services	64,200	1,173,576
SLM Corp. (a)	59,100	682,605
		2,197,619
DIVERSIFIED FINANCIAL SERVICES - 4.4%
Other Diversified Financial Services - 4.4%
Citigroup, Inc. (a)	470,300	1,975,260
JPMorgan Chase & Co.	38,500	1,439,130
		3,414,390
INSURANCE - 0.7%
Multi-Line Insurance - 0.7%
Genworth Financial, Inc. Class A (a)	43,700	509,542
IT SERVICES - 4.4%
Data Processing & Outsourced Services - 4.4%
CoreLogic, Inc. (a)	42,800	779,388
Fidelity National Information Services, Inc.	23,800	640,220
MasterCard, Inc. Class A	4,700	1,114,041
Visa, Inc. Class A	11,700	864,045
		3,397,694
REAL ESTATE INVESTMENT TRUSTS - 7.3%
Mortgage REITs - 7.3%
Chimera Investment Corp.	656,000	2,624,000
Invesco Mortgage Capital, Inc.	60,000	1,354,800
MFA Financial, Inc.	207,900	1,694,385
		5,673,185
THRIFTS & MORTGAGE FINANCE - 69.0%
Thrifts & Mortgage Finance - 69.0%
Abington Bancorp, Inc.	102,600	1,231,200

	Shares	Value
Astoria Financial Corp.	149,600	$ 1,801,184
Brookline Bancorp, Inc., Delaware	192,400	1,891,292
Capitol Federal Financial (d)	19,700	459,995
First Financial Holdings, Inc.	36,489	401,014
First Niagara Financial Group, Inc. (d)	320,600	3,970,631
Flushing Financial Corp.	125,992	1,688,293
Genworth MI Canada, Inc.	17,500	452,586
Hudson City Bancorp, Inc.	320,700	3,639,945
MGIC Investment Corp. (a)	598,600	5,100,072
New York Community Bancorp, Inc.	600,300	10,085,040
NewAlliance Bancshares, Inc.	200,000	2,668,000
Northwest Bancshares, Inc.	282,200	2,895,372
Ocwen Financial Corp. (a)	366,300	3,223,440
People's United Financial, Inc.	404,900	5,016,711
Radian Group, Inc.	513,100	3,637,879
Rockville Financial, Inc. (d)	15,543	170,973
TFS Financial Corp.	256,500	2,098,170
The PMI Group, Inc. (a)	12,300	38,376
Tree.com, Inc. (a)	30,600	232,254
Washington Federal, Inc.	192,500	2,841,300
		53,543,727
TOTAL COMMON STOCKS (Cost $88,432,993)		75,023,033
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.24% (b)	2,583,747	2,583,747
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	1,296,200	1,296,200
TOTAL MONEY MARKET FUNDS (Cost $3,879,947)		3,879,947
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $92,312,940)		78,902,980
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(1,309,287)
NET ASSETS - 100%		$ 77,593,693
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,633
Fidelity Securities Lending Cash Central Fund	43,121
Total	$ 47,754
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $94,091,663. Net unrealized depreciation aggregated $15,188,683, of which $2,398,549 related to appreciated investment securities and $17,587,232 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Equipment Portfolio

November 30, 2010

1.810687.106

INE-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
AEROSPACE & DEFENSE - 22.8%
Aerospace & Defense - 22.8%
BE Aerospace, Inc. (a)	58,300	$ 2,069,650
Esterline Technologies Corp. (a)	22,300	1,313,024
General Dynamics Corp.	98,900	6,536,301
Goodrich Corp.	35,800	3,070,566
HEICO Corp. Class A	25,775	1,004,967
L-3 Communications Holdings, Inc.	57,200	4,022,876
Precision Castparts Corp.	33,600	4,639,152
Raytheon Co.	125,000	5,781,250
TransDigm Group, Inc. (a)	21,100	1,445,350
Triumph Group, Inc.	15,500	1,304,015
United Technologies Corp.	203,100	15,287,337
		46,474,488
AUTO COMPONENTS - 0.3%
Auto Parts & Equipment - 0.3%
Tenneco, Inc. (a)	14,900	543,254
BUILDING PRODUCTS - 4.7%
Building Products - 4.7%
A.O. Smith Corp.	32,850	1,294,619
Gibraltar Industries, Inc. (a)	105,400	1,071,918
Masco Corp.	435,433	4,750,574
Owens Corning (a)	52,900	1,391,799
Simpson Manufacturing Co. Ltd.	44,400	1,148,628
		9,657,538
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Diversified Support Services - 0.7%
Cintas Corp.	56,300	1,505,743
CONSTRUCTION & ENGINEERING - 8.8%
Construction & Engineering - 8.8%
EMCOR Group, Inc. (a)	171,100	4,585,480
Fluor Corp.	102,500	5,927,575
Foster Wheeler AG (a)	61,300	1,716,400
Jacobs Engineering Group, Inc. (a)	148,600	5,721,100
		17,950,555
ELECTRICAL EQUIPMENT - 11.6%
Electrical Components & Equipment - 11.6%
Acuity Brands, Inc.	27,200	1,464,992
Emerson Electric Co.	231,300	12,737,691
EnerSys (a)	73,000	2,203,870
Fushi Copperweld, Inc. (a)	87,500	785,750
General Cable Corp. (a)	73,500	2,410,065
Regal-Beloit Corp.	34,600	2,110,600
Roper Industries, Inc.	25,600	1,853,696
Saft Groupe SA	1	32
		23,566,696

	Shares	Value
ENERGY EQUIPMENT & SERVICES - 0.4%
Oil & Gas Equipment & Services - 0.4%
Schoeller-Bleckmann Oilfield Equipment AG	11,200	$ 801,365
HOUSEHOLD DURABLES - 0.4%
Household Appliances - 0.4%
Stanley Black & Decker, Inc.	13,602	809,727
INDUSTRIAL CONGLOMERATES - 17.5%
Industrial Conglomerates - 17.5%
General Electric Co.	2,054,155	32,517,274
Textron, Inc.	143,300	3,204,188
		35,721,462
MACHINERY - 26.5%
Construction & Farm Machinery & Heavy Trucks - 16.3%
Caterpillar, Inc.	170,300	14,407,380
Commercial Vehicle Group, Inc. (a)	128,800	1,825,096
Cummins, Inc.	92,400	8,973,888
Navistar International Corp. (a)	33,300	1,704,294
PACCAR, Inc.	80,300	4,324,958
Tata Motors Ltd. sponsored ADR (d)	25,000	817,750
WABCO Holdings, Inc. (a)	24,100	1,197,770
		33,251,136
Industrial Machinery - 10.2%
Briggs & Stratton Corp.	37,900	659,839
Danaher Corp.	184,100	7,962,325
Harsco Corp.	35,500	854,130
Ingersoll-Rand Co. Ltd.	171,000	7,011,000
Kennametal, Inc.	45,000	1,521,900
SmartHeat, Inc. (a)(d)	151,427	719,278
Weg SA	151,200	1,989,845
		20,718,317
TOTAL MACHINERY		53,969,453
PROFESSIONAL SERVICES - 0.7%
Human Resource & Employment Services - 0.7%
Towers Watson & Co.	30,400	1,526,080
ROAD & RAIL - 0.6%
Trucking - 0.6%
Frozen Food Express Industries, Inc. (a)	365,628	1,290,667
SOFTWARE - 0.4%
Application Software - 0.4%
Solera Holdings, Inc.	15,500	744,000
TRADING COMPANIES & DISTRIBUTORS - 2.4%
Trading Companies & Distributors - 2.4%
Interline Brands, Inc. (a)	36,900	760,140
Mills Estruturas e Servicos de Engenharia SA (a)	75,000	1,082,362
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
Trading Companies & Distributors - continued
Rush Enterprises, Inc. Class A (a)	118,100	$ 2,075,017
WESCO International, Inc. (a)	21,500	1,025,980
		4,943,499
TRANSPORTATION INFRASTRUCTURE - 1.2%
Highways & Railtracks - 1.2%
Companhia de Concessoes Rodoviarias	53,500	1,458,382
Ecorodovias Infraestrutura e Logistica SA (a)	112,600	912,618
		2,371,000
TOTAL COMMON STOCKS (Cost $172,495,892)		201,875,527
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.24% (b)	1,904,055	1,904,055
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	1,226,775	1,226,775
TOTAL MONEY MARKET FUNDS (Cost $3,130,830)		3,130,830
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $175,626,722)		205,006,357
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,010,183)
NET ASSETS - 100%		$ 203,996,174
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,278
Fidelity Securities Lending Cash Central Fund	17,599
Total	$ 20,877
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $188,121,549. Net unrealized appreciation aggregated $16,884,808, of which $29,898,642 related to appreciated investment securities and $13,013,834 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrials Portfolio

November 30, 2010

1.810678.106

CYC-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
AEROSPACE & DEFENSE - 17.6%
Aerospace & Defense - 17.6%
Alliant Techsystems, Inc.	32,207	$ 2,380,419
DigitalGlobe, Inc. (a)	122,598	3,620,319
Esterline Technologies Corp. (a)	39,560	2,329,293
GeoEye, Inc. (a)	49,029	1,954,296
Goodrich Corp.	64,458	5,528,563
Honeywell International, Inc.	203,100	10,096,101
Precision Castparts Corp.	64,148	8,856,914
Raytheon Co.	122,977	5,687,686
TransDigm Group, Inc. (a)	40,500	2,774,250
United Technologies Corp.	321,905	24,229,789
		67,457,630
AIR FREIGHT & LOGISTICS - 1.1%
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	56,396	4,156,949
AUTO COMPONENTS - 0.3%
Auto Parts & Equipment - 0.3%
Modine Manufacturing Co. (a)	75,183	1,042,036
AUTOMOBILES - 1.8%
Automobile Manufacturers - 1.8%
Fiat SpA	192,600	3,187,065
General Motors Co.	114,214	3,906,119
		7,093,184
BUILDING PRODUCTS - 2.2%
Building Products - 2.2%
A.O. Smith Corp.	78,042	3,075,635
Lennox International, Inc.	37,000	1,627,630
Owens Corning (a)	141,726	3,728,811
		8,432,076
COMMERCIAL SERVICES & SUPPLIES - 3.5%
Diversified Support Services - 0.5%
Iron Mountain, Inc.	88,600	1,967,806
Environmental & Facility Services - 1.0%
Republic Services, Inc.	128,919	3,627,781
Office Services & Supplies - 0.9%
Interface, Inc. Class A	99,310	1,434,036
Steelcase, Inc. Class A	79,400	760,652
Sykes Enterprises, Inc. (a)	63,829	1,174,454
		3,369,142
Security & Alarm Services - 1.1%
The Geo Group, Inc. (a)	181,300	4,369,330
TOTAL COMMERCIAL SERVICES & SUPPLIES		13,334,059
CONSTRUCTION & ENGINEERING - 5.2%
Construction & Engineering - 5.2%
EMCOR Group, Inc. (a)	160,665	4,305,822
Fluor Corp.	112,519	6,506,974

	Shares	Value
Foster Wheeler Ag (a)	108,068	$ 3,025,904
Jacobs Engineering Group, Inc. (a)	126,508	4,870,558
MYR Group, Inc. (a)	76,880	1,212,398
		19,921,656
ELECTRICAL EQUIPMENT - 9.5%
Electrical Components & Equipment - 9.1%
Acuity Brands, Inc.	40,850	2,200,181
AMETEK, Inc.	68,250	4,038,353
Cooper Industries PLC Class A	80,200	4,370,900
Emerson Electric Co.	242,640	13,362,185
Fushi Copperweld, Inc. (a)	284,982	2,559,138
General Cable Corp. (a)	120,300	3,944,637
GrafTech International Ltd. (a)	6,300	123,480
Regal-Beloit Corp.	45,102	2,751,222
Sensata Technologies Holding BV	51,300	1,426,140
		34,776,236
Heavy Electrical Equipment - 0.4%
Alstom SA	40,643	1,673,974
TOTAL ELECTRICAL EQUIPMENT		36,450,210
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	54,400	1,905,088
HLS Systems International Ltd. (a)	4,086	55,610
		1,960,698
ENERGY EQUIPMENT & SERVICES - 0.2%
Oil & Gas Equipment & Services - 0.2%
Dresser-Rand Group, Inc. (a)	24,178	917,072
HOUSEHOLD DURABLES - 1.3%
Household Appliances - 1.3%
Stanley Black & Decker, Inc.	81,434	4,847,766
INDUSTRIAL CONGLOMERATES - 18.3%
Industrial Conglomerates - 18.3%
3M Co.	195,503	16,418,342
Barloworld Ltd.	88,092	745,185
General Electric Co.	2,802,207	44,358,936
Textron, Inc.	386,445	8,640,910
		70,163,373
MACHINERY - 20.6%
Construction & Farm Machinery & Heavy Trucks - 9.7%
Caterpillar, Inc.	204,347	17,287,756
Cummins, Inc.	87,958	8,542,481
MAN SE	16,886	1,983,791
PACCAR, Inc.	148,183	7,981,136
Weichai Power Co. Ltd. (H Shares)	230,000	1,596,523
		37,391,687
Industrial Machinery - 10.9%
Actuant Corp. Class A	94,016	2,221,598
Danaher Corp.	249,584	10,794,508
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Gardner Denver, Inc.	46,700	$ 3,056,515
Harsco Corp.	97,807	2,353,236
Ingersoll-Rand Co. Ltd.	250,300	10,262,300
Kennametal, Inc.	27,800	940,196
SmartHeat, Inc. (a)(d)	261,355	1,241,436
SPX Corp.	68,800	4,518,784
Timken Co.	65,696	2,861,718
TriMas Corp. (a)	24,863	496,017
Weg SA	239,500	3,151,904
		41,898,212
TOTAL MACHINERY		79,289,899
MARINE - 0.3%
Marine - 0.3%
Kuehne & Nagel International AG	10,200	1,307,966
PROFESSIONAL SERVICES - 2.2%
Human Resource & Employment Services - 1.3%
Towers Watson & Co.	103,305	5,185,911
Research & Consulting Services - 0.9%
Equifax, Inc.	49,900	1,727,039
IHS, Inc. Class A (a)	23,300	1,685,056
		3,412,095
TOTAL PROFESSIONAL SERVICES		8,598,006
ROAD & RAIL - 8.4%
Railroads - 7.9%
CSX Corp.	113,422	6,897,192
Kansas City Southern (a)	45,983	2,176,836
Norfolk Southern Corp.	87,825	5,284,430
Union Pacific Corp.	175,662	15,828,903
		30,187,361
Trucking - 0.5%
Saia, Inc. (a)	138,035	2,080,187
TOTAL ROAD & RAIL		32,267,548

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 4.7%
Trading Companies & Distributors - 4.7%
Finning International, Inc.	55,400	$ 1,337,781
Interline Brands, Inc. (a)	76,738	1,580,803
Mills Estruturas e Servicos de Engenharia SA (a)	273,000	3,939,796
Rush Enterprises, Inc. Class A (a)	447,201	7,857,322
WESCO International, Inc. (a)	68,080	3,248,778
		17,964,480
TOTAL COMMON STOCKS (Cost $308,676,152)		375,204,608
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.24% (b)	9,547,396	9,547,396
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	1,126,125	1,126,125
TOTAL MONEY MARKET FUNDS (Cost $10,673,521)		10,673,521
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $319,349,673)		385,878,129
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,801,222)
NET ASSETS - 100%		$ 384,076,907
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,295
Fidelity Securities Lending Cash Central Fund	65,841
Total	$ 77,136
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $320,836,007. Net unrealized appreciation aggregated $65,042,122, of which $72,554,331 related to appreciated investment securities and $7,512,209 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Insurance Portfolio

November 30, 2010

1.810674.106

PRC-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
INSURANCE - 97.9%
Insurance Brokers - 8.2%
Aon Corp.	332,900	$ 13,355,948
Brasil Insurance Participacoes e Administracao SA	2,800	2,669,388
National Financial Partners Corp. (a)(d)	153,500	1,805,160
Willis Group Holdings PLC	18,273	581,630
		18,412,126
Life & Health Insurance - 20.5%
AFLAC, Inc.	153,500	7,905,250
American Equity Investment Life Holding Co.	343,000	3,766,140
Lincoln National Corp.	251,300	6,001,044
MetLife, Inc.	218,175	8,323,376
Prudential Financial, Inc.	349,589	17,717,171
Torchmark Corp.	20,300	1,166,641
Unum Group	59,000	1,267,910
		46,147,532
Multi-Line Insurance - 13.1%
Assurant, Inc.	231,100	8,150,897
Fairfax Financial Holdings Ltd. (sub. vtg.)	24,400	9,449,117
Horace Mann Educators Corp.	259,900	4,244,167
Loews Corp.	202,400	7,571,784
		29,415,965
Property & Casualty Insurance - 50.1%
ACE Ltd.	285,149	16,686,919
Allstate Corp.	362,400	10,549,464
American Safety Insurance Group Ltd. (a)	28,800	568,224
Aspen Insurance Holdings Ltd.	53,800	1,554,820
Assured Guaranty Ltd.	76,500	1,301,265
Axis Capital Holdings Ltd.	209,000	7,386,060
Berkshire Hathaway, Inc.:
Class A (a)	4	480,800
Class B (a)	431,769	34,403,354
Dongbu Insurance Co. Ltd.	20,720	684,404
First Mercury Financial Corp.	139,600	2,286,648
ProAssurance Corp. (a)	58,700	3,476,801
Progressive Corp.	311,900	6,344,046
RLI Corp.	29,900	1,733,602

	Shares	Value
Safety Insurance Group, Inc.	9,400	$ 440,014
The Chubb Corp.	115,658	6,593,663
The Travelers Companies, Inc.	227,700	12,293,523
XL Capital Ltd. Class A	315,655	6,205,777
		112,989,384
Reinsurance - 6.0%
Reinsurance Group of America, Inc.	110,500	5,517,265
Transatlantic Holdings, Inc.	80,700	4,083,420
Validus Holdings Ltd.	136,900	3,998,849
		13,599,534
TOTAL INSURANCE		220,564,541
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.24% (b)	6,334,507	6,334,507
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	173,950	173,950
TOTAL MONEY MARKET FUNDS (Cost $6,508,457)		6,508,457
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $211,047,874)	227,072,998
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(1,693,807)
NET ASSETS - 100%	$ 225,379,191
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,171
Fidelity Securities Lending Cash Central Fund	2,984
Total	$ 12,155
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $212,235,439. Net unrealized appreciation aggregated $14,837,559, of which $18,966,227 related to appreciated investment securities and $4,128,668 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select IT Services Portfolio

November 30, 2010

1.810669.106

BSO-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.9%
Communications Equipment - 0.9%
DG FastChannel, Inc. (a)	41,100	$ 1,036,953
COMPUTERS & PERIPHERALS - 2.2%
Computer Hardware - 2.2%
Hewlett-Packard Co.	58,500	2,452,905
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Coinstar, Inc. (a)	7,900	509,076
DIVERSIFIED FINANCIAL SERVICES - 2.6%
Specialized Finance - 2.6%
CME Group, Inc.	10,100	2,909,406
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
Constant Contact, Inc. (a)	900	23,031
RightNow Technologies, Inc. (a)	20,100	509,133
		532,164
IT SERVICES - 81.5%
Data Processing & Outsourced Services - 43.3%
Alliance Data Systems Corp. (a)(d)	117,648	7,421,236
Automatic Data Processing, Inc.	11,800	525,926
Cass Information Systems, Inc.	7,800	275,808
Computer Sciences Corp.	37,300	1,664,699
Convergys Corp. (a)	73,300	944,837
CoreLogic, Inc. (a)	29,400	535,374
CSG Systems International, Inc. (a)	13,100	246,542
DST Systems, Inc.	8,600	368,596
Euronet Worldwide, Inc. (a)	57,600	942,336
ExlService Holdings, Inc. (a)	13,900	287,313
Fidelity National Information Services, Inc.	174,500	4,694,050
Fiserv, Inc. (a)	45,100	2,494,030
Global Cash Access Holdings, Inc. (a)	57,200	130,416
Heartland Payment Systems, Inc.	21,100	333,169
hiSoft Technology International Ltd. ADR (a)	10,200	284,070
Lender Processing Services, Inc.	27,800	855,406
MasterCard, Inc. Class A	21,315	5,052,294
NeuStar, Inc. Class A (a)	24,500	633,080
Syntel, Inc.	50,800	2,425,192
Teletech Holdings, Inc. (a)	39,300	745,128
The Western Union Co.	14,000	246,960
TNS, Inc. (a)	67,000	1,287,740
VeriFone Systems, Inc. (a)	95,900	3,332,525
Visa, Inc. Class A	163,712	12,090,131

	Shares	Value
WNS Holdings Ltd. sponsored ADR (a)	58,600	$ 709,060
Wright Express Corp. (a)	10,600	456,542
		48,982,460
IT Consulting & Other Services - 38.2%
Accenture PLC Class A	251,900	10,912,308
Acxiom Corp. (a)	133,800	2,275,938
Amdocs Ltd. (a)	9,000	234,000
CACI International, Inc. Class A (a)	2,100	105,693
Camelot Information Systems, Inc. ADR	11,200	256,368
China Information Technology, Inc. (a)(d)	90,500	477,840
Cognizant Technology Solutions Corp. Class A (a)	106,616	6,927,908
Forrester Research, Inc.	5,700	197,505
Gartner, Inc. Class A (a)	5,700	183,369
HCL Technologies Ltd.	47,017	414,478
iGate Corp. (d)	152,924	3,058,480
Integral Systems, Inc. (a)	27,100	247,152
International Business Machines Corp.	78,700	11,132,902
Lionbridge Technologies, Inc. (a)	159,200	518,992
ManTech International Corp. Class A (a)	2,100	83,832
Maximus, Inc.	5,400	327,780
NCI, Inc. Class A (a)	2,200	48,334
Ness Technologies, Inc. (a)	41,500	187,165
Rolta India Ltd.	74,690	261,497
SAIC, Inc. (a)	5,000	76,600
Sapient Corp.	98,900	1,179,877
SRA International, Inc. Class A (a)	13,400	262,908
Teradata Corp. (a)	24,400	1,002,596
Unisys Corp. (a)	10,220	231,074
Virtusa Corp. (a)	177,098	2,415,617
Yucheng Technologies Ltd. (a)(d)	46,900	152,425
		43,172,638
TOTAL IT SERVICES		92,155,098
OFFICE ELECTRONICS - 1.2%
Office Electronics - 1.2%
Xerox Corp.	117,300	1,344,258
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
CRA International, Inc. (a)	3,700	81,770
SOFTWARE - 8.7%
Application Software - 5.7%
Aspen Technology, Inc. (a)	107,700	1,346,250
Epicor Software Corp. (a)	115,300	1,079,208
Intuit, Inc. (a)	5,200	233,428
Kenexa Corp. (a)	57,500	1,052,825
Longtop Financial Technologies Ltd. ADR (a)	27,850	1,101,746
Nuance Communications, Inc. (a)	17,100	302,243
Pegasystems, Inc. (d)	28,500	882,075
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Ultimate Software Group, Inc. (a)	2,700	$ 118,449
VanceInfo Technologies, Inc. ADR (a)	8,400	315,924
		6,432,148
Systems Software - 3.0%
CA, Inc.	49,600	1,135,344
NetSuite, Inc. (a)	5,400	134,028
Oracle Corp.	81,600	2,206,464
		3,475,836
TOTAL SOFTWARE		9,907,984
TOTAL COMMON STOCKS (Cost $94,254,734)		110,929,614
Money Market Funds - 10.6%

Fidelity Cash Central Fund, 0.24% (b)	3,256,405	3,256,405
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	8,728,984	8,728,984
TOTAL MONEY MARKET FUNDS (Cost $11,985,389)		11,985,389
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $106,240,123)	122,915,003
NET OTHER ASSETS (LIABILITIES) - (8.7)%	(9,851,875)
NET ASSETS - 100%	$ 113,063,128
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,035
Fidelity Securities Lending Cash Central Fund	40,916
Total	$ 42,951
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $106,897,402. Net unrealized appreciation aggregated $16,017,601, of which $17,655,892 related to appreciated investment securities and $1,638,291 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Leisure Portfolio

November 30, 2010

1.801675.106

LEI-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
AUTOMOBILES - 0.7%
Automobile Manufacturers - 0.7%
General Motors Co.	90,200	$ 3,084,840
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Diversified Support Services - 0.5%
Viad Corp.	100,100	2,377,375
DIVERSIFIED CONSUMER SERVICES - 7.1%
Education Services - 3.1%
Ambow Education Holding Ltd. ADR (d)	52,200	631,620
DeVry, Inc.	73,300	3,147,502
Global Education & Technology Group Ltd. ADR (a)	308,300	2,820,945
Grand Canyon Education, Inc. (a)	151,100	2,876,944
ITT Educational Services, Inc. (a)	15,500	906,595
K12, Inc. (a)(d)	103,000	2,640,920
Navitas Ltd.	437,755	1,761,995
		14,786,521
Specialized Consumer Services - 4.0%
Carriage Services, Inc. (a)	338,902	1,592,839
Coinstar, Inc. (a)(d)	118,200	7,616,808
Service Corp. International	65,700	529,542
Sotheby's Class A (ltd. vtg.)	43,501	1,744,825
Steiner Leisure Ltd. (a)	105,485	4,242,607
Stewart Enterprises, Inc. Class A (d)	506,952	2,874,418
		18,601,039
TOTAL DIVERSIFIED CONSUMER SERVICES		33,387,560
FOOD PRODUCTS - 0.6%
Packaged Foods & Meats - 0.6%
TreeHouse Foods, Inc. (a)	54,273	2,696,283
HOTELS, RESTAURANTS & LEISURE - 83.4%
Casinos & Gaming - 16.8%
Ameristar Casinos, Inc.	348,300	6,220,638
Aristocrat Leisure Ltd.	3	7
Betfair Group PLC	69,200	1,399,103
Galaxy Entertainment Group Ltd. (a)	47,000	47,757
Las Vegas Sands Corp. (a)	443,800	22,225,504
Las Vegas Sands Corp. unit	11,700	9,900,072
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	430,600	2,570,682
MGM Mirage, Inc. (a)(d)	117,200	1,433,356
Penn National Gaming, Inc. (a)	247,300	8,682,703
Pinnacle Entertainment, Inc. (a)	440,000	5,860,800
WMS Industries, Inc. (a)	350,572	15,547,868
Wynn Resorts Ltd.	45,600	4,610,160
		78,498,650
Hotels, Resorts & Cruise Lines - 20.6%
Accor SA	48,849	2,064,578

	Shares	Value
Ambassadors Group, Inc.	267,878	$ 2,949,337
Carnival Corp. unit	446,900	18,461,439
China Lodging Group Ltd. ADR (d)	128,000	3,045,120
Ctrip.com International Ltd. sponsored ADR (a)	70,900	3,106,838
Home Inns & Hotels Management, Inc. sponsored ADR (a)	47,600	2,266,236
Hyatt Hotels Corp. Class A	3,300	138,138
Marcus Corp.	153,928	1,994,907
Marriott International, Inc. Class A	533,501	20,918,574
Orient Express Hotels Ltd. Class A (a)	42,200	488,254
Royal Caribbean Cruises Ltd. (a)	13,520	544,180
Starwood Hotels & Resorts Worldwide, Inc.	416,900	23,696,596
Wyndham Worldwide Corp.	584,100	16,792,875
		96,467,072
Leisure Facilities - 0.7%
Vail Resorts, Inc. (a)(d)	67,399	3,051,827
Restaurants - 45.3%
Ajisen (China) Holdings Ltd.	2,169,000	3,659,227
BJ's Restaurants, Inc. (a)	128,400	4,705,860
Bravo Brio Restaurant Group, Inc.	115,000	2,019,400
Buffalo Wild Wings, Inc. (a)(d)	5,261	255,106
Chipotle Mexican Grill, Inc. (a)	24,109	6,231,935
Darden Restaurants, Inc.	234,400	11,473,880
Denny's Corp. (a)	1,006,484	3,683,731
Domino's Pizza, Inc. (a)	245,600	3,627,512
Dominos Pizza Enterprises Ltd.	40,600	239,680
Little Sheep Group Ltd.	91,000	60,589
McDonald's Corp.	1,074,400	84,125,520
Panera Bread Co. Class A (a)(d)	88,500	8,871,240
Red Robin Gourmet Burgers, Inc. (a)	163,560	3,030,767
Ruth's Hospitality Group, Inc. (a)	280,400	1,385,176
Spur Corp. Ltd.	845,527	1,811,954
Starbucks Corp.	1,470,300	44,991,180
Texas Roadhouse, Inc. Class A (a)	267,700	4,574,993
The Cheesecake Factory, Inc. (a)	128,900	4,108,043
Tim Hortons, Inc.	64,700	2,551,121
Yum! Brands, Inc.	414,600	20,763,168
		212,170,082
TOTAL HOTELS, RESTAURANTS & LEISURE		390,187,631
HOUSEHOLD DURABLES - 0.3%
Home Furnishings - 0.3%
Man Wah Holdings Ltd.	824,400	1,335,602
INTERNET & CATALOG RETAIL - 1.7%
Internet Retail - 1.7%
Expedia, Inc.	165,300	4,352,349
Priceline.com, Inc. (a)	3,600	1,418,580
Wotif.com Holdings Ltd.	513,138	2,301,464
		8,072,393
Common Stocks - continued
	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 0.2%
Leisure Products - 0.2%
Summer Infant, Inc. (a)	108,600	$ 783,006
MEDIA - 0.5%
Publishing - 0.5%
Washington Post Co. Class B	6,000	2,262,120
MULTILINE RETAIL - 0.4%
General Merchandise Stores - 0.4%
Target Corp.	32,700	1,861,938
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Specialized REITs - 0.3%
Sunstone Hotel Investors, Inc. (a)	158,000	1,504,160
SOFTWARE - 1.1%
Application Software - 1.1%
Intuit, Inc. (a)	117,200	5,261,108
SPECIALTY RETAIL - 1.0%
Apparel Retail - 0.7%
Shoe Carnival, Inc. (a)	84,900	2,355,126
Urban Outfitters, Inc. (a)	24,900	940,971
		3,296,097
Specialty Stores - 0.3%
MarineMax, Inc. (a)	214,372	1,635,658
TOTAL SPECIALTY RETAIL		4,931,755
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
Apparel, Accessories & Luxury Goods - 0.6%
G-III Apparel Group Ltd. (a)	101,200	2,769,844
TOTAL COMMON STOCKS (Cost $349,233,393)		460,515,615
Convertible Bonds - 0.1%
	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE - 0.1%
Casinos & Gaming - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (e) (Cost $300,000)	$ 300,000	$ 297,375
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	12,098,198	12,098,198
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	13,928,825	13,928,825
TOTAL MONEY MARKET FUNDS (Cost $26,027,023)		26,027,023
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $375,560,416)	486,840,013
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(18,853,293)
NET ASSETS - 100%	$ 467,986,720
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $297,375 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,256
Fidelity Securities Lending Cash Central Fund	182,394
Total	$ 194,650
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 460,515,615	$ 450,615,543	$ 9,900,072	$ -
Convertible Bonds	297,375	-	297,375	-
Money Market Funds	26,027,023	26,027,023	-	-
Total Investments in Securities:	$ 486,840,013	$ 476,642,566	$ 10,197,447	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $377,689,604. Net unrealized appreciation aggregated $109,150,409, of which $113,796,572 related to appreciated investment securities and $4,646,163 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Materials Portfolio

November 30, 2010

1.810697.106

IND-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
AUTOMOBILES - 1.0%
Automobile Manufacturers - 1.0%
General Motors Co.	292,309	$ 9,996,968
CHEMICALS - 54.8%
Commodity Chemicals - 2.9%
Arkema SA	53,700	3,198,980
Celanese Corp. Class A	647,093	23,942,441
Grasim Industries Ltd.	28,172	1,467,935
		28,609,356
Diversified Chemicals - 21.1%
Ashland, Inc.	393,783	20,035,679
BASF AG	94,816	7,075,774
Cabot Corp.	181,144	6,484,955
Dow Chemical Co.	2,467,850	76,947,565
E.I. du Pont de Nemours & Co.	1,371,377	64,441,005
FMC Corp.	139,700	10,871,454
Huntsman Corp.	690,526	10,682,437
Solutia, Inc. (a)	583,536	12,476,000
		209,014,869
Fertilizers & Agricultural Chemicals - 9.2%
CF Industries Holdings, Inc.	150,414	18,165,499
Monsanto Co.	827,236	49,567,981
The Mosaic Co.	284,870	19,265,758
Yara International ASA	87,900	4,183,356
		91,182,594
Industrial Gases - 8.3%
Air Products & Chemicals, Inc.	419,824	36,197,225
Praxair, Inc.	504,231	46,414,464
		82,611,689
Specialty Chemicals - 13.3%
Albemarle Corp.	156,335	8,456,160
Ecolab, Inc.	452,870	21,651,715
Ferro Corp. (a)	325,797	4,649,123
Innophos Holdings, Inc.	462,888	15,765,965
Kraton Performance Polymers, Inc.	287,200	8,179,456
LyondellBasell Industries NV Class A (a)	568,652	16,610,325
OMNOVA Solutions, Inc. (a)	168,700	1,481,186
PolyOne Corp. (a)	149,500	1,862,770
Rockwood Holdings, Inc. (a)	250,132	9,547,538
Sherwin-Williams Co.	211,337	15,674,865
Stepan Co.	25,800	1,820,190
Symrise AG	147,083	3,706,162
Valspar Corp.	266,842	8,816,460
W.R. Grace & Co. (a)	392,747	13,145,242
		131,367,157
TOTAL CHEMICALS		542,785,665

	Shares	Value
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Fluor Corp.	82,268	$ 4,757,558
CONSTRUCTION MATERIALS - 1.5%
Construction Materials - 1.5%
HeidelbergCement AG	189,826	10,311,635
Martin Marietta Materials, Inc. (d)	53,122	4,490,934
		14,802,569
CONTAINERS & PACKAGING - 5.2%
Metal & Glass Containers - 5.2%
Ball Corp.	258,533	17,032,154
Crown Holdings, Inc. (a)	490,999	15,235,699
Greif, Inc. Class A	40,700	2,378,508
Owens-Illinois, Inc. (a)	623,600	16,762,368
		51,408,729
FOOD PRODUCTS - 0.5%
Agricultural Products - 0.5%
Archer Daniels Midland Co.	160,793	4,661,389
MACHINERY - 0.8%
Construction & Farm Machinery & Heavy Trucks - 0.8%
Caterpillar, Inc.	94,853	8,024,564
METALS & MINING - 29.1%
Aluminum - 2.0%
Alcoa, Inc.	1,481,700	19,439,904
Diversified Metals & Mining - 13.5%
Anglo American PLC (United Kingdom)	143,351	6,288,210
BHP Billiton PLC	179,784	6,387,566
Compass Minerals International, Inc.	115,810	9,565,906
Freeport-McMoRan Copper & Gold, Inc.	687,370	69,644,328
HudBay Minerals, Inc.	141,000	2,356,867
Kazakhmys PLC	197,200	4,250,797
Mongolian Mining Corp.	3,126,000	3,429,945
OJSC MMC Norilsk Nickel ADR	160,800	3,211,176
Teck Resources Ltd. Class B (sub. vtg.)	195,900	9,733,936
Walter Energy, Inc.	188,581	19,355,954
		134,224,685
Gold - 6.0%
AngloGold Ashanti Ltd. sponsored ADR	195,420	9,151,519
Newcrest Mining Ltd.	165,418	6,285,649
Newmont Mining Corp.	483,675	28,454,600
Randgold Resources Ltd. sponsored ADR	68,600	6,452,516
Yamana Gold, Inc.	741,100	8,648,332
		58,992,616
Steel - 7.6%
Allegheny Technologies, Inc.	154,500	7,987,650
Carpenter Technology Corp.	307,000	11,196,290
Commercial Metals Co.	545,087	8,377,987
Jindal Steel & Power Ltd.	174,560	2,426,689
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Reliance Steel & Aluminum Co.	136,600	$ 6,071,870
Steel Dynamics, Inc.	425,404	6,780,940
Ternium SA sponsored ADR	263,600	9,009,848
United States Steel Corp. (d)	365,735	17,778,378
Vale SA sponsored ADR	192,650	6,103,152
		75,732,804
TOTAL METALS & MINING		288,390,009
OIL, GAS & CONSUMABLE FUELS - 1.6%
Coal & Consumable Fuels - 1.6%
Massey Energy Co.	195,400	9,596,094
PT Bumi Resources Tbk	22,539,000	6,611,510
		16,207,604
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Specialized REITs - 0.7%
Weyerhaeuser Co.	417,319	6,965,054
TOTAL COMMON STOCKS (Cost $765,342,758)		948,000,109
Money Market Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	42,112,197	$ 42,112,197
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	15,614,600	15,614,600
TOTAL MONEY MARKET FUNDS (Cost $57,726,797)		57,726,797
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $823,069,555)	1,005,726,906
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(14,520,970)
NET ASSETS - 100%	$ 991,205,936
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,209
Fidelity Securities Lending Cash Central Fund	31,856
Total	$ 65,065
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 948,000,109	$ 940,144,608	$ 7,855,501	$ -
Money Market Funds	57,726,797	57,726,797	-	-
Total Investments in Securities:	$ 1,005,726,906	$ 997,871,405	$ 7,855,501	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1
Total Realized Gain (Loss)	(105,303)
Total Unrealized Gain (Loss)	105,302
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $826,756,572. Net unrealized appreciation aggregated $178,970,334, of which $198,726,413 related to appreciated investment securities and $19,756,079 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Select
Materials Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Materials Portfolio

1.860866.103

AMF-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
AUTOMOBILES - 1.0%
Automobile Manufacturers - 1.0%
General Motors Co.	292,309	$ 9,996,968
CHEMICALS - 54.8%
Commodity Chemicals - 2.9%
Arkema SA	53,700	3,198,980
Celanese Corp. Class A	647,093	23,942,441
Grasim Industries Ltd.	28,172	1,467,935
		28,609,356
Diversified Chemicals - 21.1%
Ashland, Inc.	393,783	20,035,679
BASF AG	94,816	7,075,774
Cabot Corp.	181,144	6,484,955
Dow Chemical Co.	2,467,850	76,947,565
E.I. du Pont de Nemours & Co.	1,371,377	64,441,005
FMC Corp.	139,700	10,871,454
Huntsman Corp.	690,526	10,682,437
Solutia, Inc. (a)	583,536	12,476,000
		209,014,869
Fertilizers & Agricultural Chemicals - 9.2%
CF Industries Holdings, Inc.	150,414	18,165,499
Monsanto Co.	827,236	49,567,981
The Mosaic Co.	284,870	19,265,758
Yara International ASA	87,900	4,183,356
		91,182,594
Industrial Gases - 8.3%
Air Products & Chemicals, Inc.	419,824	36,197,225
Praxair, Inc.	504,231	46,414,464
		82,611,689
Specialty Chemicals - 13.3%
Albemarle Corp.	156,335	8,456,160
Ecolab, Inc.	452,870	21,651,715
Ferro Corp. (a)	325,797	4,649,123
Innophos Holdings, Inc.	462,888	15,765,965
Kraton Performance Polymers, Inc.	287,200	8,179,456
LyondellBasell Industries NV Class A (a)	568,652	16,610,325
OMNOVA Solutions, Inc. (a)	168,700	1,481,186
PolyOne Corp. (a)	149,500	1,862,770
Rockwood Holdings, Inc. (a)	250,132	9,547,538
Sherwin-Williams Co.	211,337	15,674,865
Stepan Co.	25,800	1,820,190
Symrise AG	147,083	3,706,162
Valspar Corp.	266,842	8,816,460
W.R. Grace & Co. (a)	392,747	13,145,242
		131,367,157
TOTAL CHEMICALS		542,785,665

	Shares	Value
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Fluor Corp.	82,268	$ 4,757,558
CONSTRUCTION MATERIALS - 1.5%
Construction Materials - 1.5%
HeidelbergCement AG	189,826	10,311,635
Martin Marietta Materials, Inc. (d)	53,122	4,490,934
		14,802,569
CONTAINERS & PACKAGING - 5.2%
Metal & Glass Containers - 5.2%
Ball Corp.	258,533	17,032,154
Crown Holdings, Inc. (a)	490,999	15,235,699
Greif, Inc. Class A	40,700	2,378,508
Owens-Illinois, Inc. (a)	623,600	16,762,368
		51,408,729
FOOD PRODUCTS - 0.5%
Agricultural Products - 0.5%
Archer Daniels Midland Co.	160,793	4,661,389
MACHINERY - 0.8%
Construction & Farm Machinery & Heavy Trucks - 0.8%
Caterpillar, Inc.	94,853	8,024,564
METALS & MINING - 29.1%
Aluminum - 2.0%
Alcoa, Inc.	1,481,700	19,439,904
Diversified Metals & Mining - 13.5%
Anglo American PLC (United Kingdom)	143,351	6,288,210
BHP Billiton PLC	179,784	6,387,566
Compass Minerals International, Inc.	115,810	9,565,906
Freeport-McMoRan Copper & Gold, Inc.	687,370	69,644,328
HudBay Minerals, Inc.	141,000	2,356,867
Kazakhmys PLC	197,200	4,250,797
Mongolian Mining Corp.	3,126,000	3,429,945
OJSC MMC Norilsk Nickel ADR	160,800	3,211,176
Teck Resources Ltd. Class B (sub. vtg.)	195,900	9,733,936
Walter Energy, Inc.	188,581	19,355,954
		134,224,685
Gold - 6.0%
AngloGold Ashanti Ltd. sponsored ADR	195,420	9,151,519
Newcrest Mining Ltd.	165,418	6,285,649
Newmont Mining Corp.	483,675	28,454,600
Randgold Resources Ltd. sponsored ADR	68,600	6,452,516
Yamana Gold, Inc.	741,100	8,648,332
		58,992,616
Steel - 7.6%
Allegheny Technologies, Inc.	154,500	7,987,650
Carpenter Technology Corp.	307,000	11,196,290
Commercial Metals Co.	545,087	8,377,987
Jindal Steel & Power Ltd.	174,560	2,426,689
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Reliance Steel & Aluminum Co.	136,600	$ 6,071,870
Steel Dynamics, Inc.	425,404	6,780,940
Ternium SA sponsored ADR	263,600	9,009,848
United States Steel Corp. (d)	365,735	17,778,378
Vale SA sponsored ADR	192,650	6,103,152
		75,732,804
TOTAL METALS & MINING		288,390,009
OIL, GAS & CONSUMABLE FUELS - 1.6%
Coal & Consumable Fuels - 1.6%
Massey Energy Co.	195,400	9,596,094
PT Bumi Resources Tbk	22,539,000	6,611,510
		16,207,604
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Specialized REITs - 0.7%
Weyerhaeuser Co.	417,319	6,965,054
TOTAL COMMON STOCKS (Cost $765,342,758)		948,000,109
Money Market Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	42,112,197	$ 42,112,197
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	15,614,600	15,614,600
TOTAL MONEY MARKET FUNDS (Cost $57,726,797)		57,726,797
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $823,069,555)	1,005,726,906
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(14,520,970)
NET ASSETS - 100%	$ 991,205,936
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,209
Fidelity Securities Lending Cash Central Fund	31,856
Total	$ 65,065
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 948,000,109	$ 940,144,608	$ 7,855,501	$ -
Money Market Funds	57,726,797	57,726,797	-	-
Total Investments in Securities:	$ 1,005,726,906	$ 997,871,405	$ 7,855,501	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1
Total Realized Gain (Loss)	(105,303)
Total Unrealized Gain (Loss)	105,302
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $826,756,572. Net unrealized appreciation aggregated $178,970,334, of which $198,726,413 related to appreciated investment securities and $19,756,079 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Delivery Portfolio

November 30, 2010

1.810676.106

MED-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Nanosphere, Inc. (a)	175,350	$ 917,081
ELECTRONIC EQUIPMENT & COMPONENTS - 0.9%
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	113,000	3,957,260
FOOD & STAPLES RETAILING - 4.5%
Drug Retail - 4.5%
CVS Caremark Corp.	101,583	3,149,073
Drogasil SA	240,400	5,884,543
Rite Aid Corp. (a)	4,878,200	4,584,045
Walgreen Co.	158,900	5,537,665
		19,155,326
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
Health Care Equipment - 1.7%
CareFusion Corp. (a)	193,300	4,420,771
NxStage Medical, Inc. (a)	141,300	3,057,732
		7,478,503
Health Care Supplies - 0.2%
RTI Biologics, Inc. (a)	251,324	681,088
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		8,159,591
HEALTH CARE PROVIDERS & SERVICES - 82.8%
Health Care Distributors & Services - 9.8%
AmerisourceBergen Corp.	319,052	9,842,754
Cardinal Health, Inc.	56,300	2,003,154
Henry Schein, Inc. (a)	7,100	407,753
McKesson Corp.	468,900	29,962,710
		42,216,371
Health Care Facilities - 7.9%
Brookdale Senior Living, Inc. (a)	466,600	8,921,392
Capital Senior Living Corp. (a)	345,600	2,191,104
Community Health Systems, Inc. (a)	99,800	3,179,628
Hanger Orthopedic Group, Inc. (a)	145,000	2,781,100
LifePoint Hospitals, Inc. (a)	45,000	1,629,900
Sunrise Senior Living, Inc. (a)(d)	563,140	2,072,355
Tenet Healthcare Corp. (a)	1,894,800	7,730,784
Universal Health Services, Inc. Class B	131,700	5,415,504
		33,921,767
Health Care Services - 36.0%
Accretive Health, Inc. (d)	857,031	11,732,754
Catalyst Health Solutions, Inc. (a)	331,000	14,206,520

	Shares	Value
DaVita, Inc. (a)	59,100	$ 4,296,570
Emergency Medical Services Corp. Class A (a)	90,400	4,478,416
Express Scripts, Inc. (a)	1,013,900	52,814,051
Fresenius Medical Care AG & Co. KGaA sponsored ADR (d)	53,400	3,096,132
Laboratory Corp. of America Holdings (a)	2,000	164,060
Lincare Holdings, Inc.	42,850	1,103,388
Medco Health Solutions, Inc. (a)	917,041	56,232,953
Quest Diagnostics, Inc.	65,500	3,230,460
Team Health Holdings, Inc.	269,800	3,723,240
		155,078,544
Managed Health Care - 29.1%
Aetna, Inc.	213,756	6,331,453
Amil Participacoes SA	409,800	4,002,420
Centene Corp. (a)	169,300	3,936,225
CIGNA Corp.	495,700	18,246,717
Health Net, Inc. (a)	58,000	1,566,000
Healthspring, Inc. (a)	130,000	3,487,900
Humana, Inc. (a)	356,972	20,004,711
Metropolitan Health Networks, Inc. (a)	662,000	2,853,220
Triple-S Management Corp. (a)	75,000	1,440,750
UnitedHealth Group, Inc.	1,150,197	42,005,194
Wellcare Health Plans, Inc. (a)	157,100	4,422,365
WellPoint, Inc. (a)	299,000	16,666,260
		124,963,215
TOTAL HEALTH CARE PROVIDERS & SERVICES		356,179,897
HEALTH CARE TECHNOLOGY - 5.9%
Health Care Technology - 5.9%
Allscripts-Misys Healthcare Solutions, Inc. (a)	373,400	6,553,170
Cerner Corp. (a)	83,900	7,371,454
SXC Health Solutions Corp. (a)	297,000	11,355,202
		25,279,826
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
WebMD Health Corp. (a)	8,400	431,256
LIFE SCIENCES TOOLS & SERVICES - 1.9%
Life Sciences Tools & Services - 1.9%
Illumina, Inc. (a)	112,400	6,757,488
QIAGEN NV (a)(d)	86,200	1,577,460
		8,334,948
TOTAL COMMON STOCKS (Cost $335,183,377)		422,415,185
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	8,465,179	$ 8,465,179
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	6,136,075	6,136,075
TOTAL MONEY MARKET FUNDS (Cost $14,601,254)		14,601,254
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $349,784,631)	437,016,439
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(6,775,310)
NET ASSETS - 100%	$ 430,241,129
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,418
Fidelity Securities Lending Cash Central Fund	5,393
Total	$ 16,811
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $355,842,723. Net unrealized appreciation aggregated $81,173,716, of which $90,194,714 related to appreciated investment securities and $9,020,998 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Equipment and
Systems Portfolio

November 30, 2010

1.810698.106

MES-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 3.1%
Electronic Equipment & Instruments - 3.1%
Agilent Technologies, Inc. (a)	1,100,000	$ 38,522,000
FOOD & STAPLES RETAILING - 0.2%
Drug Retail - 0.2%
Rite Aid Corp. (a)	2,500,000	2,349,250
HEALTH CARE EQUIPMENT & SUPPLIES - 73.2%
Health Care Equipment - 67.0%
Abiomed, Inc. (a)	800,000	9,184,000
American Medical Systems Holdings, Inc. (a)	1,650,000	29,584,500
Angiodynamics, Inc. (a)	700,000	9,779,000
ArthroCare Corp. (a)	425,000	12,869,000
Baxter International, Inc.	1,150,000	55,832,500
Boston Scientific Corp. (a)	2,100,000	13,482,000
C. R. Bard, Inc.	1,140,000	96,729,000
Conceptus, Inc. (a)(d)	80,000	1,052,000
Covidien PLC	3,880,000	163,231,600
Cyberonics, Inc. (a)	400,000	10,748,000
Edwards Lifesciences Corp. (a)	1,111,500	73,759,140
Exactech, Inc. (a)	250,000	4,455,000
Fisher & Paykel Healthcare Corp.	5,000,000	11,072,190
Genmark Diagnostics, Inc.	380,001	1,406,004
HeartWare International, Inc. CDI (a)	5,500,000	13,967,951
Hill-Rom Holdings, Inc.	1,100,000	43,538,000
Hologic, Inc. (a)	2,450,000	40,180,000
Hospira, Inc. (a)	320,000	18,003,200
Integra LifeSciences Holdings Corp. (a)	300,000	13,011,000
Ion Beam Applications SA (a)	450,000	4,835,789
Kinetic Concepts, Inc. (a)	325,000	12,905,750
Mako Surgical Corp. (a)(d)	367,600	4,216,372
Masimo Corp.	1,000,000	30,860,000
Medtronic, Inc.	1,075,000	36,044,750
Orthofix International NV (a)	426,991	11,609,885
Orthovita, Inc. (a)	3,228,100	6,423,919
Sonova Holding AG Class B	70,000	8,739,102
St. Jude Medical, Inc. (a)	730,000	28,243,700
TomoTherapy, Inc. (a)	1,300,000	4,550,000
Varian Medical Systems, Inc. (a)	300,000	19,749,000
Wright Medical Group, Inc. (a)	800,000	10,552,000
Zimmer Holdings, Inc. (a)	500,000	24,630,000
		825,244,352
Health Care Supplies - 6.2%
Alere, Inc. (a)	100,000	3,191,000
Cooper Companies, Inc.	640,000	34,240,000
DENTSPLY International, Inc.	340,000	10,512,800
Meridian Bioscience, Inc. (d)	300,000	6,666,000
OraSure Technologies, Inc. (a)	1,295,000	6,798,750
RTI Biologics, Inc. (a)(e)	3,213,400	8,708,314

	Shares	Value
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,800,000	$ 4,949,131
Vascular Solutions, Inc. (a)	200,000	2,116,000
		77,181,995
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		902,426,347
HEALTH CARE PROVIDERS & SERVICES - 7.9%
Health Care Distributors & Services - 2.3%
Henry Schein, Inc. (a)	150,000	8,614,500
McKesson Corp.	300,000	19,170,000
		27,784,500
Health Care Facilities - 0.6%
Hanger Orthopedic Group, Inc. (a)	300,000	5,754,000
LCA-Vision, Inc. (a)	400,000	2,072,000
		7,826,000
Health Care Services - 5.0%
Medco Health Solutions, Inc. (a)	1,000,000	61,320,000
TOTAL HEALTH CARE PROVIDERS & SERVICES		96,930,500
HEALTH CARE TECHNOLOGY - 2.2%
Health Care Technology - 2.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	1,200,000	21,060,000
Cerner Corp. (a)	70,000	6,150,200
		27,210,200
LIFE SCIENCES TOOLS & SERVICES - 12.2%
Life Sciences Tools & Services - 12.2%
Bruker BioSciences Corp. (a)	400,000	6,168,000
Covance, Inc. (a)	650,000	29,191,500
Illumina, Inc. (a)	1,177,000	70,761,240
PAREXEL International Corp. (a)	400,000	7,024,000
PerkinElmer, Inc.	600,000	13,980,000
QIAGEN NV (a)(d)	1,280,000	23,424,000
		150,548,740
TOTAL COMMON STOCKS (Cost $1,077,888,009)		1,217,987,037
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.24% (b)	9,412,339	9,412,339
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	19,725,050	19,725,050
TOTAL MONEY MARKET FUNDS (Cost $29,137,389)		29,137,389
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,107,025,398)	1,247,124,426
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(15,051,153)
NET ASSETS - 100%	$ 1,232,073,273
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,714
Fidelity Securities Lending Cash Central Fund	120,117
Total	$ 161,831
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
RTI Biologics, Inc.	$ 7,481,250	$ 4,619,004	$ -	$ -	$ 8,708,314
Total	$ 7,481,250	$ 4,619,004	$ -	$ -	$ 8,708,314
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,118,493,290. Net unrealized appreciation aggregated $128,631,136, of which $191,038,971 related to appreciated investment securities and $62,407,835 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Multimedia Portfolio

November 30, 2010

1.810700.106

BAM-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
INTERNET & CATALOG RETAIL - 1.5%
Internet Retail - 1.5%
Amazon.com, Inc. (a)	7,800	$ 1,368,120
Expedia, Inc.	53,700	1,413,921
		2,782,041
INTERNET SOFTWARE & SERVICES - 5.1%
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	17,400	908,106
AOL, Inc. (a)	142	3,434
Baidu.com, Inc. sponsored ADR (a)	7,900	831,001
eBay, Inc. (a)	61,200	1,782,756
Google, Inc. Class A (a)	7,650	4,251,182
Mail.ru Group Ltd. GDR unit (a)(e)	28,100	1,152,100
NHN Corp. (a)	15	2,539
Support.com, Inc. (a)	82,000	530,540
		9,461,658
IT SERVICES - 0.4%
IT Consulting & Other Services - 0.4%
Acxiom Corp. (a)	39,600	673,596
MEDIA - 92.0%
Advertising - 6.0%
Arbitron, Inc.	200	5,844
CyberAgent, Inc.	2	3,721
Interpublic Group of Companies, Inc. (a)	354,300	3,773,295
Lamar Advertising Co. Class A (a)	65,000	2,388,750
National CineMedia, Inc.	117,200	2,186,952
Omnicom Group, Inc.	59,000	2,680,960
		11,039,522
Broadcasting - 8.1%
Antena 3 Television SA	165,500	1,278,025
Belo Corp. Series A (a)	268,700	1,558,460
CBS Corp. Class B	122,400	2,061,216
CTC Media, Inc.	31,300	704,563
Discovery Communications, Inc. (a)	57,850	2,359,123
Discovery Communications, Inc. Class C (a)	81,450	2,892,290
Grupo Televisa SA de CV (CPO) sponsored ADR	100	2,330
LIN TV Corp. Class A (a)	77,300	350,169
Scripps Networks Interactive, Inc. Class A	55,400	2,822,630
Sinclair Broadcast Group, Inc. Class A	137,900	1,068,725
		15,097,531
Cable & Satellite - 35.8%
Cablevision Systems Corp. - NY Group Class A	88,200	2,793,294
Comcast Corp.:
Class A	890,050	17,801,000
Class A (special) (non-vtg.)	281,200	5,334,364

	Shares	Value
DIRECTV (a)	246,713	$ 10,245,991
DISH Network Corp. Class A	110,100	2,024,739
Kabel Deutschland Holding AG	60,300	2,807,982
Knology, Inc. (a)	27,500	423,225
Liberty Global, Inc.:
Class A (a)(d)	86,575	3,052,635
Class C (a)	86,400	2,906,496
Liberty Media Corp.:
Capital Series A (a)	46,000	2,648,680
Starz Series A (a)	23,450	1,473,715
Mediacom Communications Corp. Class A (a)	69,700	588,965
Naspers Ltd. Class N	24,000	1,197,818
Sirius XM Radio, Inc. (a)	2,359,860	3,233,008
Time Warner Cable, Inc.	78,869	4,853,598
Virgin Media, Inc. (d)	196,200	4,999,176
		66,384,686
Movies & Entertainment - 35.6%
Cinemark Holdings, Inc.	33,200	582,660
Cinemax India Ltd.	1,760	2,041
DreamWorks Animation SKG, Inc. Class A (a)	65,600	2,032,944
Lions Gate Entertainment Corp. (a)	25,300	182,413
Live Nation Entertainment, Inc. (a)	137,400	1,478,424
Madison Square Garden, Inc. Class A (a)	37,475	822,202
News Corp.:
Class A	655,282	8,938,046
Class B	1,300	19,799
Regal Entertainment Group Class A	92,000	1,242,000
The Walt Disney Co.	769,304	28,087,287
Time Warner, Inc.	454,766	13,411,049
Viacom, Inc. Class B (non-vtg.)	232,000	8,776,560
Warner Music Group Corp. (a)	61,300	295,466
		65,870,891
Publishing - 6.5%
Gannett Co., Inc.	154,600	2,026,806
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	45,600	216,144
McGraw-Hill Companies, Inc.	110,500	3,811,145
Pearson PLC sponsored ADR (d)	62,500	906,250
The New York Times Co. Class A (a)	143,500	1,290,065
Valassis Communications, Inc. (a)	60,500	1,969,275
Washington Post Co. Class B	4,800	1,809,696
		12,029,381
TOTAL MEDIA		170,422,011
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	19,200	744,192
TOTAL COMMON STOCKS (Cost $157,497,741)		184,083,498
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	1,153,855	$ 1,153,855
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	9,205,275	9,205,275
TOTAL MONEY MARKET FUNDS (Cost $10,359,130)		10,359,130
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $167,856,871)	194,442,628
NET OTHER ASSETS (LIABILITIES) - (5.0)%	(9,281,092)
NET ASSETS - 100%	$ 185,161,536
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,152,100 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,154
Fidelity Securities Lending Cash Central Fund	11,485
Total	$ 17,639
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $169,271,447. Net unrealized appreciation aggregated $25,171,181, of which $30,832,052 related to appreciated investment securities and $5,660,871 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Gas Portfolio

November 30, 2010

1.810725.106

GAS-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
ELECTRIC UTILITIES - 4.5%
Electric Utilities - 4.5%
Duke Energy Corp.	2,246,079	$ 39,418,686
ENERGY EQUIPMENT & SERVICES - 8.9%
Oil & Gas Drilling - 6.6%
Ensco International Ltd. ADR	661,600	31,359,840
Transocean Ltd. (a)	267,800	17,950,634
Trinidad Drilling Ltd.	1,688,000	8,731,034
		58,041,508
Oil & Gas Equipment & Services - 2.3%
Cameron International Corp. (a)	298,644	14,367,763
National Oilwell Varco, Inc.	71,656	4,391,796
Oceaneering International, Inc. (a)	12,400	856,840
		19,616,399
TOTAL ENERGY EQUIPMENT & SERVICES		77,657,907
GAS UTILITIES - 4.5%
Gas Utilities - 4.5%
AGL Resources, Inc.	297,800	10,938,194
Atmos Energy Corp.	299,193	8,996,734
ONEOK, Inc.	377,200	19,278,692
Questar Corp.	29	482
		39,214,102
MULTI-UTILITIES - 15.5%
Multi-Utilities - 15.5%
Dominion Resources, Inc.	903,400	37,518,202
NiSource, Inc.	1,102,100	18,438,133
Sempra Energy	893,477	44,754,263
Wisconsin Energy Corp.	294,600	17,740,812
Xcel Energy, Inc.	745,500	17,519,250
		135,970,660
OIL, GAS & CONSUMABLE FUELS - 66.0%
Coal & Consumable Fuels - 0.5%
Massey Energy Co.	92,300	4,532,853
Integrated Oil & Gas - 10.9%
BG Group PLC	474,777	8,576,480
BP PLC sponsored ADR	632,300	25,292,000
InterOil Corp. (a)(d)	123,800	9,400,134
Occidental Petroleum Corp.	292,800	25,816,176
Suncor Energy, Inc.	790,100	26,536,770
		95,621,560
Oil & Gas Exploration & Production - 48.9%
Africa Oil Corp. (a)	509,400	1,037,060
Anadarko Petroleum Corp.	1,336,200	85,730,592
Apache Corp.	1,036,433	111,561,647
CGX Energy, Inc. (a)	735,000	672,998
Chariot Oil & Gas Ltd. (a)	244,560	754,048
Chesapeake Energy Corp.	500	10,560

	Shares	Value
Concho Resources, Inc. (a)	106,900	$ 8,845,975
Concho Resources, Inc. (a)(f)	58,000	4,319,550
Denbury Resources, Inc. (a)	491,675	8,938,652
Devon Energy Corp.	674,446	47,595,654
Double Eagle Petroleum Co. (a)	126,879	658,502
EOG Resources, Inc.	330,585	29,405,536
Falkland Oil & Gas Ltd. (a)	441,000	752,737
Newfield Exploration Co. (a)	409,153	27,343,695
Niko Resources Ltd.	103,300	9,273,454
Noble Energy, Inc.	361,907	29,404,944
Painted Pony Petroleum Ltd. (a)(e)	21,400	155,924
Painted Pony Petroleum Ltd. Class A (a)	141,200	1,028,810
Petrobank Energy & Resources Ltd. (a)	236,800	9,323,452
Petroleum Development Corp. (a)	408,514	14,551,269
Pinecrest Energy, Inc. (a)(e)	1,500,000	2,688,486
Rodinia Oil Corp.	361,500	556,371
Southwestern Energy Co. (a)	427,800	15,486,360
Talisman Energy, Inc.	967,300	18,571,482
		428,667,758
Oil & Gas Storage & Transport - 5.7%
El Paso Corp.	1,017,589	13,727,276
Williams Companies, Inc.	1,595,199	36,386,489
		50,113,765
TOTAL OIL, GAS & CONSUMABLE FUELS		578,935,936
TOTAL COMMON STOCKS (Cost $821,122,212)		871,197,291
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.24% (b)	3,651,556	3,651,556
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	6,073,800	6,073,800
TOTAL MONEY MARKET FUNDS (Cost $9,725,356)		9,725,356
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $830,847,568)		880,922,647
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,473,509)
NET ASSETS - 100%		$ 876,449,138
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,844,410 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,319,550 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Concho Resources, Inc.	7/20/10	$ 26,274
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,425
Fidelity Securities Lending Cash Central Fund	139,441
Total	$ 144,866
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Quicksilver Gas Services LP	$ 7,280,514	$ 9,215,750	$ 15,529,417	$ 133,146	$ -
Total	$ 7,280,514	$ 9,215,750	$ 15,529,417	$ 133,146	$ -
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 871,197,291	$ 866,877,741	$ 4,319,550	$ -
Money Market Funds	9,725,356	9,725,356	-	-
Total Investments in Securities:	$ 880,922,647	$ 876,603,097	$ 4,319,550	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $836,047,083. Net unrealized appreciation aggregated $44,875,564, of which $73,697,257 related to appreciated investment securities and $28,821,693 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Resources Portfolio

November 30, 2010

1.810716.106

NAT-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CHEMICALS - 1.5%
Commodity Chemicals - 0.0%
Calgon Carbon Corp. (a)	61,400	$ 857,758
Specialty Chemicals - 1.5%
LyondellBasell Industries NV Class A (a)	747,100	21,822,791
TOTAL CHEMICALS		22,680,549
CONSTRUCTION & ENGINEERING - 3.2%
Construction & Engineering - 3.2%
Fluor Corp.	163,500	9,455,205
Foster Wheeler Ag (a)	196,200	5,493,600
Jacobs Engineering Group, Inc. (a)	372,200	14,329,700
KBR, Inc.	666,300	18,043,404
		47,321,909
CONTAINERS & PACKAGING - 2.6%
Metal & Glass Containers - 2.4%
Ball Corp.	130,700	8,610,516
Crown Holdings, Inc. (a)	420,300	13,041,909
Owens-Illinois, Inc. (a)	529,500	14,232,960
		35,885,385
Paper Packaging - 0.2%
Temple-Inland, Inc.	121,100	2,539,467
TOTAL CONTAINERS & PACKAGING		38,424,852
ENERGY EQUIPMENT & SERVICES - 21.0%
Oil & Gas Drilling - 4.9%
Ensco International Ltd. ADR	465,400	22,059,960
Noble Corp.	239,000	8,106,880
Northern Offshore Ltd. (a)	945,000	2,114,128
Transocean Ltd. (a)	559,600	37,509,988
Tuscany International Drilling, Inc. (a)	1,106,700	1,509,234
		71,300,190
Oil & Gas Equipment & Services - 16.1%
Baker Hughes, Inc.	72,600	3,786,816
Dresser-Rand Group, Inc. (a)	134,200	5,090,206
Halliburton Co.	1,667,700	63,105,768
National Oilwell Varco, Inc.	704,858	43,200,747
Oceaneering International, Inc. (a)	411,900	28,462,290
Oil States International, Inc. (a)	94,600	5,612,618
Schlumberger Ltd.	1,050,792	81,268,253
Schoeller-Bleckmann Oilfield Equipment AG	47,800	3,420,113
TSC Offshore Group Ltd. (a)	3,250,000	665,486
Willbros Group, Inc. (a)	314,600	2,274,558
		236,886,855
TOTAL ENERGY EQUIPMENT & SERVICES		308,187,045

	Shares	Value
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
China Gas Holdings Ltd.	1,926,892	$ 985,159
METALS & MINING - 13.8%
Diversified Metals & Mining - 5.7%
Freeport-McMoRan Copper & Gold, Inc.	450,667	45,661,580
Grande Cache Coal Corp. (a)	166,500	1,552,119
Teck Resources Ltd. Class B (sub. vtg.)	433,400	21,534,906
Thompson Creek Metals Co., Inc. (a)(d)	315,600	3,842,782
Walter Energy, Inc.	110,000	11,290,400
		83,881,787
Gold - 7.9%
AngloGold Ashanti Ltd. sponsored ADR	145,600	6,818,448
Barrick Gold Corp. (d)	521,300	26,867,313
Goldcorp, Inc.	284,500	12,911,411
Harmony Gold Mining Co. Ltd. sponsored ADR	607,000	6,877,310
IAMGOLD Corp.	730,200	11,977,954
Kinross Gold Corp.	309,467	5,383,870
Newcrest Mining Ltd.	692,347	26,308,201
Newmont Mining Corp.	204,400	12,024,852
Yamana Gold, Inc.	547,200	6,385,599
		115,554,958
Steel - 0.2%
Reliance Steel & Aluminum Co.	82,400	3,662,680
TOTAL METALS & MINING		203,099,425
OIL, GAS & CONSUMABLE FUELS - 55.8%
Coal & Consumable Fuels - 5.5%
Alpha Natural Resources, Inc. (a)	555,914	27,551,098
International Coal Group, Inc. (a)	156,700	1,192,487
Massey Energy Co.	852,500	41,866,275
Peabody Energy Corp.	168,900	9,933,009
		80,542,869
Integrated Oil & Gas - 25.5%
Chevron Corp.	519,200	42,039,624
Ecopetrol SA ADR	2,500	100,425
Exxon Mobil Corp.	1,789,700	124,491,530
Hess Corp.	125,300	8,777,265
Marathon Oil Corp.	1,836,600	61,471,002
Murphy Oil Corp.	209,100	14,118,432
Occidental Petroleum Corp.	1,152,000	101,571,840
Royal Dutch Shell PLC Class B ADR	256,000	15,439,360
Suncor Energy, Inc.	200,100	6,720,678
		374,730,156
Oil & Gas Exploration & Production - 16.1%
Alange Energy Corp. (a)	317,000	188,360
Anadarko Petroleum Corp.	364,100	23,360,656
Apache Corp.	339,200	36,511,488
Berry Petroleum Co. Class A	124,700	4,752,317
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Canadian Natural Resources Ltd.	395,100	$ 15,198,226
Cimarex Energy Co.	336,100	27,069,494
EXCO Resources, Inc.	323,575	6,008,788
Gran Tierra Energy, Inc. (a)	454,500	3,386,835
Newfield Exploration Co. (a)	427,300	28,556,459
Niko Resources Ltd.	35,200	3,159,977
Northern Oil & Gas, Inc. (a)	21,800	498,130
Pacific Rubiales Energy Corp.	46,500	1,449,445
Painted Pony Petroleum Ltd. Class A (a)	278,300	2,027,746
Petrobank Energy & Resources Ltd. (a)	47,300	1,862,328
Petrominerales Ltd.	54,000	1,588,545
Pioneer Natural Resources Co.	46,000	3,685,060
Southwestern Energy Co. (a)	316,833	11,469,355
Talisman Energy, Inc.	1,256,300	24,120,079
Toreador Resources Corp. (a)(d)	55,800	850,950
Vermilion Energy, Inc.	17,600	720,390
Whiting Petroleum Corp. (a)	368,500	40,553,425
		237,018,053
Oil & Gas Refining & Marketing - 7.4%
CVR Energy, Inc. (a)	545,900	6,567,177
Frontier Oil Corp.	1,068,827	16,598,883
Holly Corp.	861,400	30,958,716
Petroplus Holdings AG	122,930	1,175,836
Sunoco, Inc.	640,800	25,721,712
Tesoro Corp.	360,500	5,883,360
Valero Energy Corp.	979,200	19,074,816
Western Refining, Inc. (a)(d)	343,002	3,344,270
		109,324,770
Oil & Gas Storage & Transport - 1.3%
Williams Companies, Inc.	826,900	18,861,589
TOTAL OIL, GAS & CONSUMABLE FUELS		820,477,437
PAPER & FOREST PRODUCTS - 0.2%
Paper Products - 0.2%
Domtar Corp.	41,900	3,181,048
TOTAL COMMON STOCKS (Cost $1,232,770,918)		1,444,357,424
Convertible Bonds - 0.1%
	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Semiconductors - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $710,000)	$ 710,000	$ 623,025
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	7,641,203	7,641,203
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	25,137,500	25,137,500
TOTAL MONEY MARKET FUNDS (Cost $32,778,703)		32,778,703
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,266,259,621)	1,477,759,152
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(7,403,002)
NET ASSETS - 100%	$ 1,470,356,150
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,821
Fidelity Securities Lending Cash Central Fund	132,798
Total	$ 145,619
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,444,357,424	$ 1,444,357,424	$ -	$ -
Convertible Bonds	623,025	-	623,025	-
Money Market Funds	32,778,703	32,778,703	-	-
Total Investments in Securities:	$ 1,477,759,152	$ 1,477,136,127	$ 623,025	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,292,742,205. Net unrealized appreciation aggregated $185,016,947, of which $221,934,908 related to appreciated investment securities and $36,917,961 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Pharmaceuticals Portfolio

November 30, 2010

1.810707.106

PHR-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BIOTECHNOLOGY - 5.3%
Biotechnology - 5.3%
3SBio, Inc. sponsored ADR (a)	39,700	$ 609,395
Acorda Therapeutics, Inc. (a)	20,400	537,540
Alexion Pharmaceuticals, Inc. (a)	28,036	2,143,352
Allos Therapeutics, Inc. (a)	81,600	331,296
AMAG Pharmaceuticals, Inc. (a)	4,200	65,898
Amylin Pharmaceuticals, Inc. (a)	21,360	273,728
ARIAD Pharmaceuticals, Inc. (a)	203,900	821,717
Biogen Idec, Inc. (a)	8,300	530,951
BioMarin Pharmaceutical, Inc. (a)	126,500	3,425,620
Biovitrum AB (a)	55,500	302,947
Cephalon, Inc. (a)	10,000	634,900
Genzyme Corp. (a)	25,100	1,787,622
Human Genome Sciences, Inc. (a)	13,000	318,890
ImmunoGen, Inc. (a)	19,100	158,912
Incyte Corp. (a)	73,000	1,059,230
Inhibitex, Inc. (a)	10,000	29,300
InterMune, Inc. (a)	25,390	318,898
Sino Biopharmaceutical Ltd.	2,098,000	837,579
Sinovac Biotech Ltd. (a)	75,000	363,750
Telik, Inc. (a)	140,000	100,800
Theravance, Inc. (a)	59,900	1,496,302
United Therapeutics Corp. (a)	34,600	2,177,378
		18,326,005
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	54,100	1,894,582
HEALTH CARE EQUIPMENT & SUPPLIES - 5.6%
Health Care Equipment - 4.8%
American Medical Systems Holdings, Inc. (a)	69,000	1,237,170
Boston Scientific Corp. (a)	298,400	1,915,728
C. R. Bard, Inc.	27,500	2,333,375
Covidien PLC	77,300	3,252,011
Hill-Rom Holdings, Inc.	59,000	2,335,220
Hologic, Inc. (a)	131,000	2,148,400
Hospira, Inc. (a)	25,400	1,429,004
Masimo Corp.	50,000	1,543,000
Nakanishi, Inc.	3,400	355,906
Orthovita, Inc. (a)	96,900	192,831
SomnoMed Ltd. (a)	100,000	102,543
		16,845,188
Health Care Supplies - 0.8%
Cooper Companies, Inc.	40,800	2,182,800
RTI Biologics, Inc. (a)	117,405	318,168
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	116,000	318,944
		2,819,912
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		19,665,100

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 3.2%
Health Care Distributors & Services - 0.4%
Henry Schein, Inc. (a)	21,500	$ 1,234,745
Health Care Services - 1.9%
Catalyst Health Solutions, Inc. (a)	74,000	3,176,080
Medco Health Solutions, Inc. (a)	58,000	3,556,560
		6,732,640
Managed Health Care - 0.9%
CIGNA Corp.	47,900	1,763,199
Odontoprev SA	12,000	177,726
UnitedHealth Group, Inc.	30,000	1,095,600
		3,036,525
TOTAL HEALTH CARE PROVIDERS & SERVICES		11,003,910
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	99,400	1,744,470
LIFE SCIENCES TOOLS & SERVICES - 2.7%
Life Sciences Tools & Services - 2.7%
Covance, Inc. (a)	40,000	1,796,400
ICON PLC sponsored ADR (a)	21,400	430,782
Illumina, Inc. (a)	24,700	1,484,964
PAREXEL International Corp. (a)	75,000	1,317,000
PerkinElmer, Inc.	98,000	2,283,400
QIAGEN NV (a)	87,877	1,608,149
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	40,000	670,000
		9,590,695
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Prestige Brands Holdings, Inc. (a)	121,892	1,434,669
PHARMACEUTICALS - 80.6%
Pharmaceuticals - 80.6%
Abbott Laboratories	78,190	3,636,617
Adcock Ingram Holdings Ltd.	57,000	520,746
Akorn, Inc. (a)(d)	483,100	2,565,261
Allergan, Inc.	140,300	9,297,681
Ardea Biosciences, Inc. (a)	68,949	1,532,736
Aspen Pharmacare Holdings Ltd.	32,000	419,575
Auxilium Pharmaceuticals, Inc. (a)	69,700	1,319,421
AVANIR Pharmaceuticals Class A (a)	80,000	342,400
BioMimetic Therapeutics, Inc. (a)	140,000	1,562,400
BMP Sunstone Corp. (a)	157,000	1,551,160
BMP Sunstone Corp. warrants 8/19/12 (a)(e)	1,000	1,065
Bristol-Myers Squibb Co.	312,510	7,887,752
Cadence Pharmaceuticals, Inc. (a)(d)	123,600	886,212
Cadila Healthcare Ltd.	10,000	167,729
Cardiome Pharma Corp. (a)	221,600	1,079,291
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
China Shineway Pharmaceutical Group Ltd.	80,000	$ 259,627
Cipla Ltd.	60,000	449,738
Cypress Bioscience, Inc. (a)	190,000	756,200
DepoMed, Inc. (a)	158,096	863,204
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	183,400	7,148,932
Durect Corp. (a)	309,500	922,310
Elan Corp. PLC sponsored ADR (a)	732,800	3,773,920
Eli Lilly & Co.	158,300	5,328,378
Endo Pharmaceuticals Holdings, Inc. (a)	167,400	6,028,074
Endo Pharmaceuticals Holdings, Inc. rights 2/27/12 (a)	9,000	0
Forest Laboratories, Inc. (a)	102,520	3,269,363
GlaxoSmithKline PLC sponsored ADR	474,400	18,160,032
Glenmark Pharmaceuticals Ltd.	20,000	153,821
Guangzhou Pharmaceutical Co. Ltd. (H Shares)	114,000	166,192
Hi-Tech Pharmacal Co., Inc. (a)(d)	45,700	1,086,746
Hikma Pharmaceuticals PLC	44,000	522,129
Hua Han Bio-Pharmaceutical Holdings Ltd.	560,000	234,385
Impax Laboratories, Inc. (a)	121,100	2,167,690
Inspire Pharmaceuticals, Inc. (a)	251,073	1,752,490
Johnson & Johnson	345,200	21,247,057
King Pharmaceuticals, Inc. (a)	294,800	4,171,420
KV Pharmaceutical Co. Class A (a)(d)	310,000	744,000
Lijun International Pharmaceutical Holding Ltd.	1,000,000	334,836
Lupin Ltd.	7,500	83,753
MAP Pharmaceuticals, Inc. (a)	27,112	389,599
Medicis Pharmaceutical Corp. Class A	99,200	2,613,920
Merck & Co., Inc.	615,036	21,200,291
Mylan, Inc. (a)	284,200	5,560,373
Nektar Therapeutics (a)(d)	210,500	2,667,035
Nichi-iko Pharmaceutical Co. Ltd.	23,000	805,282
Novartis AG sponsored ADR (d)	318,898	17,032,342
Novo Nordisk AS Series B sponsored ADR	140,500	13,968,510
Obagi Medical Products, Inc. (a)	34,000	371,280
Optimer Pharmaceuticals, Inc. (a)	166,000	1,572,020
Pain Therapeutics, Inc. (d)	154,721	1,233,126
Paladin Labs, Inc. (a)	43,100	1,221,713
Par Pharmaceutical Companies, Inc. (a)	42,000	1,509,060
Perrigo Co.	130,800	7,879,392
Pfizer, Inc.	1,177,788	19,186,167
Piramal Healthcare Ltd.	32,000	308,437
Pozen, Inc. (a)	99,000	633,600
Questcor Pharmaceuticals, Inc. (a)	174,800	2,489,152
Roche Holding AG (participation certificate)	7,000	961,092
Salix Pharmaceuticals Ltd. (a)	65,600	2,929,040

	Shares	Value
Sanofi-Aventis sponsored ADR	437,700	$ 13,358,604
Santarus, Inc. (a)	363,500	1,003,260
Sawai Pharmaceutical Co. Ltd.	3,800	324,670
Shire PLC sponsored ADR	122,000	8,581,480
Sihuan Pharmaceutical Holdings Group Ltd.	308,439	238,330
Strides Arcolab Ltd.	20,000	170,699
SuperGen, Inc. (a)	202,000	535,300
Teva Pharmaceutical Industries Ltd. sponsored ADR	214,289	10,723,022
The Medicines Company (a)	149,500	1,970,410
The United Laboratories International Holdings Ltd.	360,000	741,790
Towa Pharmaceutical Co. Ltd.	11,400	638,215
Valeant Pharmaceuticals International, Inc. (d)	646,927	16,768,681
Virbac SA	1,367	204,046
ViroPharma, Inc. (a)	157,700	2,436,465
Watson Pharmaceuticals, Inc. (a)	118,800	5,790,312
XenoPort, Inc. (a)(d)	105,000	813,750
		281,224,808
TOTAL COMMON STOCKS (Cost $306,856,968)		344,884,239
Money Market Funds - 14.1%

Fidelity Cash Central Fund, 0.24% (b)	3,372,854	3,372,854
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	45,953,605	45,953,605
TOTAL MONEY MARKET FUNDS (Cost $49,326,459)		49,326,459
TOTAL INVESTMENT PORTFOLIO - 112.9% (Cost $356,183,427)		394,210,698
NET OTHER ASSETS (LIABILITIES) - (12.9)%		(45,087,900)
NET ASSETS - 100%		$ 349,122,798
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,065 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 125
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,629
Fidelity Securities Lending Cash Central Fund	228,965
Total	$ 239,594
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 344,884,239	$ 344,883,174	$ 1,065	$ -
Money Market Funds	49,326,459	49,326,459	-	-
Total Investments in Securities:	$ 394,210,698	$ 394,209,633	$ 1,065	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $359,490,640. Net unrealized appreciation aggregated $34,720,058, of which $47,592,221 related to appreciated investment securities and $12,872,163 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Retailing Portfolio

November 30, 2010

1.810717.106

RET-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
DISTRIBUTORS - 0.0%
Distributors - 0.0%
Genuine Parts Co.	1,400	$ 67,396
DIVERSIFIED CONSUMER SERVICES - 1.5%
Education Services - 0.0%
Global Education & Technology Group Ltd. ADR (a)	1,600	14,640
Specialized Consumer Services - 1.5%
Coinstar, Inc. (a)(d)	45,520	2,933,309
TOTAL DIVERSIFIED CONSUMER SERVICES		2,947,949
FOOD & STAPLES RETAILING - 0.3%
Food Distributors - 0.3%
Sysco Corp.	22,400	650,048
FOOD PRODUCTS - 0.7%
Packaged Foods & Meats - 0.7%
TreeHouse Foods, Inc. (a)	28,032	1,392,630
HOTELS, RESTAURANTS & LEISURE - 0.5%
Casinos & Gaming - 0.5%
Ameristar Casinos, Inc.	53,800	960,868
INTERNET & CATALOG RETAIL - 23.4%
Catalog Retail - 1.8%
Liberty Media Corp. Interactive Series A (a)	230,100	3,557,346
Internet Retail - 21.6%
Amazon.com, Inc. (a)	149,500	26,222,301
Blue Nile, Inc. (a)	28,000	1,384,600
Expedia, Inc.	152,200	4,007,426
Netflix, Inc. (a)	11,000	2,264,900
Priceline.com, Inc. (a)	20,800	8,196,240
Wotif.com Holdings Ltd.	142,340	638,406
		42,713,873
TOTAL INTERNET & CATALOG RETAIL		46,271,219
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
eBay, Inc. (a)	85,500	2,490,615
Mail.ru Group Ltd. GDR unit (a)(e)	300	12,300
		2,502,915
MULTILINE RETAIL - 20.7%
Department Stores - 9.6%
Kohl's Corp. (a)	147,700	8,333,234
Macy's, Inc.	222,800	5,721,504
Nordstrom, Inc.	82,300	3,522,440
Retail Ventures, Inc. (a)	81,200	1,331,680
		18,908,858

	Shares	Value
General Merchandise Stores - 11.1%
Dollar Tree, Inc. (a)	99,100	$ 5,445,545
Target Corp.	290,000	16,512,600
		21,958,145
TOTAL MULTILINE RETAIL		40,867,003
SPECIALTY RETAIL - 48.4%
Apparel Retail - 17.9%
Aeropostale, Inc. (a)	54,300	1,467,729
American Eagle Outfitters, Inc.	168,300	2,776,950
Citi Trends, Inc. (a)	226,735	5,371,352
DSW, Inc. Class A (a)(d)	39,400	1,540,540
Express, Inc. (d)	69,400	1,046,552
Foot Locker, Inc.	82,100	1,549,227
H&M Hennes & Mauritz AB (B Shares)	15,926	537,439
Inditex SA	4,700	354,160
J. Crew Group, Inc. (a)	12,200	533,384
Jos. A. Bank Clothiers, Inc. (a)	20,387	918,230
Ross Stores, Inc.	32,200	2,089,136
TJX Companies, Inc.	218,700	9,974,907
Urban Outfitters, Inc. (a)	192,700	7,282,133
		35,441,739
Automotive Retail - 5.1%
Advance Auto Parts, Inc.	54,500	3,596,455
AutoZone, Inc. (a)	6,720	1,743,235
O'Reilly Automotive, Inc. (a)	56,500	3,400,170
Penske Automotive Group, Inc. (a)	56,900	858,621
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	48,800	604,144
		10,202,625
Computer & Electronics Retail - 0.7%
Carphone Warehouse Group PLC (a)	133,900	798,631
GameStop Corp. Class A (a)	20,600	410,352
RadioShack Corp.	8,100	149,445
		1,358,428
Home Improvement Retail - 15.6%
Home Depot, Inc.	585,300	17,681,913
Lowe's Companies, Inc.	578,800	13,138,760
		30,820,673
Homefurnishing Retail - 2.5%
Bed Bath & Beyond, Inc. (a)	112,900	4,938,246
Specialty Stores - 6.6%
Office Depot, Inc. (a)	231,900	1,008,765
OfficeMax, Inc. (a)	249,600	4,265,664
Staples, Inc.	146,594	3,226,534
Tiffany & Co., Inc.	35,200	2,185,920
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
Tractor Supply Co.	37,500	$ 1,592,625
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	20,400	712,980
		12,992,488
TOTAL SPECIALTY RETAIL		95,754,199
TEXTILES, APPAREL & LUXURY GOODS - 1.2%
Apparel, Accessories & Luxury Goods - 1.2%
Phillips-Van Heusen Corp.	34,700	2,354,048
Vera Bradley, Inc.	200	6,548
		2,360,596
TOTAL COMMON STOCKS (Cost $153,295,305)		193,774,823
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.24% (b)	5,053,297	5,053,297
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	1,174,400	1,174,400
TOTAL MONEY MARKET FUNDS (Cost $6,227,697)		6,227,697
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $159,523,002)	200,002,520
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(2,256,965)
NET ASSETS - 100%	$ 197,745,555
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,300 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,027
Fidelity Securities Lending Cash Central Fund	18,061
Total	$ 23,088
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $160,535,296. Net unrealized appreciation aggregated $39,467,224, of which $40,707,699 related to appreciated investment securities and $1,240,475 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Software and

Computer Services Portfolio

November 30, 2010

1.810708.106

SOF-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Calix Networks, Inc. (a)(d)	226,000	$ 2,886,020
COMPUTERS & PERIPHERALS - 3.9%
Computer Hardware - 2.3%
Apple, Inc. (a)	80,400	25,016,460
Computer Storage & Peripherals - 1.6%
EMC Corp. (a)	254,600	5,471,354
NetApp, Inc. (a)	138,100	7,033,433
Quantum Corp. (a)	1,440,200	5,227,926
		17,732,713
TOTAL COMPUTERS & PERIPHERALS		42,749,173
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Alternative Carriers - 0.4%
inContact, Inc. (a)	1,440,790	4,293,554
HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
MedAssets, Inc. (a)(d)	254,500	4,719,703
INTERNET & CATALOG RETAIL - 0.3%
Internet Retail - 0.3%
Expedia, Inc.	130,300	3,430,799
INTERNET SOFTWARE & SERVICES - 21.8%
Internet Software & Services - 21.8%
Akamai Technologies, Inc. (a)	209,700	10,944,243
AOL, Inc. (a)	118,800	2,872,584
Art Technology Group, Inc. (a)	276,900	1,653,093
Constant Contact, Inc. (a)	161,265	4,126,771
Digital River, Inc. (a)	73,800	2,717,316
eBay, Inc. (a)	1,736,700	50,590,071
Equinix, Inc. (a)	43,800	3,398,880
Google, Inc. Class A (a)	194,500	108,085,595
LivePerson, Inc. (a)	175,400	1,694,364
LogMeIn, Inc. (a)	24,100	1,055,339
Mercadolibre, Inc. (a)	26,200	1,666,844
Rackspace Hosting, Inc. (a)	311,277	9,079,950
RightNow Technologies, Inc. (a)	187,219	4,742,257
Saba Software, Inc. (a)	754,841	4,551,691
SPS Commerce, Inc. (a)	203,648	2,415,265
Support.com, Inc. (a)	166,910	1,079,908
Terremark Worldwide, Inc. (a)	224,300	2,683,750
The Knot, Inc. (a)	102,311	956,608
VeriSign, Inc. (a)	102,600	3,520,206
VistaPrint Ltd. (a)	61,300	2,471,616
Vocus, Inc. (a)	80,558	1,972,060
WebMD Health Corp. (a)	5,400	277,236
Yahoo!, Inc. (a)	1,270,500	20,035,785
		242,591,432

	Shares	Value
IT SERVICES - 26.3%
Data Processing & Outsourced Services - 8.6%
Alliance Data Systems Corp. (a)	100,700	$ 6,352,156
Convergys Corp. (a)	115,272	1,485,856
DST Systems, Inc.	25,500	1,092,930
Fidelity National Information Services, Inc.	442,289	11,897,574
Fiserv, Inc. (a)	138,000	7,631,400
MasterCard, Inc. Class A	54,700	12,965,541
Syntel, Inc.	23,900	1,140,986
The Western Union Co.	135,100	2,383,164
Total System Services, Inc.	71,700	1,081,953
VeriFone Systems, Inc. (a)	74,300	2,581,925
Visa, Inc. Class A	643,100	47,492,935
WNS Holdings Ltd. sponsored ADR (a)	1,302	15,754
		96,122,174
IT Consulting & Other Services - 17.7%
Accenture PLC Class A	656,000	28,417,920
Acxiom Corp. (a)	72,500	1,233,225
Atos Origin SA (a)	110,111	4,494,443
Cognizant Technology Solutions Corp. Class A (a)	364,800	23,704,704
iGate Corp.	104,900	2,098,000
International Business Machines Corp.	875,700	123,876,520
Lionbridge Technologies, Inc. (a)	1,062,110	3,462,479
Sapient Corp.	47,200	563,096
Teradata Corp. (a)	139,800	5,744,382
Virtusa Corp. (a)	220,000	3,000,800
		196,595,569
TOTAL IT SERVICES		292,717,743
OFFICE ELECTRONICS - 0.9%
Office Electronics - 0.9%
Xerox Corp.	836,949	9,591,436
SOFTWARE - 45.7%
Application Software - 19.2%
Adobe Systems, Inc. (a)	513,700	14,244,901
AsiaInfo Holdings, Inc. (a)(d)	70,000	1,165,500
Aspen Technology, Inc. (a)	148,400	1,855,000
Autodesk, Inc. (a)	228,100	8,049,649
Autonomy Corp. PLC (a)	293,477	6,084,213
Blackboard, Inc. (a)(d)	402,100	16,707,255
Callidus Software, Inc. (a)	1,091,197	5,259,570
Citrix Systems, Inc. (a)	336,800	22,370,256
Compuware Corp. (a)	974,200	10,034,260
Convio, Inc. (a)	314,300	2,297,533
ebix.com, Inc. (a)(d)	246,900	5,123,175
EPIQ Systems, Inc.	1,900	24,206
Informatica Corp. (a)	321,600	13,275,648
Interactive Intelligence, Inc. (a)	34,869	942,858
Intuit, Inc. (a)	291,400	13,080,946
JDA Software Group, Inc. (a)	104,600	2,761,963
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Kenexa Corp. (a)	656,655	$ 12,023,353
Longtop Financial Technologies Ltd. ADR (a)	41,200	1,629,872
Magma Design Automation, Inc. (a)(d)	1,057,100	4,376,394
MicroStrategy, Inc. Class A (a)	31,300	2,709,015
Misys PLC (a)	238,100	1,082,031
Nuance Communications, Inc. (a)	731,300	12,925,728
Parametric Technology Corp. (a)	197,300	4,226,166
Pegasystems, Inc. (d)	238,000	7,366,100
QAD, Inc.	126,049	593,691
QLIK Technologies, Inc.	10,677	251,657
salesforce.com, Inc. (a)	86,178	11,997,701
SolarWinds, Inc. (a)	60,700	1,084,102
Sonic Solutions, Inc. (a)	7,041	70,269
SuccessFactors, Inc. (a)	32,162	970,328
Synchronoss Technologies, Inc. (a)	176,100	4,576,839
Taleo Corp. Class A (a)	673,054	20,662,758
TIBCO Software, Inc. (a)	73,300	1,439,612
TiVo, Inc. (a)	162,700	1,337,394
		212,599,943
Home Entertainment Software - 0.4%
Activision Blizzard, Inc.	385,200	4,522,248
Electronic Arts, Inc. (a)	4,100	61,131
		4,583,379
Systems Software - 26.1%
BMC Software, Inc. (a)	418,400	18,576,960
CA, Inc.	1,412,200	32,325,258
CommVault Systems, Inc. (a)	261,300	7,611,669
Fortinet, Inc.	41,700	1,328,979
Microsoft Corp.	4,093,400	103,194,614
Oracle Corp.	3,754,100	101,510,864
Pervasive Software, Inc. (a)	41,484	217,791
Radiant Systems, Inc. (a)	58,100	1,048,705
Rovi Corp. (a)	54,900	3,028,833
Sourcefire, Inc. (a)	90,700	2,460,691

	Shares	Value
Symantec Corp. (a)	804,500	$ 13,515,600
VMware, Inc. Class A (a)	67,400	5,494,448
		290,314,412
TOTAL SOFTWARE		507,497,734
SPECIALTY RETAIL - 0.0%
Computer & Electronics Retail - 0.0%
GameStop Corp. Class A (a)	2,300	45,816
TOTAL COMMON STOCKS (Cost $902,360,654)		1,110,523,410
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.24% (b)	1,421,446	1,421,446
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	33,494,543	33,494,543
TOTAL MONEY MARKET FUNDS (Cost $34,915,989)		34,915,989
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $937,276,643)		1,145,439,399
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(34,395,773)
NET ASSETS - 100%		$ 1,111,043,626
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,667
Fidelity Securities Lending Cash Central Fund	128,210
Total	$ 137,877
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Magma Design Automation, Inc.	$ 11,965,915	$ 638	$ 13,640,161	$ -	$ -
Total	$ 11,965,915	$ 638	$ 13,640,161	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $941,060,302. Net unrealized appreciation aggregated $204,379,097, of which $217,471,171 related to appreciated investment securities and $13,092,074 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Technology Portfolio

November 30, 2010

1.810712.106

TEC-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
Tesla Motors, Inc. (a)(d)	23,995	$ 847,743
BUILDING PRODUCTS - 0.0%
Building Products - 0.0%
Asahi Glass Co. Ltd.	102,000	1,134,221
CHEMICALS - 0.0%
Commodity Chemicals - 0.0%
STR Holdings, Inc. (d)	45,173	810,855
Specialty Chemicals - 0.0%
Shin-Etsu Chemical Co., Ltd.	500	24,367
Wacker Chemie AG	1,500	256,974
		281,341
TOTAL CHEMICALS		1,092,196
COMMUNICATIONS EQUIPMENT - 9.1%
Communications Equipment - 9.1%
Acme Packet, Inc. (a)	204,656	10,024,051
Adtran, Inc.	144,600	4,502,844
Alcatel-Lucent SA sponsored ADR (a)	300,846	824,318
Balda AG (a)(d)	416,200	3,325,797
Cisco Systems, Inc. (a)	398,163	7,628,803
DG FastChannel, Inc. (a)	98,671	2,489,469
F5 Networks, Inc. (a)	39,525	5,212,557
Finisar Corp. (a)	11,700	223,704
HTC Corp.	1,142,350	31,669,480
Infinera Corp. (a)	206,300	1,683,408
Juniper Networks, Inc. (a)	199,345	6,781,717
Motorola, Inc. (a)	2,970,970	22,757,630
Netronix, Inc.	303,000	830,069
QUALCOMM, Inc.	1,923,438	89,901,492
Research In Motion Ltd. (a)	21,500	1,329,775
Riverbed Technology, Inc. (a)	185,328	6,284,472
Sandvine Corp. (a)	1,941,200	4,241,767
Sandvine Corp. (U.K.) (a)	1,779,212	3,951,494
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	571,209	5,894,877
ZTE Corp. (H Shares)	1,651,200	6,071,057
		215,628,781
COMPUTERS & PERIPHERALS - 23.1%
Computer Hardware - 15.2%
Apple, Inc. (a)	1,145,698	356,483,929
Hewlett-Packard Co.	5,598	234,724
Stratasys, Inc. (a)(d)	185,792	6,283,485
		363,002,138
Computer Storage & Peripherals - 7.9%
EMC Corp. (a)	2,534,839	54,473,690
Imagination Technologies Group PLC (a)	1,013,800	5,660,398
NetApp, Inc. (a)	307,659	15,669,073
Quantum Corp. (a)	729,000	2,646,270

	Shares	Value
SanDisk Corp. (a)	680,018	$ 30,328,803
Seagate Technology (a)	2,564,536	34,390,428
Smart Technologies, Inc. Class A (a)	167,700	1,667,852
Synaptics, Inc. (a)	124,184	3,539,244
Western Digital Corp. (a)	1,157,294	38,769,349
		187,145,107
TOTAL COMPUTERS & PERIPHERALS		550,147,245
CONSUMER FINANCE - 0.1%
Consumer Finance - 0.1%
Discover Financial Services	128,200	2,343,496
Netspend Holdings, Inc.	9,900	132,660
		2,476,156
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	2,792	295,394
Specialized Consumer Services - 0.1%
Coinstar, Inc. (a)	45,600	2,938,464
TOTAL DIVERSIFIED CONSUMER SERVICES		3,233,858
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Specialized Finance - 0.3%
CME Group, Inc.	20,585	5,929,715
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
A123 Systems, Inc. (a)(d)	50,600	389,114
Acuity Brands, Inc.	4,804	258,743
American Superconductor Corp. (a)	34,431	1,145,864
		1,793,721
ELECTRONIC EQUIPMENT & COMPONENTS - 9.6%
Electronic Components - 5.3%
Aeroflex Holding Corp.	153,900	2,217,699
Amphenol Corp. Class A	4,200	210,126
AU Optronics Corp. sponsored ADR (a)(d)	1,006,500	10,004,610
Cando Corp. (a)	3,679,329	2,583,256
Chimei Innolux Corp. (a)	4,047,000	5,550,020
Corning, Inc.	3,574,125	63,119,048
DigiTech Systems Co., Ltd.	254,717	4,234,286
DTS, Inc. (a)	6,386	299,759
E Ink Holdings, Inc. (a)	1,004,000	1,930,262
E Ink Holdings, Inc. GDR (a)(f)	14,900	286,435
J Touch Corp.	463,000	1,876,001
LG Display Co. Ltd. sponsored ADR (d)	756,142	12,884,660
Nippon Electric Glass Co. Ltd.	744,000	10,422,947
Vishay Intertechnology, Inc. (a)	173,546	2,474,766
Young Fast Optoelectron Co. Ltd.	635,000	6,895,833
		124,989,708
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	683,800	$ 23,946,676
Chroma ATE, Inc.	1,135,120	2,901,111
Itron, Inc. (a)	3,295	187,057
Test Research, Inc.	431,550	586,868
Vishay Precision Group, Inc. (a)	16,110	269,843
		27,891,555
Electronic Manufacturing Services - 2.2%
Benchmark Electronics, Inc. (a)	14,900	239,443
IPG Photonics Corp. (a)	11,700	335,322
Jabil Circuit, Inc.	965,900	14,594,749
Ju Teng International Holdings Ltd.	598,000	239,508
Trimble Navigation Ltd. (a)	1,014,111	37,765,494
		53,174,516
Technology Distributors - 0.9%
Anixter International, Inc.	40,200	2,245,974
Arrow Electronics, Inc. (a)	149,894	4,648,213
Avnet, Inc. (a)	151,533	4,644,486
Digital China Holdings Ltd. (H Shares)	2,638,000	5,408,495
Inspur International Ltd.	8,592,000	785,618
Synnex Technology International Corp.	72,329	181,060
VST Holdings Ltd. (a)	7,866,000	2,137,445
WPG Holding Co. Ltd.	661,652	1,230,829
		21,282,120
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		227,337,899
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Health Care Equipment - 0.3%
Biosensors International Group Ltd. (a)	6,519,000	5,824,943
China Medical Technologies, Inc. sponsored ADR (a)(d)	5,306	60,648
Microport Scientific Corp.	2,425,000	2,342,241
Mingyuan Medicare Development Co. Ltd. (d)	890,000	144,417
		8,372,249
Health Care Supplies - 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,592,000	4,377,231
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		12,749,480
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
athenahealth, Inc. (a)	1,500	61,515
Cerner Corp. (a)	51,200	4,498,432
Medidata Solutions, Inc. (a)	54,700	1,088,530
		5,648,477

	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Ctrip.com International Ltd. sponsored ADR (a)	5,107	$ 223,789
eLong, Inc. sponsored ADR (a)	100	1,914
		225,703
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.1%
Skyworth Digital Holdings Ltd.	1,934,943	1,026,654
TomTom Group BV (a)	160	1,472
		1,028,126
Household Appliances - 0.1%
Haier Electronics Group Co. Ltd. (a)	3,185,000	2,977,862
TOTAL HOUSEHOLD DURABLES		4,005,988
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
GCL-Poly Energy Holdings Ltd. (a)	741,000	240,479
INTERNET & CATALOG RETAIL - 1.0%
Internet Retail - 1.0%
Amazon.com, Inc. (a)	50,061	8,780,699
Expedia, Inc.	228,500	6,016,405
MakeMyTrip Ltd. (d)	48,700	1,384,054
Priceline.com, Inc. (a)	17,300	6,817,065
		22,998,223
INTERNET SOFTWARE & SERVICES - 12.3%
Internet Software & Services - 12.3%
Akamai Technologies, Inc. (a)	199,698	10,422,239
Alibaba.com Ltd. (a)	5,329,500	8,867,629
Baidu.com, Inc. sponsored ADR (a)	116,582	12,263,261
Blinkx PLC (a)(d)	500,000	552,114
China Finance Online Co. Ltd. ADR (a)	270,139	2,036,848
ChinaCache International Holdings Ltd. sponsored ADR	4,600	127,420
DealerTrack Holdings, Inc. (a)	7,000	133,700
Digital River, Inc. (a)	259,300	9,547,426
eBay, Inc. (a)	90,043	2,622,953
Google, Inc. Class A (a)	304,567	169,250,928
IntraLinks Holdings, Inc.	287,530	5,911,617
Kakaku.com, Inc.	363	1,774,117
LogMeIn, Inc. (a)(d)	103,500	4,532,265
LoopNet, Inc. (a)	150,000	1,599,000
Mail.ru Group Ltd. GDR unit (a)(f)	142,000	5,822,000
MediaMind Technologies, Inc. (a)	16,500	216,480
Mercadolibre, Inc. (a)(d)	132,345	8,419,789
Monster Worldwide, Inc. (a)	559,536	12,634,323
NetEase.com, Inc. sponsored ADR (a)	173,700	6,631,866
NHN Corp. (a)	94	15,910
Open Text Corp. (a)	54,400	2,305,085
OpenTable, Inc. (a)(d)	43,600	3,162,744
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	90,300	$ 2,634,051
RightNow Technologies, Inc. (a)	135,287	3,426,820
Saba Software, Inc. (a)	10,000	60,300
Tencent Holdings Ltd.	94,900	2,110,654
The Knot, Inc. (a)	16,300	152,405
VeriSign, Inc. (a)	154,600	5,304,326
VistaPrint Ltd. (a)	203,700	8,213,184
Vocus, Inc. (a)	45,600	1,116,288
		291,867,742
IT SERVICES - 5.3%
Data Processing & Outsourced Services - 3.7%
Fiserv, Inc. (a)	4,100	226,730
hiSoft Technology International Ltd. ADR (a)	222,747	6,203,504
MasterCard, Inc. Class A	105,900	25,101,477
Visa, Inc. Class A	737,813	54,487,490
WNS Holdings Ltd. sponsored ADR (a)	26,900	325,490
		86,344,691
IT Consulting & Other Services - 1.6%
Accenture PLC Class A	194,870	8,441,768
Atos Origin SA (a)	68,489	2,795,542
Camelot Information Systems, Inc. ADR	73,700	1,686,993
Cognizant Technology Solutions Corp. Class A (a)	193,200	12,554,136
Hi Sun Technology (China) Ltd. (a)	1,290,000	485,100
iGate Corp.	119,300	2,386,000
International Business Machines Corp.	8,276	1,170,723
Sapient Corp.	268,700	3,205,591
Teradata Corp. (a)	146,400	6,015,576
		38,741,429
TOTAL IT SERVICES		125,086,120
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	42,700	2,567,124
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Meyer Burger Technology AG (a)	6,506	168,541
Mirle Automation Corp.	549,000	555,664
Shin Zu Shing Co. Ltd.	254,647	587,326
		1,311,531
MEDIA - 0.2%
Advertising - 0.2%
AirMedia Group, Inc. ADR (a)(d)	299,201	2,067,479
ReachLocal, Inc.	210,087	3,621,900
		5,689,379

	Shares	Value
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.0%
Globe Specialty Metals, Inc.	17,285	$ 280,190
Timminco Ltd. (a)	13,700	4,671
		284,861
Steel - 0.1%
Xingda International Holdings Ltd.	2,279,000	2,254,053
TOTAL METALS & MINING		2,538,914
OFFICE ELECTRONICS - 0.5%
Office Electronics - 0.5%
Xerox Corp.	1,050,584	12,039,693
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Services - 0.2%
China Real Estate Information Corp. ADR (a)(d)	545,801	4,994,079
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.7%
Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. (a)	18,634	217,645
Amkor Technology, Inc. (a)(d)	1,540,409	10,721,247
ASM International NV unit (a)	41,200	1,020,524
ASML Holding NV	36,905	1,204,210
ATMI, Inc. (a)	11,200	201,040
centrotherm photovoltaics AG (a)	4,737	165,379
Cymer, Inc. (a)	361,622	13,766,950
GT Solar International, Inc. (a)(d)	137,717	921,327
Kulicke & Soffa Industries, Inc. (a)	188,700	1,251,081
Lam Research Corp. (a)	78,758	3,570,100
LTX-Credence Corp. (a)	104,988	827,305
MEMC Electronic Materials, Inc. (a)	24,500	283,465
Novellus Systems, Inc. (a)	83,300	2,511,495
Renewable Energy Corp. ASA (a)	58,200	144,535
Roth & Rau AG (a)	9,022	125,698
Sumco Corp. (a)	500	7,894
Teradyne, Inc. (a)	1,419,379	16,833,835
Tessera Technologies, Inc. (a)	11,466	228,288
Varian Semiconductor Equipment Associates, Inc. (a)	353,742	11,153,485
Verigy Ltd. (a)	951,858	8,147,904
		73,303,407
Semiconductors - 13.6%
Advanced Micro Devices, Inc. (a)	312,224	2,276,113
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	264,500	1,348,950
Alpha & Omega Semiconductor Ltd. (a)	177,433	2,086,612
Altera Corp.	7,014	246,121
ANADIGICS, Inc. (a)	100	642
Applied Micro Circuits Corp. (a)	108,425	1,006,184
ARM Holdings PLC sponsored ADR (d)	69,591	1,304,831
Atmel Corp. (a)	23,876	248,072
Avago Technologies Ltd.	235,400	6,146,294
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Broadcom Corp. Class A	660,165	$ 29,370,741
Canadian Solar, Inc. (a)(d)	18,800	244,776
Cavium Networks, Inc. (a)(d)	173,858	6,397,105
Cirrus Logic, Inc. (a)(d)	466,223	7,119,225
Cree, Inc. (a)	4,050	263,979
CSR PLC (a)	456,336	2,226,381
Cypress Semiconductor Corp. (a)	636,800	9,978,656
Dialog Semiconductor PLC (a)	62,100	1,155,754
Duksan Hi-Metal Co. Ltd. (a)	125,077	2,327,642
Elpida Memory, Inc. (a)	200,700	2,391,084
Energy Conversion Devices, Inc. (a)(d)	29,549	132,675
Fairchild Semiconductor Intl, Inc. (a)	1,008,991	14,176,324
First Solar, Inc. (a)	1,619	198,894
Global Mixed-mode Technology, Inc.	109,000	572,178
Global Unichip Corp.	47,608	212,424
Hittite Microwave Corp. (a)	4,300	246,132
Hynix Semiconductor, Inc. (a)	169,800	3,445,855
Inphi Corp.	157,295	2,500,991
Intel Corp.	8,925	188,496
International Rectifier Corp. (a)	129,445	3,671,060
Intersil Corp. Class A	1,231,838	15,705,935
JA Solar Holdings Co. Ltd. ADR (a)	24,002	166,334
Jinkosolar Holdings Co. Ltd. ADR (d)	8,739	200,735
Linear Technology Corp.	73,000	2,379,800
LSI Corp. (a)	469,410	2,694,413
Marvell Technology Group Ltd. (a)	2,247,271	43,349,858
Maxim Integrated Products, Inc.	422,600	9,825,450
MediaTek, Inc.	17,128	219,438
Micron Technology, Inc. (a)	1,469,078	10,665,506
Microsemi Corp. (a)	13,100	290,034
Monolithic Power Systems, Inc. (a)	414,814	6,690,950
National Semiconductor Corp.	695,300	9,282,255
Netlogic Microsystems, Inc. (a)	8,000	249,600
NVIDIA Corp. (a)	2,194,355	29,843,228
NXP Semiconductors NV	711,669	8,952,796
O2Micro International Ltd. sponsored ADR (a)	169,600	1,051,520
PMC-Sierra, Inc. (a)	57,600	417,600
Power Integrations, Inc. (d)	323,700	13,041,873
Powertech Technology, Inc.	313,000	990,961
Radiant Opto-Electronics Corp.	24,194	42,070
Ralink Technology Corp.	480,000	1,732,283
Rambus, Inc. (a)	117,400	2,349,174
RDA Microelectronics, Inc. sponsored ADR	114,102	1,827,914
Realtek Semiconductor Corp.	1,136,680	2,658,966
RF Micro Devices, Inc. (a)	100	701
Richtek Technology Corp.	291,000	2,596,850
Silicon Laboratories, Inc. (a)	26,000	1,104,480
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	2,302,400	11,834,336

	Shares	Value
Skyworks Solutions, Inc. (a)	127,479	$ 3,244,341
Spreadtrum Communications, Inc. ADR (a)	343,600	5,617,860
Standard Microsystems Corp. (a)	302,400	8,240,400
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	9,500	67,830
Texas Instruments, Inc.	446,347	14,193,835
Trina Solar Ltd. ADR (a)(d)	202,956	4,529,978
TriQuint Semiconductor, Inc. (a)	285,111	3,395,672
Wolfson Microelectronics PLC (a)	288,200	1,060,048
Xilinx, Inc.	7,920	214,790
YoungTek Electronics Corp.	108,500	295,456
		322,509,461
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		395,812,868
SOFTWARE - 18.6%
Application Software - 11.3%
Adobe Systems, Inc. (a)	8,011	222,145
ANSYS, Inc. (a)	125,761	6,099,409
AsiaInfo Holdings, Inc. (a)	56,170	935,231
Aspen Technology, Inc. (a)	200,000	2,500,000
Autodesk, Inc. (a)	436,582	15,406,979
AutoNavi Holdings Ltd. ADR	154,911	2,969,644
Autonomy Corp. PLC (a)	195,625	4,055,596
Blackboard, Inc. (a)	234,144	9,728,683
BroadSoft, Inc. (a)	49,200	1,118,316
Citrix Systems, Inc. (a)	3,719	247,016
Compuware Corp. (a)	1,313,981	13,534,004
Concur Technologies, Inc. (a)	166,170	8,509,566
Epicor Software Corp. (a)	147,602	1,381,555
Informatica Corp. (a)	566,900	23,401,632
Intuit, Inc. (a)	577,965	25,944,849
JDA Software Group, Inc. (a)	74,300	1,961,892
Kenexa Corp. (a)	63,520	1,163,051
Kingdee International Software Group Co. Ltd.	33,032,000	18,206,949
Longtop Financial Technologies Ltd. ADR (a)	270,025	10,682,189
Manhattan Associates, Inc. (a)	7,155	222,449
MicroStrategy, Inc. Class A (a)	24,729	2,140,295
Nuance Communications, Inc. (a)	746,472	13,193,893
Parametric Technology Corp. (a)	545,846	11,692,021
Pegasystems, Inc.	103,934	3,216,757
QLIK Technologies, Inc.	7,000	164,990
RealPage, Inc.	47,600	1,304,240
salesforce.com, Inc. (a)	365,954	50,948,116
Smith Micro Software, Inc. (a)	16,479	246,196
SolarWinds, Inc. (a)	216,700	3,870,262
Sonic Solutions, Inc. (a)(d)	97,895	976,992
SuccessFactors, Inc. (a)	467,700	14,110,509
Synopsys, Inc. (a)	100	2,569
Taleo Corp. Class A (a)	186,491	5,725,274
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
TIBCO Software, Inc. (a)	123,336	$ 2,422,319
TiVo, Inc. (a)	26,100	214,542
Ulticom, Inc. (e)	648,000	5,158,080
VanceInfo Technologies, Inc. ADR (a)	151,600	5,701,676
		269,379,886
Home Entertainment Software - 0.3%
Activision Blizzard, Inc.	18,200	213,668
NCsoft Corp.	10,163	2,176,532
Neowiz Games Corp. (a)	17,991	749,625
Nintendo Co. Ltd. ADR	24,300	828,630
Perfect World Co. Ltd. sponsored ADR Class B (a)	81,500	1,931,550
RealD, Inc.	11,400	324,672
		6,224,677
Systems Software - 7.0%
Ariba, Inc. (a)	255,652	5,173,118
BMC Software, Inc. (a)	571,403	25,370,293
CA, Inc.	509,540	11,663,371
Check Point Software Technologies Ltd. (a)	224,669	9,631,560
CommVault Systems, Inc. (a)	201,346	5,865,209
Fortinet, Inc.	272,064	8,670,680
Insyde Software Corp.	313,262	930,125
MICROS Systems, Inc. (a)	50,400	2,203,488
Microsoft Corp.	7,865	198,277
Novell, Inc. (a)	890	5,304
Oracle Corp.	1,743,703	47,149,729
Red Hat, Inc. (a)	84,724	3,685,494
Rovi Corp. (a)	80,075	4,417,738
Symantec Corp. (a)	1,995,917	33,531,406
TeleCommunication Systems, Inc. Class A (a)	105,200	490,232
VMware, Inc. Class A (a)	87,097	7,100,147
		166,086,171
TOTAL SOFTWARE		441,690,734
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	127,661	6,455,817

	Shares	Value
Crown Castle International Corp. (a)	125,900	$ 5,229,886
SBA Communications Corp. Class A (a)	137,853	5,396,945
Sprint Nextel Corp. (a)	616,951	2,332,075
		19,414,723
TOTAL COMMON STOCKS (Cost $1,969,706,032)		2,358,502,792
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.24% (b)	24,156,803	24,156,803
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	62,211,483	62,211,483
TOTAL MONEY MARKET FUNDS (Cost $86,368,286)		86,368,286
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $2,056,074,318)		2,444,871,078
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(68,026,380)
NET ASSETS - 100%		$ 2,376,844,698
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,108,435 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 47,325
Fidelity Securities Lending Cash Central Fund	464,854
Total	$ 512,179
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ulticom, Inc.	$ 361,441	$ 5,023,228	$ -	$ -	$ 5,158,080
Total	$ 361,441	$ 5,023,228	$ -	$ -	$ 5,158,080
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,358,502,792	$ 2,346,913,363	$ 11,589,429	$ -
Money Market Funds	86,368,286	86,368,286	-	-
Total Investments in Securities:	$ 2,444,871,078	$ 2,433,281,649	$ 11,589,429	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $2,064,530,964. Net unrealized appreciation aggregated $380,340,114, of which $446,511,399 related to appreciated investment securities and $66,171,285 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Telecommunications Portfolio

November 30, 2010

1.810721.106

TEL-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Diversified Support Services - 0.7%
Blue Label Telecoms Ltd.	2,829,100	$ 2,712,273
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Aruba Networks, Inc. (a)	392	8,310
Cisco Systems, Inc. (a)	43,500	833,460
F5 Networks, Inc. (a)	40	5,275
Juniper Networks, Inc. (a)	44,947	1,529,097
Nortel Networks Corp. (a)	8,071	0
Polycom, Inc. (a)	40	1,480
Sandvine Corp. (U.K.) (a)	3,200	7,107
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	6,192
		2,390,921
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	16,875
NetApp, Inc. (a)	20	1,019
Synaptics, Inc. (a)	450	12,825
		30,719
DIVERSIFIED TELECOMMUNICATION SERVICES - 48.4%
Alternative Carriers - 6.1%
AboveNet, Inc.	75,200	4,414,240
Cable & Wireless Worldwide PLC	5	5
Cogent Communications Group, Inc. (a)	64,802	782,808
Global Crossing Ltd. (a)	302,086	4,038,890
Iliad Group SA	55,144	5,525,099
Level 3 Communications, Inc. (a)	7,976	7,976
PAETEC Holding Corp. (a)	73,600	272,320
tw telecom, inc. (a)	532,857	8,781,483
		23,822,821
Integrated Telecommunication Services - 42.3%
AT&T, Inc.	1,025,919	28,510,289
BT Group PLC	5,351	14,155
Cable & Wireless PLC	5	3
Cbeyond, Inc. (a)	177,698	2,342,060
CenturyLink, Inc. (d)	453,190	19,482,638
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	342,100	4,597,824
Cincinnati Bell, Inc. New (a)	225,000	549,000
Deutsche Telekom AG	763	9,770
FairPoint Communications, Inc. (a)	34,149	683
Frontier Communications Corp.	12,732	115,861
Hellenic Telecommunications Organization SA	163	1,477
Qwest Communications International, Inc.	3,513,189	24,592,323
Telecom Italia SpA sponsored ADR	226	2,784
Telenor ASA sponsored ADR	77,000	3,341,800

	Shares	Value
Verizon Communications, Inc.	2,170,269	$ 69,470,308
Windstream Corp.	963,015	12,557,716
		165,588,691
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		189,411,512
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	40	1,490
INTERNET SOFTWARE & SERVICES - 2.5%
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	35,700	1,863,183
Google, Inc. Class A (a)	7,500	4,167,825
Rackspace Hosting, Inc. (a)	90,700	2,645,719
SAVVIS, Inc. (a)	99	2,488
Support.com, Inc. (a)	180,800	1,169,776
		9,848,991
MEDIA - 9.7%
Broadcasting - 0.0%
Ten Network Holdings Ltd.	5	7
Cable & Satellite - 9.7%
Comcast Corp. Class A	408,100	8,162,000
DIRECTV (a)	138,709	5,760,585
Dish TV India Ltd. (a)	5,888	8,729
Kabel Deutschland Holding AG	165,600	7,711,472
Liberty Global, Inc. Class A (a)(d)	164,900	5,814,374
Time Warner Cable, Inc.	51,172	3,149,125
Virgin Media, Inc. (d)	290,600	7,404,488
		38,010,773
Movies & Entertainment - 0.0%
Madison Square Garden, Inc. Class A (a)	525	11,519
TOTAL MEDIA		38,022,299
SOFTWARE - 1.6%
Application Software - 1.6%
AsiaInfo Holdings, Inc. (a)(d)	133,400	2,221,110
Gameloft (a)	671,586	3,826,403
Nuance Communications, Inc. (a)	800	14,140
Synchronoss Technologies, Inc. (a)	3	78
		6,061,731
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)	3	7
TOTAL SOFTWARE		6,061,738
WIRELESS TELECOMMUNICATION SERVICES - 36.2%
Wireless Telecommunication Services - 36.2%
America Movil SAB de CV Series L sponsored ADR	300	16,938
American Tower Corp. Class A (a)	548,600	27,742,702
Axiata Group Bhd (a)	3,095,100	4,475,314
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Clearwire Corp. Class A (a)(d)	1,476,236	$ 10,363,177
Crown Castle International Corp. (a)	525,683	21,836,872
ICO Global Communications Holdings Ltd. Class A (a)	2,399,277	3,622,908
Idea Cellular Ltd. (a)	3,710	5,877
Leap Wireless International, Inc. (a)	596,158	6,489,180
MetroPCS Communications, Inc. (a)	1,025,106	12,455,038
Mobile TeleSystems OJSC sponsored ADR	93,900	1,969,083
MTN Group Ltd.	25	427
NII Holdings, Inc. (a)	358,100	13,879,956
NTELOS Holdings Corp.	632	10,731
PT Indosat Tbk	3,305,600	1,975,897
SBA Communications Corp. Class A (a)	369,382	14,461,305
Sprint Nextel Corp. (a)	2,297,050	8,682,849
Syniverse Holdings, Inc. (a)	204,768	6,257,710
Telephone & Data Systems, Inc.	15,207	542,586
TIM Participacoes SA sponsored ADR (non-vtg.)	55,900	1,797,744
Vivo Participacoes SA sponsored ADR	116,525	3,364,077
Vodafone Group PLC sponsored ADR	66,400	1,663,984
		141,614,355
TOTAL COMMON STOCKS (Cost $378,920,506)		390,094,298
Money Market Funds - 10.1%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	1,880,003	$ 1,880,003
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	37,507,775	37,507,775
TOTAL MONEY MARKET FUNDS (Cost $39,387,778)		39,387,778
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $418,308,284)	429,482,076
NET OTHER ASSETS (LIABILITIES) - (9.8)%	(38,469,000)
NET ASSETS - 100%	$ 391,013,076
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,166
Fidelity Securities Lending Cash Central Fund	169,732
Total	$ 182,898
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 390,094,298	$ 390,078,666	$ 15,632	$ -
Money Market Funds	39,387,778	39,387,778	-	-
Total Investments in Securities:	$ 429,482,076	$ 429,466,444	$ 15,632	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $424,586,392. Net unrealized appreciation aggregated $4,895,684, of which $54,121,664 related to appreciated investment securities and $49,225,980 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in <significant> transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Telecommunications Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Telecommunications Portfolio

1.860867.103

ATLC-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Diversified Support Services - 0.7%
Blue Label Telecoms Ltd.	2,829,100	$ 2,712,273
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Aruba Networks, Inc. (a)	392	8,310
Cisco Systems, Inc. (a)	43,500	833,460
F5 Networks, Inc. (a)	40	5,275
Juniper Networks, Inc. (a)	44,947	1,529,097
Nortel Networks Corp. (a)	8,071	0
Polycom, Inc. (a)	40	1,480
Sandvine Corp. (U.K.) (a)	3,200	7,107
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	6,192
		2,390,921
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	16,875
NetApp, Inc. (a)	20	1,019
Synaptics, Inc. (a)	450	12,825
		30,719
DIVERSIFIED TELECOMMUNICATION SERVICES - 48.4%
Alternative Carriers - 6.1%
AboveNet, Inc.	75,200	4,414,240
Cable & Wireless Worldwide PLC	5	5
Cogent Communications Group, Inc. (a)	64,802	782,808
Global Crossing Ltd. (a)	302,086	4,038,890
Iliad Group SA	55,144	5,525,099
Level 3 Communications, Inc. (a)	7,976	7,976
PAETEC Holding Corp. (a)	73,600	272,320
tw telecom, inc. (a)	532,857	8,781,483
		23,822,821
Integrated Telecommunication Services - 42.3%
AT&T, Inc.	1,025,919	28,510,289
BT Group PLC	5,351	14,155
Cable & Wireless PLC	5	3
Cbeyond, Inc. (a)	177,698	2,342,060
CenturyLink, Inc. (d)	453,190	19,482,638
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	342,100	4,597,824
Cincinnati Bell, Inc. New (a)	225,000	549,000
Deutsche Telekom AG	763	9,770
FairPoint Communications, Inc. (a)	34,149	683
Frontier Communications Corp.	12,732	115,861
Hellenic Telecommunications Organization SA	163	1,477
Qwest Communications International, Inc.	3,513,189	24,592,323
Telecom Italia SpA sponsored ADR	226	2,784
Telenor ASA sponsored ADR	77,000	3,341,800

	Shares	Value
Verizon Communications, Inc.	2,170,269	$ 69,470,308
Windstream Corp.	963,015	12,557,716
		165,588,691
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		189,411,512
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	40	1,490
INTERNET SOFTWARE & SERVICES - 2.5%
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	35,700	1,863,183
Google, Inc. Class A (a)	7,500	4,167,825
Rackspace Hosting, Inc. (a)	90,700	2,645,719
SAVVIS, Inc. (a)	99	2,488
Support.com, Inc. (a)	180,800	1,169,776
		9,848,991
MEDIA - 9.7%
Broadcasting - 0.0%
Ten Network Holdings Ltd.	5	7
Cable & Satellite - 9.7%
Comcast Corp. Class A	408,100	8,162,000
DIRECTV (a)	138,709	5,760,585
Dish TV India Ltd. (a)	5,888	8,729
Kabel Deutschland Holding AG	165,600	7,711,472
Liberty Global, Inc. Class A (a)(d)	164,900	5,814,374
Time Warner Cable, Inc.	51,172	3,149,125
Virgin Media, Inc. (d)	290,600	7,404,488
		38,010,773
Movies & Entertainment - 0.0%
Madison Square Garden, Inc. Class A (a)	525	11,519
TOTAL MEDIA		38,022,299
SOFTWARE - 1.6%
Application Software - 1.6%
AsiaInfo Holdings, Inc. (a)(d)	133,400	2,221,110
Gameloft (a)	671,586	3,826,403
Nuance Communications, Inc. (a)	800	14,140
Synchronoss Technologies, Inc. (a)	3	78
		6,061,731
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)	3	7
TOTAL SOFTWARE		6,061,738
WIRELESS TELECOMMUNICATION SERVICES - 36.2%
Wireless Telecommunication Services - 36.2%
America Movil SAB de CV Series L sponsored ADR	300	16,938
American Tower Corp. Class A (a)	548,600	27,742,702
Axiata Group Bhd (a)	3,095,100	4,475,314
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Clearwire Corp. Class A (a)(d)	1,476,236	$ 10,363,177
Crown Castle International Corp. (a)	525,683	21,836,872
ICO Global Communications Holdings Ltd. Class A (a)	2,399,277	3,622,908
Idea Cellular Ltd. (a)	3,710	5,877
Leap Wireless International, Inc. (a)	596,158	6,489,180
MetroPCS Communications, Inc. (a)	1,025,106	12,455,038
Mobile TeleSystems OJSC sponsored ADR	93,900	1,969,083
MTN Group Ltd.	25	427
NII Holdings, Inc. (a)	358,100	13,879,956
NTELOS Holdings Corp.	632	10,731
PT Indosat Tbk	3,305,600	1,975,897
SBA Communications Corp. Class A (a)	369,382	14,461,305
Sprint Nextel Corp. (a)	2,297,050	8,682,849
Syniverse Holdings, Inc. (a)	204,768	6,257,710
Telephone & Data Systems, Inc.	15,207	542,586
TIM Participacoes SA sponsored ADR (non-vtg.)	55,900	1,797,744
Vivo Participacoes SA sponsored ADR	116,525	3,364,077
Vodafone Group PLC sponsored ADR	66,400	1,663,984
		141,614,355
TOTAL COMMON STOCKS (Cost $378,920,506)		390,094,298
Money Market Funds - 10.1%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	1,880,003	$ 1,880,003
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	37,507,775	37,507,775
TOTAL MONEY MARKET FUNDS (Cost $39,387,778)		39,387,778
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $418,308,284)	429,482,076
NET OTHER ASSETS (LIABILITIES) - (9.8)%	(38,469,000)
NET ASSETS - 100%	$ 391,013,076
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,166
Fidelity Securities Lending Cash Central Fund	169,732
Total	$ 182,898
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 390,094,298	$ 390,078,666	$ 15,632	$ -
Money Market Funds	39,387,778	39,387,778	-	-
Total Investments in Securities:	$ 429,482,076	$ 429,466,444	$ 15,632	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $424,586,392. Net unrealized appreciation aggregated $4,895,684, of which $54,121,664 related to appreciated investment securities and $49,225,980 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in <significant> transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Transportation Portfolio

November 30, 2010

1.810722.106

TRN-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
AIR FREIGHT & LOGISTICS - 29.4%
Air Freight & Logistics - 29.4%
Air Transport Services Group, Inc. (a)	300,408	$ 2,217,011
Atlas Air Worldwide Holdings, Inc. (a)	81,600	4,452,096
C.H. Robinson Worldwide, Inc.	202,496	14,925,980
Dart Group PLC	2,337,217	3,171,500
Dynamex, Inc. (a)	110,515	2,668,937
Expeditors International of Washington, Inc.	85,300	4,512,370
Express-1 Expedited Solutions, Inc. (a)	686,931	1,579,941
FedEx Corp.	180,000	16,401,600
Panalpina Welttransport Holding AG (a)	18,310	2,103,465
United Parcel Service, Inc. Class B	1,096,400	76,890,535
UTI Worldwide, Inc.	242,800	4,673,900
		133,597,335
AIRLINES - 20.5%
Airlines - 20.5%
AirTran Holdings, Inc. (a)	310,900	2,313,096
Alaska Air Group, Inc. (a)	69,700	3,833,500
Copa Holdings SA Class A	85,000	4,740,450
Delta Air Lines, Inc. (a)	1,553,702	21,254,643
Republic Airways Holdings, Inc. (a)(d)	656,900	5,097,544
Ryanair Holdings PLC sponsored ADR	55,500	1,694,415
SkyWest, Inc.	422,600	6,841,894
Southwest Airlines Co.	1,531,400	20,398,248
United Continental Holdings, Inc. (a)(d)	979,736	27,119,092
		93,292,882
AUTO COMPONENTS - 1.3%
Auto Parts & Equipment - 1.3%
Federal-Mogul Corp. Class A (a)	124,430	2,326,841
Modine Manufacturing Co. (a)	173,800	2,408,868
TRW Automotive Holdings Corp. (a)	22,700	1,078,023
Wescast Industries, Inc. Class A (sub. vtg.) (a)	10,100	54,603
		5,868,335
MACHINERY - 3.5%
Construction & Farm Machinery & Heavy Trucks - 3.5%
Accuride Corp. (a)	11,570	134,212
American Railcar Industries, Inc. (a)	79,500	1,193,295
ArvinMeritor, Inc. (a)	50,300	897,855
ASL Marine Holdings Ltd.	893,000	608,587
Commercial Vehicle Group, Inc. (a)	31,024	439,610
Cummins, Inc.	17,700	1,719,024
FreightCar America, Inc.	157,800	3,919,752
Navistar International Corp. (a)	60,900	3,116,862

	Shares	Value
Trinity Industries, Inc.	97,900	$ 2,241,910
Wabash National Corp. (a)	152,435	1,608,189
		15,879,296
MARINE - 3.5%
Marine - 3.5%
Alexander & Baldwin, Inc.	154,000	5,403,860
Costamare, Inc.	185,245	2,096,973
Kirby Corp. (a)	7,200	321,624
Kuehne & Nagel International AG	48,890	6,269,260
Navios Maritime Acquisition Corp.	412,332	1,884,357
		15,976,074
OIL, GAS & CONSUMABLE FUELS - 0.1%
Oil & Gas Storage & Transport - 0.1%
K-Sea Transportation Partners LP	66,800	306,612
ROAD & RAIL - 38.0%
Railroads - 29.2%
CSX Corp.	579,873	35,262,077
Kansas City Southern (a)	144,300	6,831,162
Norfolk Southern Corp.	263,000	15,824,710
RailAmerica, Inc. (a)	348,500	4,321,400
Union Pacific Corp.	780,368	70,318,960
		132,558,309
Trucking - 8.8%
Arkansas Best Corp.	263,200	6,483,932
Con-way, Inc.	269,300	9,102,340
Contrans Group, Inc.:
(sub. vtg.) (f)	12,800	104,734
Class A	86,200	705,319
Frozen Food Express Industries, Inc. (a)(e)	906,129	3,198,635
Hertz Global Holdings, Inc. (a)	79,700	977,122
J.B. Hunt Transport Services, Inc.	82,100	2,996,650
Landstar System, Inc.	94,300	3,390,085
Old Dominion Freight Lines, Inc. (a)	206,200	5,955,056
Ryder System, Inc.	13,100	564,741
Saia, Inc. (a)	279,500	4,212,065
US 1 Industries, Inc. (a)	800	888
USA Truck, Inc. (a)	130,700	1,731,775
YRC Worldwide, Inc. (a)(d)	197,716	690,029
		40,113,371
TOTAL ROAD & RAIL		172,671,680
TRADING COMPANIES & DISTRIBUTORS - 0.7%
Trading Companies & Distributors - 0.7%
Rush Enterprises, Inc. Class A (a)	177,900	3,125,703
TRANSPORTATION INFRASTRUCTURE - 0.4%
Airport Services - 0.4%
Avantair, Inc. (a)	740,073	1,813,179
TOTAL COMMON STOCKS (Cost $386,432,245)		442,531,096
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	8,663,638	$ 8,663,638
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	4,860,716	4,860,716
TOTAL MONEY MARKET FUNDS (Cost $13,524,354)		13,524,354
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $399,956,599)	456,055,450
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,870,229)
NET ASSETS - 100%	$ 454,185,221
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $104,734 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,131
Fidelity Securities Lending Cash Central Fund	232,896
Total	$ 247,027
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Frozen Food Express Industries, Inc.	$ 1,001,452	$ 1,820,881	$ -	$ -	$ 3,198,635
Quality Distribution, Inc.	6,070,934	3,363,121	9,750,335	-	-
Vitran Corp., Inc.	3,186,452	11,598,068	11,403,743	-	-
Total	$ 10,258,838	$ 16,782,070	$ 21,154,078	$ -	$ 3,198,635
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $407,969,124. Net unrealized appreciation aggregated $48,086,326, of which $55,292,947 related to appreciated investment securities and $7,206,621 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Utilities Portfolio

November 30, 2010

1.810724.106

UTI-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
ELECTRIC UTILITIES - 52.6%
Electric Utilities - 52.6%
EDF SA	148,400	$ 6,188,268
Edison International	803,345	29,675,564
ITC Holdings Corp.	334,038	20,226,001
NextEra Energy, Inc.	1,006,068	50,927,163
NV Energy, Inc.	1,862,542	25,498,200
Pinnacle West Capital Corp.	400,108	16,172,365
PPL Corp.	1,327,840	33,740,414
Southern Co.	939,972	35,455,744
		217,883,719
GAS UTILITIES - 8.4%
Gas Utilities - 8.4%
National Fuel Gas Co. New Jersey	277,481	17,581,196
ONEOK, Inc.	341,513	17,454,729
		35,035,925
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 6.3%
Independent Power Producers & Energy Traders - 6.3%
AES Corp. (a)	1,246,759	13,477,465
Calpine Corp. (a)	100,788	1,219,535
International Power PLC	625,154	3,962,003
Mirant Corp. (a)	128,900	1,278,688
RRI Energy, Inc. (a)	1,701,500	5,989,280
		25,926,971
MULTI-UTILITIES - 29.5%
Multi-Utilities - 29.5%
CenterPoint Energy, Inc.	744,157	11,631,174
National Grid PLC	1,872,200	16,533,303
NiSource, Inc.	863,750	14,450,538
OGE Energy Corp.	156,570	6,968,931
PG&E Corp.	429,767	20,168,965
Public Service Enterprise Group, Inc.	107,200	3,304,976
Sempra Energy	619,014	31,006,411
Veolia Environnement	404,900	10,659,720
Veolia Environnement sponsored ADR (d)	283,909	7,540,623
		122,264,641

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 2.3%
Oil & Gas Exploration & Production - 2.0%
Canacol Energy Ltd. (a)	1,037,100	$ 1,626,467
Pacific Rubiales Energy Corp.	219,600	6,845,120
		8,471,587
Oil & Gas Storage & Transport - 0.3%
SemGroup Corp. Class A (a)	43,483	1,135,776
TOTAL OIL, GAS & CONSUMABLE FUELS		9,607,363
TOTAL COMMON STOCKS (Cost $398,152,748)		410,718,619
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.24% (b)	1,449,458	1,449,458
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	5,924,800	5,924,800
TOTAL MONEY MARKET FUNDS (Cost $7,374,258)		7,374,258
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $405,527,006)	418,092,877
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(3,581,069)
NET ASSETS - 100%	$ 414,511,808
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,791
Fidelity Securities Lending Cash Central Fund	16,035
Total	$ 22,826
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 410,718,619	$ 383,525,596	$ 27,193,023	$ -
Money Market Funds	7,374,258	7,374,258	-	-
Total Investments in Securities:	$ 418,092,877	$ 390,899,854	$ 27,193,023	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $408,094,421. Net unrealized appreciation aggregated $9,998,456, of which $18,075,233 related to appreciated investment securities and $8,076,777 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Wireless Portfolio

November 30, 2010

1.810702.106

WIR-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 22.3%
Communications Equipment - 22.3%
Aruba Networks, Inc. (a)(d)	75,484	$ 1,600,261
Harris Corp.	29,300	1,296,232
Motorola, Inc. (a)	1,309,980	10,034,447
QUALCOMM, Inc.	636,250	29,738,325
Research In Motion Ltd. (a)	322,400	19,940,440
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	612,800	6,324,096
ViaSat, Inc. (a)	40,900	1,691,624
ZTE Corp. (H Shares)	77,600	285,316
		70,910,741
COMPUTERS & PERIPHERALS - 4.3%
Computer Hardware - 4.3%
Apple, Inc. (a)	43,900	13,659,485
DIVERSIFIED TELECOMMUNICATION SERVICES - 15.6%
Integrated Telecommunication Services - 15.6%
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	1,162,000	15,617,280
Deutsche Telekom AG	100	1,280
Telefonica SA sponsored ADR (d)	311,500	19,936,000
Verizon Communications, Inc.	433,600	13,879,536
		49,434,096
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Components - 0.0%
E Ink Holdings, Inc. GDR (a)(e)	2,700	51,904
IT SERVICES - 0.7%
IT Consulting & Other Services - 0.7%
Amdocs Ltd. (a)	83,500	2,171,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
Semiconductors - 2.6%
Atheros Communications, Inc. (a)	97,700	3,181,112
Broadcom Corp. Class A	9,000	400,410
NVIDIA Corp. (a)	354,500	4,821,200
		8,402,722
SOFTWARE - 2.6%
Application Software - 2.6%
Gameloft (a)	1,354,162	7,715,421
Synchronoss Technologies, Inc. (a)	17,400	452,226
		8,167,647
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)	28,623	63,257
TOTAL SOFTWARE		8,230,904
WIRELESS TELECOMMUNICATION SERVICES - 51.4%
Wireless Telecommunication Services - 51.4%
America Movil SAB de CV Series L sponsored ADR	400	22,584
American Tower Corp. Class A (a)	284,492	14,386,760

	Shares	Value
China Mobile (Hong Kong) Ltd. sponsored ADR (d)	280,500	$ 13,982,925
Clearwire Corp. Class A (a)(d)	896,400	6,292,728
Crown Castle International Corp. (a)	363,100	15,083,174
KDDI Corp.	6	34,237
Leap Wireless International, Inc. (a)	14,350	156,200
MetroPCS Communications, Inc. (a)	644,800	7,834,320
Millicom International Cellular SA	69,300	6,013,854
NII Holdings, Inc. (a)	333,900	12,941,964
NTT DoCoMo, Inc.	1,792	2,908,101
NTT DoCoMo, Inc. sponsored ADR	19,100	310,566
PT Indosat Tbk	2,700	1,614
Rogers Communications, Inc. Class B (non-vtg.)	40,400	1,428,128
SBA Communications Corp. Class A (a)	306,900	12,015,135
Sprint Nextel Corp. (a)	6,225,331	23,531,751
Telephone & Data Systems, Inc.	27,378	976,847
U.S. Cellular Corp. (a)	38,200	1,748,796
Vodafone Group PLC sponsored ADR	1,740,700	43,621,943
		163,291,627
TOTAL COMMON STOCKS (Cost $316,116,699)		316,152,479
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.24% (b)	1,516,565	1,516,565
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	19,446,575	19,446,575
TOTAL MONEY MARKET FUNDS (Cost $20,963,140)		20,963,140
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $337,079,839)	337,115,619
NET OTHER ASSETS (LIABILITIES) - (6.1)%	(19,353,536)
NET ASSETS - 100%	$ 317,762,083
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,904 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,660
Fidelity Securities Lending Cash Central Fund	210,499
Total	$ 216,159
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 316,152,479	$ 313,210,141	$ 2,942,338	$ -
Money Market Funds	20,963,140	20,963,140	-	-
Total Investments in Securities:	$ 337,115,619	$ 334,173,281	$ 2,942,338	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $346,742,143. Net unrealized depreciation aggregated $9,626,524, of which $20,560,830 related to appreciated investment securities and $30,187,354 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 31, 2011